SPARTAN(REGISTERED TRADEMARK)
ARIZONA
MUNICIPAL
FUNDS

SEMIANNUAL REPORT
FEBRUARY 29, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE        3   Ned Johnson on investing
                               strategies.

SPARTAN ARIZONA MUNICIPAL
INCOME FUND

 PERFORMANCE               4   How the fund has done over
                               time.

 FUND TALK                 7   The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        10  A summary of major shifts in
                               the fund's investments over
                               the past six months.

 INVESTMENTS               11  A complete list of the fund's
                               investments with their
                               market values.

 FINANCIAL STATEMENTS      16  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

SPARTAN ARIZONA MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE               20  How the fund has done over
                               time.

 FUND TALK                 22  The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        24  A summary of major shifts in
                               the fund's investments over
                               the past six months and one
                               year.

 INVESTMENTS               25  A complete list of the fund's
                               investments.

 FINANCIAL STATEMENTS      29  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

NOTES                      33  Notes to the financial
                               statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The
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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL     -0.26%         -2.01%       28.28%        35.80%
INCOME

LB Arizona 4 Plus Year        -0.52%         -2.37%       n/a           n/a
Enhanced   Municipal Bond

Arizona Municipal Debt Funds  -1.50%         -4.26%       26.12%        n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 39 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL     -2.01%       5.11%         5.84%
INCOME

LB Arizona 4 Plus Year        -2.37%       n/a           n/a
Enhanced  Municipal Bond

Arizona Municipal Debt Funds  -4.26%       4.74%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan AZ Muni Income      LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11908.53                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45
  1997/03/31      12294.99                    12280.54
  1997/04/30      12389.13                    12383.32
  1997/05/31      12544.70                    12569.57
  1997/06/30      12675.15                    12703.44
  1997/07/31      13009.98                    13055.32
  1997/08/31      12880.60                    12932.99
  1997/09/30      13024.85                    13086.51
  1997/10/31      13097.69                    13170.65
  1997/11/30      13156.84                    13248.10
  1997/12/31      13326.81                    13441.39
  1998/01/31      13437.65                    13580.10
  1998/02/28      13445.37                    13584.18
  1998/03/31      13446.17                    13596.13
  1998/04/30      13383.32                    13534.81
  1998/05/31      13544.37                    13749.07
  1998/06/30      13579.60                    13803.24
  1998/07/31      13616.10                    13837.88
  1998/08/31      13803.11                    14051.68
  1998/09/30      13964.10                    14226.76
  1998/10/31      13975.18                    14226.48
  1998/11/30      13997.25                    14276.41
  1998/12/31      14033.73                    14312.39
  1999/01/31      14186.10                    14482.57
  1999/02/28      14103.25                    14419.28
  1999/03/31      14114.92                    14439.32
  1999/04/30      14150.56                    14475.27
  1999/05/31      14071.05                    14391.46
  1999/06/30      13885.53                    14184.22
  1999/07/31      13962.06                    14235.85
  1999/08/31      13856.00                    14121.97
  1999/09/30      13867.02                    14127.76
  1999/10/31      13759.81                    13974.61
  1999/11/30      13876.02                    14123.30
  1999/12/31      13776.83                    14018.08
  2000/01/31      13673.24                    13957.11
  2000/02/29      13819.95                    14119.01
IMATRL PRASUN   SHR__CHT 20000229 20000313 102201 R00000000000067

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 29, 2000, the value of the investment would have grown to $13,820 - a 38.20% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,119 - a 41.19% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,                        OCTOBER 11, 1994
                                                                                               (COMMENCEMENT OF OPERATIONS)
                                                                                               TO AUGUST 31,

                  2000                           1999                    1998   1997   1996    1995

Dividend returns  2.27%                          4.13%                   4.55%  4.80%  4.92%   5.34%

Capital returns   -2.53%                         -3.75%                  2.61%  3.36%  -0.20%   6.40%

Total returns     -0.26%                         0.38%                   7.16%  8.16%  4.72%   11.74%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED             PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share       3.93(cents)   23.81(cents)   46.86(cents)

Annualized dividend rate  4.84%         4.61%          4.43%

30-day annualized yield   4.96%         -              -

30-day annualized         8.15%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.22 over the past one month, $10.36 over the past six months and $10.57 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.23% combined effective 2000 federal and state income tax bracket. The tax-equivalent yield also reflects that a portion of the fund's income was subject to state taxes, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Two more interest-rate hikes by the
U.S. Federal Reserve board during the
six-month period ending February
29, 2000 - on top of the two rates
hikes that occurred shortly before the
period began - continued to
detract from the performance of
municipal bonds. For the six-month
period, the Lehman Brothers
Municipal Bond Index - an index
of over 35,000 investment-grade,
fixed-rate, tax-exempt bonds -
turned in a flat return of -0.02%.
Several other factors also contributed
to the municipal bond industry's
lackluster performance. The health
care sector, a prominent issuer of
muni bonds, was beleaguered by
concerns of Medicare and
government pricing reforms, which
caused health care securities to
struggle. Furthermore, as interest
rates continued to climb, many
muni bonds fell to deeply discounted
levels, which can create unfavorable
tax consequences for buyers of those
bonds. In return, investors demanded
greater yield as compensation,
causing the prices of these issues
to drop even further. Compared to
corporate and mortgage bonds,
municipal bond performance
lagged during the six-month
period. The Lehman Brothers
Corporate Bond Index returned
1.70%, while mortgage securities, one
of the best-performing domestic
debt offerings during the period,
returned 2.30%, according to the
Lehman Brothers Mortgage-Backed
Securities Index.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past six months, rising interest rates and continued worries about potential future inflation caused the fund to post a slightly negative return, although it significantly outpaced its peers and outperformed its benchmark. For the six-month period that ended February 29, 2000, the fund had a total return of -0.26%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned -1.50% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned -0.52%. For the 12-month period that ended February 29, 2000, the fund returned -2.01%, while the Arizona municipal debt funds average returned -4.26% and the Lehman Brothers index was off 2.37%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. The fund's focus on intermediate-maturity bonds was one of the main factors behind its outperformance. Throughout the past six months, I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - because, based on Fidelity's quantitative research models, I felt that they offered some of the best values for their given interest-rate sensitivity and their total return potential. That strategy proved to be beneficial and the fund's larger-than-average stake in intermediate bonds worked in its favor when demand for them rose and they generally outpaced longer- and shorter-term securities.

Q. WHAT OTHER FACTORS AIDED PERFORMANCE?

A. The fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, there were. Health care bonds continued their disappointing run throughout the past six months, coming under pressure from a variety of challenges including cutbacks in Medicare payments and ensuing questions about many hospitals' future profitability. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments could have on hospitals over the long term. My approach is to be very selective, emphasizing hospitals with a proven track record that I believe can do well in today's evolving, more competitive operating environment. There are a number of hospitals in Arizona that are particularly benefiting from the state's strong population growth. For example, one of the fund's largest health care holdings is Phoenix Children's Hospital, which enjoys strong demand for its services and has been able to exert more control over its pricing than hospitals in other areas of the country where growth is not as strong.

Q. WITH ABOUT HALF OF THE FUND'S INVESTMENTS IN BONDS RATED AAA AT THE END OF THE PERIOD, THE FUND HAD A HIGH-QUALITY PROFILE. WHAT WAS THE RATIONALE FOR THAT POSITIONING?

A. The fund's focus on high-quality bonds is a function of a couple of factors. First, it's a reflection of the Arizona municipal market overall, where high-quality bonds make up the lion's share of available supply. Second, I didn't feel that, apart from selected categories, lower-quality bonds offered enough incentive by way of additional yield for owning them. One exception was education bonds, including those backed by Arizona colleges and universities. I liked them because they allowed me to diversify the fund away from economically sensitive bonds such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years. Some of the fund's larger holdings in the education sector at the end of the period were bonds issued by the University of Arizona.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipals were fairly cheap compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will, as always, be the direction of interest rates. But instead of spending time trying to forecast interest-rate movements, I'll look for attractively priced bonds that I believe will outperform, no matter where interest rates end up.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, exempt from
federal income tax and
Arizona personal income tax

FUND NUMBER: 434

TRADING SYMBOL: FSAZX

START DATE: October 11,
1994

SIZE: as of February 29,
2000, more than $27 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON THE
ARIZONA ECONOMY:

"Although the Arizona economy
has slowed modestly from the
red-hot pace it set in 1998, it's
expected to remain one of the
fastest-growing economies in the
United States in the coming year.
Weaker growth in the
manufacturing sector has been
offset by strength in the financial
services and government sectors,
the latter of which has been
driven primarily by adding more
teachers at both state and local
schools. In addition, the state's
unemployment rate remains low
and employment growth remains
stable. A turnaround in the
semiconductor industry has
benefited the state's technology
sector. Furthermore, exports to
Europe and Mexico have increased
while exports to Asia have
rebounded, although not to their
pre-Asian crisis of 1998 levels."

(solid bullet) At the end of the period, the fund had 9.0% of its net assets in bonds issued by Puerto Rico. As a territory of the United States,
Puerto Rico can issue bonds that
are free from taxes in all 50 states.
When the supply of Arizona
municipals is limited or their
prices look expensive, the
manager occasionally invests in
Puerto Rico bonds.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES



TOP FIVE SECTORS AS OF
FEBRUARY 29, 2000

                              % OF FUND'S NET ASSETS  % OF FUND'S NET ASSETS  6
                                                      MONTHS AGO

General Obligations            29.9                    25.7

Special Tax                    17.3                    15.1

Health Care                    11.6                    10.1

Education                      10.4                    6.7

Electric Utilities             9.7                     20.2

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 29, 2000

                                                       6 MONTHS AGO

Years                          13.2                    9.9


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 29,
2000

                                    6 MONTHS AGO

Years                         6.9   6.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF FEBRUARY 29, 2000

Aaa 51.4%
Aa, A 38.3%
Baa 5.4%
Short-term
Investments 4.9%

Row: 1, Col: 1, Value: 51.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 38.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.4
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.9

AS OF AUGUST 31, 1999

Aaa 49.1%
Aa, A 39.2%
Baa 6.8%
Short-term
Investments 4.9%

Row: 1, Col: 1, Value: 49.1
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 39.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 6.8
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.9

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL BONDS - 95.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - 86.4%

Arizona Health Facilities
Auth. Hosp. Sys. Rev.:

(Phoenix Children's Hosp.         A2        $ 1,000,000                    $ 937,290
Proj.) Series A, 6.25%
11/15/29

Rfdg. (Saint Lukes Health         Aaa        345,000                        374,718
Sys. Proj.)  7.25% 11/1/14
(Pre-Refunded to  11/1/03 @
102) (e)

Arizona Student Ln. Aquistion     A2         500,000                        480,350
Auth. Student Ln. Rev. Rfdg.
Sub Series B1, 6.15% 5/1/29
(d)

Arizona Trans. Board Excise
Tax Rev.:

(Maricopa County Reg'l. Area      Aaa        400,000                        414,104
Road Proj.) Series A, 5.75%
7/1/05 (AMBAC Insured)

Rfdg. (Maricopa County Reg'l.
Area  Road Proj.):

Series A, 6.5% 7/1/04 (AMBAC      Aaa        100,000                        106,118
Insured)

Series B, 6% 7/1/05 (AMBAC        Aaa        150,000                        157,026
Insured)

Arizona Trans. Board Hwy. Rev.:

Rfdg. 5.75% 7/1/19                Aa1        670,000                        663,702

Series A, 6.5% 7/1/11             Aaa        300,000                        311,787
(Pre-Refunded to 7/1/01 @
101.5) (e)

Arizona Univ. Rev. Rfdg. 6%       A1         1,000,000                      1,049,578
7/1/06

Central Arizona Wtr.
Conservation District
Contract Rev.:

(Central Arizona Proj.)           Aaa        200,000                        207,280
Series B, 6.3% 11/1/02 (MBIA
Insured)

Rfdg. (Central Arizona Proj.)
Series A:

5.5% 11/1/09                      A1         1,000,000                      1,011,380

5.5% 11/1/10                      A1         375,000                        378,116

Chandler Gen. Oblig.:

6.25% 7/1/10                      Aa2        500,000                        535,505

6.5% 7/1/10 (MBIA Insured)        Aaa        200,000                        217,138

6.5% 7/1/11 (MBIA Insured)        Aaa        225,000                        244,073

Chandler Wtr. & Swr. Rev.         Aaa        1,000,000                      973,420
5.5% 7/1/15  (MBIA Insured)

Cochise County Unified School     Aaa        200,000                        218,270
District #68 (Sierra Vista
Proj.) Series B, 9% 7/1/02
(FGIC Insured)

Flagstaff Gen. Oblig. 4.5%        Aaa        200,000                        178,400
7/1/13  (FGIC Insured)

Glendale Ind. Dev. Auth. Edl.     AAA        150,000                        161,825
Facilities Rev. Rfdg.
(American Graduate School
Int'l. Proj.) 6.55% 7/1/06
(AMBAC Insured)
(Pre-Refunded to 7/1/05 @
101) (e)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Maricopa County Ctfs. of          A2        $ 155,000                      $ 155,284
Prtn. 5.625% 6/1/00

Maricopa County Hosp. Rev.        Baa1       300,000                        268,395
Rfdg. (Sun Health Corp.
Proj.) 6.125% 4/1/18

Maricopa County Ind. Dev.         Baa1       500,000                        482,600
Auth. Health Facilities Rev.
Rfdg. (Catholic Health Care
West Proj.) Series A, 5%
7/1/03

Maricopa County Ind. Dev.         AA+        1,000,000                      843,070
Auth. Hosp. Facilities Rev.
(Mayo Clinic Hosp. Proj.)
5.25% 11/15/37

Maricopa County School            Aaa        500,000                        379,140
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary Proj.) Second
Series, 0% 7/1/05 (MBIA
Insured)

Maricopa County School            Aaa        500,000                        319,155
District #3 Rfdg.  (Cap.
Appreciation) (Temple
Elementary Proj.) 0% 7/1/08
(AMBAC Insured)

Maricopa County School            Aaa        300,000                        304,707
District #4 Rfdg. (Mesa
Univ. Proj.) 5.25% 7/1/04
(FSA Insured)

Maricopa County School            Aaa        200,000                        212,798
District #14 Rfdg.
(Creighton Proj.) 6.5%
7/1/04 (FGIC Insured)

Maricopa County School            Aaa        955,000                        645,561
District #28 Rfdg.  (Cap.
Appreciation) (Kyrene
Elementary Proj.)  Series C,
0% 7/1/07 (FGIC Insured)

Maricopa County Unified           Aaa        1,000,000                      734,730
School District #41Gilbert
Rfdg. (Cap. Appreciation) 0%
1/1/06 (FGIC Insured)

Maricopa County Unified           Aaa        400,000                        432,240
School District #80
(Chandler Proj.) 6.6% 7/1/06
(FGIC Insured)

Mesa Gen. Oblig. Rfdg. 5.7%       Aaa        250,000                        256,748
7/1/03 (FGIC Insured)

Mesa Ind. Dev. Auth. Rev.         Aaa        500,000                        478,395
(Discovery  Health Sys.
Proj.) Series A, 5.375%
1/1/14 (MBIA Insured)

Mohave County Ind. Dev. Auth.     A+         250,000                        227,490
Ind. Dev. Rev. (North Star
Steel Co. Proj.) Series B,
5.5% 12/1/20 (d)

Navajo County Poll. Cont.         Baa1       200,000                        186,810
Corp. Rev. Rfdg. (Pub. Svc.
Co. Proj.) Series A, 5.875%
8/15/28

Phoenix Arpt. Rev. Series D,      Aaa        810,000                        853,619
6.4% 7/1/12 (MBIA Insured)
(d)

Phoenix Civic Impt. Corp.
Arpt. Excise Tax Rev. Rfdg.
Sr. Lien:

5% 7/1/03 (d)                     Aa2        500,000                        498,300

5.25% 7/1/09 (d)                  Aa2        400,000                        387,176

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Phoenix Civic Impt. Corp.
Excise Tax Rev.:

(Muni. Courthouse Proj.) Sr.
Lien Series A:

5.5% 7/1/11                       Aa2       $ 200,000                      $ 200,986

5.75% 7/1/15                      Aa2        675,000                        676,181

5.375% 7/1/29                     Aa2        220,000                        199,151

Phoenix Civic Impt. Corp.         Aa3        500,000                        471,390
Wtr. Sys. Rev. Jr. Lien,
5.45% 7/1/19

Phoenix Gen. Oblig.:

Rfdg. Series A, 7.5% 7/1/08       Aa1        100,000                        115,032

4.5% 7/1/18                       Aa1        400,000                        331,408

Phoenix Street & Hwy. User        Aaa        250,000                        261,055
Rev. Rfdg. Jr. Lien, 6.25%
7/1/11 (MBIA Insured)

Pima County Ind. Dev. Auth.       Aaa        200,000                        197,538
Rev. Rfdg. (HealthPartners
Proj.) Series A, 5.625%
4/1/14 (MBIA Insured)

Pima County Unified School        Aaa        250,000                        291,023
District #1 Tucson Rfdg.
7.5% 7/1/10 (FGIC Insured)

Pima County Unified School        Aaa        300,000                        295,878
District #10 Amphitheater
Rfdg. (Cap. Appreciation) 0%
7/1/00 (FGIC Insured)

Scottsdale Gen. Oblig. Rfdg.      Aa1        100,000                        101,766
5.5% 7/1/09

Scottsdale Street & Hwy. User     A1         500,000                        505,645
Rev. Rfdg. 5.5% 7/1/07

Scottsdale Wtr. & Swr. Rev.       Aa1        150,000                        166,559
(1989 Proj.) Series E, 7%
7/1/07

Tempe Union High School
District #213:

(1994 Proj.):

Series B, 7% 7/1/03 (FGIC         Aaa        400,000                        425,972
Insured)

Series C, 4% 7/1/12 (MBIA         Aaa        200,000                        172,648
Insured)

Rfdg. & Impt. 7% 7/1/08 (FGIC     Aaa        310,000                        345,135
Insured)

Tucson Gen. Oblig. Rfdg.          Aaa        200,000                        211,782
6.75% 7/1/03  (FGIC Insured)

Tucson Street & Hwy. User Rev.:

Rfdg. Sr. Lien, 6% 7/1/10         Aaa        400,000                        422,496
(MBIA Insured)

Sr. Lien Series A, 7% 7/1/11      Aaa        300,000                        341,790
(MBIA Insured)

Tucson Wtr. Rev. Series 1994      Aaa        200,000                        218,804
C, 6.75% 7/1/07 (FGIC
Insured)

Univ. of Arizona Ctfs. of         Aaa        500,000                        482,840
Prtn. (Univ. of Arizona
Packing & Hsg. Proj.) 5.75%
6/1/24  (AMBAC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Univ. of Arizona Univ. Rev.
Rfdg.:

5.25% 6/1/13 (FSA Insured)        Aaa       $ 500,000                      $ 479,505

6.375% 6/1/05                     A1         400,000                        419,624

Yuma County Hosp. District        A          265,000                        267,430
#001 6.35% 11/15/07
(Escrowed to Maturity) (e)

                                                                            23,887,936

PUERTO RICO - 9.0%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.:

Rfdg. Series W, 5.5% 7/1/17       Baa1       100,000                        95,876

Series Y, 5.5% 7/1/36             Baa1       500,000                        455,015

Puerto Rico Commonwealth Hwy.     Aaa        500,000                        419,460
& Trans.  Auth. Trans. Rev.
Series A, 5% 7/1/38  (MBIA
Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        1,000,000                      859,600
Pwr. Rev. 5% 7/1/28 (MBIA
Insured)

Puerto Rico Pub. Bldgs Auth.      Aaa        750,000                        646,155
Rev. Series B, 5% 7/1/27
(AMBAC Insured)

                                                                            2,476,106

TOTAL MUNICIPAL BONDS                                                       26,364,042
(Cost $26,962,888)


CASH EQUIVALENTS - 5.0%

                                             SHARES

Municipal Central Cash Fund,                 1,367,394                      1,367,394
3.87% (b)(c) (Cost
$1,367,394)

TOTAL INVESTMENT PORTFOLIO -                                                27,731,436
100.4%  (Cost $28,330,282)

NET OTHER ASSETS - (0.4)%                                                    (100,213)

NET ASSETS - 100%                                                         $ 27,631,223


LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS      S&P RATINGS

Aaa, Aa, A    85.3%  AAA, AA, A    84.4%

Baa           5.4%   BBB           3.3%

Ba            0.0%   BB            0.0%

B             0.0%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     D             0.0%

The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations     29.9%

Special Tax             17.3

Health Care             11.6

Education               10.4

Electric Utilities       9.7

Water & Sewer            6.6

Transportation           5.0

Other *                  9.5

                       100.0%

* Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At February 29, 2000, the aggregate cost of investment securities for income tax purposes was $28,330,282. Net unrealized depreciation aggregated $598,846, of which $209,995 related to appreciated investment securities and $808,841 related to depreciated investment securities.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                          FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at               $ 27,731,436
value (cost $28,330,282) -
See accompanying schedule

Cash                                        44,112

Receivable for fund shares                  5,178
sold

Interest receivable                         295,823

 TOTAL ASSETS                               28,076,549

LIABILITIES

Payable for investments         $ 201,187
purchased

Payable for fund shares          205,318
redeemed

Distributions payable            27,050

Accrued management fee           11,723

Other payables and accrued       48
expenses

 TOTAL LIABILITIES                          445,326

NET ASSETS                                 $ 27,631,223

Net Assets consist of:

Paid in capital                            $ 28,435,297

Undistributed net interest                  4,188
income

Accumulated undistributed net               (209,416)
realized  gain (loss) on
investments

Net unrealized appreciation                 (598,846)
(depreciation) on investments

NET ASSETS, for 2,691,983                  $ 27,631,223
shares outstanding

NET ASSET VALUE, offering                   $10.26
price and redemption price
per share ($27,631,223
(divided by) 2,691,983
shares)

STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED FEBRUARY
                              29, 2000 (UNAUDITED)

INTEREST INCOME                          $ 727,060

EXPENSES

Management fee                $ 77,283

Non-interested trustees'       42
compensation

 Total expenses before         77,325
reductions

 Expense reductions            (1,699)    75,626

NET INTEREST INCOME                       651,434

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         (87,785)

 Futures contracts             3,245      (84,540)

Change in net unrealized                  (631,439)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                           (715,979)

NET INCREASE (DECREASE) IN               $ (64,545)
NET ASSETS RESULTING  FROM
OPERATIONS

                                 SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED AUGUST 31,
                                 2000                           1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 651,434                      $ 1,155,047

 Net realized gain (loss)         (84,540)                       (55,209)

 Change in net unrealized         (631,439)                      (1,075,095)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (64,545)                       24,743
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (650,459)                      (1,155,047)
From net interest income

 From net realized gain           -                              (36,964)

 In excess of net realized        (10,717)                       (54,789)
gain

 TOTAL DISTRIBUTIONS              (661,176)                      (1,246,800)

Share transactions Net            4,638,092                      10,812,895
proceeds from sales of shares

 Reinvestment of distributions    486,723                        942,439

 Cost of shares redeemed          (6,413,464)                    (5,501,589)

 NET INCREASE (DECREASE) IN       (1,288,649)                    6,253,745
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Redemption fees                   3,273                          4,734

  TOTAL INCREASE (DECREASE)       (2,011,097)                    5,036,422
IN NET ASSETS

NET ASSETS

 Beginning of period              29,642,320                     24,605,898

 End of period (including        $ 27,631,223                   $ 29,642,320
undistributed net interest
income of $4,188 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             449,739                        994,437

 Issued in reinvestment of        47,055                         86,645
distributions

 Redeemed                         (619,307)                      (507,000)

 Net increase (decrease)          (122,513)                      574,082




 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                                 2000

                                 (UNAUDITED)                    1999             1998      1997      1996      1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.530                       $ 10.980          $ 10.740  $ 10.460  $ 10.640  $ 10.000
period

Income from Investment            .239 G                         .458              .473      .483      .514      .504
Operations Net interest
income

Net realized and unrealized       (.268)                         (.412)            .279      .351      (.022)    .637
gain (loss)

Total from investment             (.029)                         .046              .752      .834      .492      1.141
operations

Less Distributions

From net interest income          (.238)                         (.458)            (.473)    (.484)    (.514)    (.504)

From net realized gain            -                              (.016)            (.040)    (.070)    (.160)    -

In excess of net realized gain    (.004)                         (.024)            -         -         -         -

Total distributions               (.242)                         (.498)            (.513)    (.554)    (.674)    (.504)

Redemption fees added to paid     .001                           .002              .001      .000      .002      .003
in capital

Net asset value, end of period   $ 10.260                       $ 10.530          $ 10.980  $ 10.740  $ 10.460  $ 10.640

TOTAL RETURN B, C                 (0.26)%                        0.38%             7.16%     8.16%     4.72%     11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,631                       $ 29,642          $ 24,606  $ 19,766  $ 20,388  $ 13,448
(000 omitted)

Ratio of expenses to average      .55% A                         .55%              .55%      .55%      .30% D    .06% A, D
net assets

Ratio of expenses to average      .54% A, E                      .54% E            .54% E    .53% E    .30%      .06% A
net assets after expense
reductions

Ratio of net interest income      4.63% A                        4.21%             4.35%     4.55%     4.82%     5.54% A
to average net assets

Portfolio turnover rate           41% A                          12%               25%       27%       32%       56% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1995.
G NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                 PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY    1.58%          3.01%        17.94%        19.60%
MARKET

All Tax-Free Money Market     1.48%          2.82%        16.12%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 463 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                 PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY    3.01%        3.36%         3.37%
MARKET

All Tax-Free Money Market     2.82%        3.03%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                           2/28/00  11/29/99  8/30/99  5/31/99  3/1/99



Spartan Arizona Municipal                  3.32%    3.27%     2.86%    2.85%    2.60%
Money Market



All Tax-Free Money   Market                3.12%    3.16%     2.66%    2.70%    2.42%
Funds Average



Spartan Arizona Municipal                  5.48%    5.38%     4.71%    4.69%    4.27%
Money Market - Tax-equivalent



Portion of fund's income                   1.17%    5.67%     0.04%    1.14%    3.80%
subject   to state taxes



Spartan Arizona
Municipal Money
Market

All Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 3.32
Row: 1, Col: 2, Value: 3.12
Row: 2, Col: 1, Value: 3.27
Row: 2, Col: 2, Value: 3.16
Row: 3, Col: 1, Value: 2.86
Row: 3, Col: 2, Value: 2.66
Row: 4, Col: 1, Value: 2.85
Row: 4, Col: 2, Value: 2.7
Row: 5, Col: 1, Value: 2.6
Row: 5, Col: 2, Value: 2.42

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 39.23%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Arizona
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX
MONTHS THAT ENDED FEBRUARY 29, 2000?

A. Economic growth was solid and unemployment reached historically low levels. Such a tight labor market often leads to inflation, as employers are forced to raise salaries in order to attract or retain workers, passing on the additional cost to the consumer. While market observers were concerned that inflation would spike upward, no real signs of higher prices emerged with the exception of recent increases in the price of oil. The Federal Reserve Board indicated that improvements in worker productivity helped keep inflation at bay. Nevertheless, with constant, broad-based economic strength and continually tight labor markets, the Fed felt compelled to continue a program of increasing short-term interest rates in an attempt to slow growth and head off inflation. After raising the rate banks charge each other for overnight loans - known as the fed funds target rate - in June and August 1999, the Fed continued to tap the brakes on the economy by raising the fed funds rate two more times during the period covered by this report. In November 1999 and February 2000, the Fed raised the fed funds rate by 0.25 percentage points, to where it stood at 5.75% at the end of the period.

Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?

A. The fund's average maturity started the period at 62 days and gradually rolled down to 35 days at the end of February. There were two reasons for this decline. First, it is beneficial to maintain a shorter average maturity in a rising interest-rate environment. A shorter maturity enables the fund to invest in securities offering higher yields as they emerge. Second, most municipalities in the Arizona market issue fixed-rate debt that matures each year on July 1. As we get closer to that date, the fund's average maturity tends to fall. I also was particularly vigilant in my search for opportunities to invest in longer-term, fixed-rate securities with maturities other than July 1, to avoid having a significant amount of assets to re-invest on that date. However, I only purchased those securities when their yields incorporated my expectations of higher rates in the future. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Arizona market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt Arizona securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 3.33%, compared to 2.86% six months ago. The more recent seven-day yield was the equivalent of a 5.48% taxable rate of return for Arizona investors in the 39.23% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 29, 2000, the fund's six-month total return was 1.58%, compared to 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. I expect the Fed to raise short-term interest rates at least once more, if not two or three more times, in the coming months. I believe the Fed will continue to take a gradual approach, making sure not to upset the markets. At the same time, the Fed has been adamant that rates must move higher because it feels that the current rate of economic growth is not sustainable without resulting in some inflation. Even if it looks as if inflationary pressures are not building, I believe the Fed will push rates higher until it sees signs that the economy is slowing somewhat, something that hasn't happened thus far after several Fed rate hikes. If inflation does pick up, I think the Fed will become even more aggressive with its interest-rate policy.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level
of current income, exempt
from federal income tax and
Arizona personal income
tax

FUND NUMBER: 433

TRADING SYMBOL: FSAXX

START DATE: October 11, 1994

SIZE: as of February 29,
2000, more than $96 million

MANAGER: Scott Orr, since
1997; manager, various Fidelity
and Spartan municipal money
market funds; joined Fidelity
in 1989

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                  70.7                             56.5                             71.7

 31 - 90                  11.0                             14.3                             12.6

 91 - 180                 16.3                             20.7                             15.7

181 - 397                 2.0                              8.5                              0.0


WEIGHTED AVERAGE MATURITY

                            2/29/00                          8/31/99                          2/28/99

Spartan Arizona Municipal   35 DAYS                          62 Days                          29 Days
Money  Market Fund

All Tax-Free Money Market   39 DAYS                          51 Days                          42 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                      AS OF AUGUST 31, 1999

Variable Rate Demand Notes                                   Variable Rate Demand Notes
(VRDNs)                         52.2%                        (VRDNs)                          52.4%

Commercial Paper (including                                  Commercial Paper (including
CP Mode)                        29.3%                        CP Mode)                         25.4%

Tender Bonds                     1.0%                        Tender Bonds                      0.0%

Municipal Notes                  3.1%                        Municipal Notes                   3.3%

Other Investments and Net                                    Other Investments and Net
Other Assets                    14.4%                        Other Assets                     18.9%

Row: 1, Col: 1, Value: 52.2                                  Row: 1, Col: 1, Value: 52.4
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 29.3                                  Row: 1, Col: 3, Value: 25.4
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 3.1                                   Row: 1, Col: 7, Value: 3.3
Row: 1, Col: 8, Value: 14.4                                  Row: 1, Col: 8, Value: 18.9



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 101.6%

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - 100.1%

Apache County Ind. Dev. Auth.  $ 1,800,000                     $ 1,800,000
(Imperial Components, Inc.
Proj.) Series 1996, 4.05%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

Arizona Edl. Ln. Marketing      4,000,000                       4,000,000
Corp. Series 1991 A 3.9%,
LOC Dresdner Bank AG, VRDN
(a)(d)

Arizona Health Facilities       1,000,000                       1,000,000
Auth. Rev. (Blood Sys., Inc.
Proj.) Series 1995, 3.9%,
LOC Bank One, Arizona NA,
VRDN (a)

Arizona School District Fing.   3,000,000                       3,005,664
Prog. Ctfs. of Prtn. TAN
Series 1999 A, 4.05% 7/31/00
(AMBAC Insured) Maricopia
County Unified School
District #69

Arizona Trans. Board Excise
Tax Rev.:

Bonds (Maricopa County Reg'l.   4,455,000                       4,464,723
Area Road Proj.) Series A,
4.5% 7/1/00

Rfdg. Bonds (Maricopa County    3,000,000                       3,015,619
Reg'l. Area Road Proj.)
Series A, 5.5% 7/1/00 (AMBAC
Insured)

Chandler Ind. Dev. Auth.        2,775,000                       2,775,000
Multi-family Hsg. Rev. Rfdg.
(South Park Apts. Proj.)
Series 1989, 3.95%, LOC
Citibank, New York NA, VRDN
(a)

Chandler Indl. Dev. Auth.       1,625,000                       1,625,000
Indl. Dev. Rev. (Red Rock
Stamping Co. Proj.) Series
2000, 4.1%, LOC Key Bank NA,
VRDN (a)(d)

Cochise County Poll. Cont.      1,000,000                       1,000,000
Rev. Solid Waste Disp. Rev.
Bonds (Arizona Elec. Pwr.
Coop. Proj.) 4.1%, tender
9/1/00 (Nat'l. Rural Util.
Coop. Fin. Corp. Guaranteed)
(d)

Flagstaff Indl. Dev. Auth.      2,500,000                       2,500,000
(Norton Envir., Inc. Proj.)
Series 1997, 4.1%, LOC Key
Bank NA, VRDN (a)(d)

Flagstaff Indl. Dev. Auth.      2,100,000                       2,100,000
Indl. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.)
3.7% tender 3/8/00, CP mode
(d)

Glendale Indl. Dev. Auth.       1,500,000                       1,500,000
Rev. (Superior Bedding Co.
Proj.) Series 1994, 4.05%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

Maricopa County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils. Co.      1,000,000                       1,000,000
Proj.) Series 1988, 3.85%
tender 3/16/00, CP mode (d)

(Clayton Homes Proj.) Series    1,000,000                       1,000,000
1998, 4.05%,  LOC Wachovia
Bank NA, VRDN (a)(d)

Maricopa County Poll. Cont.
Rev.:

Bonds (Southern California
Edison Co. Proj.):

Series 1985 D:

3.5% tender 3/13/00, CP mode    1,000,000                       1,000,000

3.6% tender 4/10/00, CP mode    1,000,000                       1,000,000

Series 1985 E:

3.5% tender 3/13/00, CP mode    3,900,000                       3,900,000

3.6% tender 4/10/00, CP mode    2,200,000                       2,200,000

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Maricopa County Poll. Cont.
Rev.: - continued

Bonds (Southern California
Edison Co. Proj.):

Series 1985 F, 3.65% tender    $ 1,000,000                     $ 1,000,000
4/12/00, CP mode

(Arizona Pub. Svc. Co. Palo     1,600,000                       1,600,000
Verde Proj.) Series 1994 B,
3.8%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)

(Arizona Pub. Svc. Co. Proj.)   1,800,000                       1,800,000
Series 1994 E, 3.8%,  LOC
Bank of America NA, VRDN (a)

Maricopa County Unified         1,000,000                       1,009,435
School District #48 Bonds
(Scottsdale Proj.) Series C,
6.6% 7/1/00

Maricopa County Union High      2,000,000                       2,004,300
School District #210 Phoenix
Rfdg. Bonds 4.8% 7/1/00

Mesa Ind. Dev. Auth. Rev.       1,000,000                       1,000,000
(Discovery Health Sys.
Proj.)  Series B, 3.9% (MBIA
Insured), VRDN (a)

Mesa Muni. Dev. Corp. Bonds:

Series 1985:

3.6% tender 4/5/00, LOC         1,000,000                       1,000,000
Westdeutsche Landesbank
Girozentrale, CP mode

3.75% tender 3/1/00, LOC        2,500,000                       2,500,000
Westdeutsche Landesbank
Girozentrale, CP mode

Series 1996 A&B:

3.6% tender 3/27/00, LOC        1,900,000                       1,900,000
Westdeutsche Landesbank
Girozentrale, CP mode

3.8% tender 4/17/00, LOC        2,600,000                       2,600,000
Westdeutsche Landesbank
Girozentrale, CP mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.):

Series 1988 B, 3.9% tender      1,000,000                       1,000,000
4/14/00, CP mode (d)

Series 1993 E:

3.65% tender 4/7/00, CP mode    1,000,000                       1,000,000
(d)

3.7% tender 3/8/00, CP mode     900,000                         900,000
(d)

Phoenix Civic Impt. Board       1,920,000                       1,920,000
Arpt. Rev. Participating
VRDN Sr. Lien Series PA 405,
4.01% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(a)(e)

Phoenix Gen. Oblig. Rfdg.:

Bonds Series 1993 A, 4.7%       2,500,000                       2,505,470
7/1/00

Participating VRDN Series PA    2,430,000                       2,430,000
236, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Ind. Dev. Auth.         985,000                         985,000
Participating VRDN Series PT
1082, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Ind. Dev. Auth.         1,000,000                       1,000,000
Multi-family Hsg. Rev. (Bell
Square Apt. Proj.) Series
1995, 4%, LOC Gen. Elec.
Cap. Corp., VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                               PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Phoenix Ind. Dev. Auth. Rev.:

(Marlyn Nutraceuticals Proj.)  $ 1,000,000                     $ 1,000,000
4%, LOC Bank One, Arizona
NA, VRDN (a)(d)

(Plastican Proj.) Series        4,000,000                       4,000,000
1997, 4.05%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (V.A.W. of America        1,000,000                       1,000,000
Proj.) Series 1997, 4.05%,
LOC Bank of America NA, VRDN
(a)(d)

Pima County Ind. Dev. Auth.     2,925,000                       2,925,000
Multi-family Hsg. Rev. (La
Cholla Apt. Proj.) Series
1996, 3.9%, LOC Chase Bank
of Texas NA, VRDN (a)

Pima County Ind. Dev. Auth.     2,000,000                       2,000,000
Single Family Hsg. Rev.
Participating VRDN Series
A1, 4.06% (Liquidity
Facility Bank of New York
NA) (a)(d)(e)

Pima County Indl. Dev. Auth.    1,000,000                       1,000,000
Single Family Mtg. Rev.
Bonds 4.1% 9/1/00 (d)

Pinal County Ind. Dev. Auth.    4,805,000                       4,805,001
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995,
3.95%, LOC Chase Manhattan
Bank, VRDN (a)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

Participating VRDN Series       2,495,000                       2,495,000
MSDW 00 208, 3.94%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Series 1997 A, 3.65% 4/11/00,   1,000,000                       1,000,000
CP

Series B, 3.45% 3/10/00, CP     1,000,000                       1,000,000

Tucson Arpt. Auth. Spl.         1,300,000                       1,300,000
Facility Rev. (LearJet, Inc.
Proj.)  Series 1998 A,
4.05%, LOC Bank of America
NA, VRDN (a)(d)

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils. Co.
Proj.):

Series 1993:

3.6% tender 3/6/00, CP mode     1,000,000                       1,000,000
(d)

3.6% tender 3/8/00, CP mode     1,000,000                       1,000,000
(d)

Series 1997, 3.65% tender       1,500,000                       1,500,000
3/7/00, CP mode (d)

(Oxycal Lab. Proj.) Series      1,000,000                       1,000,000
1999 A, 4%, LOC Bank One,
Arizona NA, VRDN (a)

Yuma County Ind. Dev. Auth.     3,000,000                       3,000,000
Rev. (Meadowcraft, Inc.
Proj.) Series 1997, 4.05%,
LOC Bank of America NA,
VRDN (a)(d)

                                                                97,065,212

MUNICIPAL SECURITIES -
CONTINUED

                               SHARES                          VALUE (NOTE 1)

OTHER - 1.5%

Municipal Central Cash Fund,    1,425,990                      $ 1,425,990
3.87% (b)(c)

TOTAL INVESTMENT PORTFOLIO -                                    98,491,202
101.6%

NET OTHER ASSETS - (1.6)%                                       (1,510,071)

NET ASSETS - 100%                                              $ 96,981,131

Total Cost for Income Tax Purposes                             $ 98,491,202

SECURITY TYPE ABBREVIATIONS

CP  - COMMERCIAL PAPER

TAN - TAX ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                            FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 98,491,202
value -  See accompanying
schedule

Receivable for fund shares                    202,566
sold

Interest receivable                           546,683

 TOTAL ASSETS                                 99,240,451

LIABILITIES

Payable for investments         $ 2,009,860
purchased

Payable for fund shares          198,404
redeemed

Distributions payable            13,150

Accrued management fee           37,813

Other payables and accrued       93
expenses

 TOTAL LIABILITIES                            2,259,320

NET ASSETS                                   $ 96,981,131

Net Assets consist of:

Paid in capital                              $ 97,020,027

Accumulated net realized gain                 (38,896)
(loss) on investments

NET ASSETS, for 96,993,245                   $ 96,981,131
shares outstanding

NET ASSET VALUE, offering                     $1.00
price and redemption price
per share ($96,981,131
(divided by) 96,993,245
shares)

STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED FEBRUARY
                               29, 2000 (UNAUDITED)

INTEREST INCOME                         $ 1,727,971

EXPENSES

Management fee               $ 236,192

Non-interested trustees'      137
compensation

 Total expenses before        236,329
reductions

 Expense reductions           (694)      235,635

NET INTEREST INCOME                      1,492,336

NET REALIZED GAIN (LOSS) ON              (15,142)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 1,477,194
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED AUGUST 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,492,336                    $ 2,580,497

 Net realized gain (loss)         (15,142)                       (23,612)

 NET INCREASE (DECREASE) IN       1,477,194                      2,556,885
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,492,336)                    (2,580,497)
from net interest income

Share transactions at net         43,050,464                     93,042,199
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  1,401,685                      2,439,841
distributions from net
interest income

 Cost of shares redeemed          (38,112,964)                   (99,324,559)

 NET INCREASE (DECREASE) IN       6,339,185                      (3,842,519)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       6,324,043                      (3,866,131)
IN NET ASSETS

NET ASSETS

 Beginning of period              90,657,088                     94,523,219

 End of period                   $ 96,981,131                   $ 90,657,088


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                               2000

                               (UNAUDITED)                    1999                1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000             $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment          .016                           .028                .034      .033      .035      .034
Operations Net interest
income

Less Distributions

From net interest income        (.016)                         (.028)              (.034)    (.033)    (.035)    (.034)

Net asset value,  end of       $ 1.000                        $ 1.000             $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

TOTAL RETURN B, C               1.58%                          2.84%               3.41%     3.39%     3.52%     3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 96,981                       $ 90,657            $ 94,523  $ 88,134  $ 82,741  $ 52,566
(000 omitted)

Ratio of expenses  to average   .50% A                         .50%                .36% D    .35% D    .22% D    .06% A, D
net assets

Ratio of net interest income    3.16% A                        2.79%               3.36%     3.34%     3.44%     3.91% A
to average  net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The income fund's schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net interest income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to

2. OPERATING POLICIES -
CONTINUED

FUTURES CONTRACTS - CONTINUED

increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $5,691,530 and $7,734,877, respectively.

The market value of futures contracts opened and closed during the period amounted to $333,357 and $330,112, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and the money market fund, respectively. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $377 for the period.

SUB-ADVISER FEE. As each fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period the credits reduced expenses by $1,699 and $694 for the income fund and the money market fund, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Christine J. Thompson, Vice President -
INCOME FUND
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AZI/SPZ-SANN-0400  99122
1.700927.102

ADVISORY BOARD
Abigail P. Johnson -
MONEY MARKET FUND

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY  (REGISTERED TRADEMARK)
DAILY INCOME
TRUST

SEMIANNUAL REPORT
FEBRUARY 29, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 21  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST      2.66%          5.05%        29.07%        62.35%

All Taxable Money Market         2.50%          4.79%        28.01%        59.94%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 969 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST        5.05%        5.24%         4.96%

All Taxable Money Market           4.79%        5.06%         4.80%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                              2/29/00  11/30/99  8/31/99  6/1/99  3/2/99



 Fidelity Daily Income Trust  5.56%    5.29%     4.95%    4.49%   4.57%



All Taxable Money  Market     5.27%    5.03%     4.64%    4.33%   4.37%
Funds Average



                              3/1/00   12/1/99   9/1/99   6/2/99  3/3/99



 MMDA                         2.09%    2.07%     2.06%    2.06%   2.16%




Fidelity Daily
Income Trust

All Taxable
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 5.56
Row: 1, Col: 2, Value: 5.270000000000001
Row: 1, Col: 3, Value: 2.09
Row: 2, Col: 1, Value: 5.29
Row: 2, Col: 2, Value: 5.03
Row: 2, Col: 3, Value: 2.07
Row: 3, Col: 1, Value: 4.95
Row: 3, Col: 2, Value: 4.64
Row: 3, Col: 3, Value: 2.06
Row: 4, Col: 1, Value: 4.49
Row: 4, Col: 2, Value: 4.33
Row: 4, Col: 3, Value: 2.06
Row: 5, Col: 1, Value: 4.57
Row: 5, Col: 2, Value: 4.37
Row: 5, Col: 3, Value: 2.16

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns to
its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Duby)

An interview with Robert Duby, Portfolio Manager of Fidelity Daily
Income Trust

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED FEBRUARY 29, 2000?

A. Strong consumer spending, solid business investment and a vibrant real estate market sparked robust economic growth. It was estimated that the gross domestic product (GDP) grew at an annualized rate of 6.9% in the fourth quarter of 1999, the fastest three-month growth rate in over three years. Personal spending - a significant component of GDP - rose more than expected, fueled by the rising stock and real estate markets. Hearty retail sales reflected strong demand for automobiles and other durable goods. New home sales rose more than expected in December, even as mortgage rates trended higher. Also in that month, factory orders recorded their highest level since December 1992. In addition, government spending, net exports and business inventories grew beyond expectations. At the same time, the unemployment rate reached its lowest level in 30 years. In spite of what would ordinarily be construed as an inflationary backdrop, domestic consumer and producer prices remained relatively steady.

Q. HOW DID THE FEDERAL RESERVE BOARD REACT TO THIS INFLATIONARY
BACKDROP?

A. It responded by raising short-term interest rates. An upward trend in oil prices, a continuation of strong GDP growth and concern over the impact of wage pressures within already firm labor markets encouraged the Federal Reserve Board to continue its policy of hiking short-term interest rates in an attempt to slow growth and head off inflation. Accordingly, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25 percentage points in November and early February, bringing the fed funds rate to 5.75%. In his semiannual Humphrey-Hawkins testimony to the House Banking Committee in late February, Fed Chairman Alan Greenspan suggested that further rate hikes were probably necessary to rein in economic growth.

Q. WHAT WAS YOUR STRATEGY AS ALL OF THIS UNFOLDED?

A. The fund's average maturity declined from 56 days at the beginning of the period to 46 days on February 29, 2000. I let the fund's maturity decline because I expected short-term interest rates to rise. In this environment, keeping the fund's average maturity relatively short enabled me to capture higher yields as they emerged. Given my expectations for additional Fed rate hikes, I kept part of the fund - 22% at the end of the period - invested in floating-rate instruments, including commercial paper and CDs. Yields on these investments are re-set regularly to match the direction of market rates as reflected by reference rates such as the one-month and one-year LIBOR (London Interbank Offered Rate). As market rates rose, the yields on these floating rate instruments increased, benefiting the fund.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 5.56%, compared to 4.95% six months ago. For the six months that ended
February 29, 2000, the fund had a total return of 2.66%, compared to 2.50% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The futures market continues to price in a high probability that the Fed will continue a gradualist approach toward monetary policy, including short-term interest-rate hikes, even beyond the Fed's next meeting on March 21. Because economic activity remains robust and inflation is expected to tick higher, further Fed rate increases are likely. Given the prospect for higher short-term rates, I intend to follow a cautious near-term strategy, keeping the fund's average maturity relatively short in order to maximize investment flexibility. However, I also intend to capitalize on any opportunities to invest in longer-term money market securities, should their yields reflect overly aggressive expectations of Fed rate hikes.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide current
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term money market
securities

FUND NUMBER: 031

TRADING SYMBOL: FDTXX

START DATE: May 31, 1974

SIZE: as of February 29,
2000, more than $2.9
billion

MANAGER: Robert Duby, since
1998; manager, several
taxable money market funds;
joined Fidelity in 1982

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                  55.4                             58.7                             49.3

 31 - 90                  30.1                             19.1                             34.4

 91 - 180                 14.0                             16.6                             12.2

181 - 397                 0.5                              5.6                              4.1


WEIGHTED AVERAGE MATURITY

                             2/29/00                          8/31/99                          2/28/99

Fidelity Daily Income Trust  46 DAYS                          56 Days                          53 Days

All Taxable Money Market     49 DAYS                          56 Days                          61 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                       AS OF AUGUST 31, 1999

Commercial Paper                58.3%                         Commercial Paper                 64.5%

Bank CDs, BAs,  TDs, and                                      Bank CDs, BAs,  TDs, and
Notes                           30.6%                         Notes                            33.7%

Government  Securities          10.4%                         Government  Securities            0.0%

Other Investments  and Net                                    Other Investments  and Net
Other  Assets                    0.7%                         Other  Assets                     1.8%

Row: 1, Col: 1, Value: 58.3                                   Row: 1, Col: 1, Value: 64.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 30.6                                   Row: 1, Col: 3, Value: 33.7
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 10.4                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.7000000000000001                     Row: 1, Col: 8, Value: 1.8



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 5.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 5.6%

First National Bank, Chicago

 6/5/00                           5.55%                       $ 25,000                     $ 24,997

First Union National Bank,
North Carolina

 5/17/00                          6.00                         90,000                       90,000

Suntrust Bank

 4/5/00                           5.90                         25,000                       25,000

U.S. Bank NA, Minnesota

 3/1/00                           5.95 (b)                     25,000                       25,000

TOTAL CERTIFICATES OF DEPOSIT                                                               164,997

COMMERCIAL PAPER - 58.3%



American General Finance Corp.

 3/13/00                          6.01                         25,000                       24,951

Asset Securitization Coop.
Corp.

 3/3/00                           6.02 (b)                     15,000                       15,000

 3/14/00                          6.17 (b)                     15,000                       15,000

 3/21/00                          5.82                         25,000                       24,919

 3/22/00                          5.83                         10,000                       9,966

Associates Corp. of North
America

 3/10/00                          6.02                         60,000                       59,911

 4/3/00                           6.02                         30,000                       29,838

Associates First Capital BV

 5/19/00                          6.02                         20,000                       19,740

Bank One Corp.

 3/22/00                          6.08                         25,000                       24,914

Centric Capital Corp.

 3/3/00                           5.85                         25,000                       24,992

 3/6/00                           5.84                         15,390                       15,378

 3/9/00                           5.84                         25,000                       24,968

 3/16/00                          6.10                         30,000                       29,926

 4/14/00                          5.91                         24,936                       24,758

CIT Group, Inc.

 3/7/00                           6.05                         35,000                       34,965

 3/21/00                          5.86                         15,000                       14,952

 3/27/00                          5.86                         25,000                       24,895

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 3/7/00                           6.03                         25,000                       24,975

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

Citibank Credit Card Master
Trust I (Dakota Certificate
Program) - continued

 3/13/00                          5.84%                       $ 10,000                     $ 9,981

 3/14/00                          5.83                         10,000                       9,979

 4/11/00                          5.92                         50,000                       49,666

 4/18/00                          5.96                         13,000                       12,898

 4/20/00                          5.96                         10,000                       9,918

 5/3/00                           6.01                         25,000                       24,741

Citigroup, Inc.

 3/21/00                          5.82                         15,000                       14,952

ConAgra, Inc.

 3/21/00                          5.90                         10,500                       10,466

 4/6/00                           6.08                         6,000                        5,964

Conoco, Inc.

 3/20/00                          5.94                         5,000                        4,984

Corporate Receivables Corp.

 3/1/00                           5.88                         18,017                       18,017

 4/5/00                           5.93                         50,000                       49,715

 4/13/00                          5.90                         20,000                       19,860

 4/17/00                          5.94                         20,000                       19,847

CXC, Inc.

 3/16/00                          6.09                         15,000                       14,963

 5/16/00                          6.01                         25,000                       24,688

Delaware Funding Corp.

 3/20/00                          5.83                         21,304                       21,239

 4/18/00                          5.95                         10,657                       10,573

Edison Asset Securitization LLC

 3/6/00                           5.96                         4,000                        3,997

 3/13/00                          5.96                         8,000                        7,985

 3/16/00                          6.04                         11,325                       11,297

 3/20/00                          5.84                         25,000                       24,924

 4/4/00                           5.92                         5,000                        4,972

 5/8/00                           5.98                         30,000                       29,666

 5/18/00                          6.03                         20,000                       19,742

Falcon Asset Securitization
Corp.

 3/9/00                           5.84                         25,125                       25,093

 3/15/00                          5.84                         10,000                       9,977

 3/20/00                          5.84                         25,000                       24,923

 3/23/00                          5.84                         10,000                       9,965

 4/5/00                           5.90                         20,310                       20,194

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

Finova Capital Corp.

 3/1/00                           5.90%                       $ 5,000                      $ 5,000

 3/1/00                           5.92                         10,000                       10,000

Ford Motor Credit Co.

 3/7/00                           6.05                         30,000                       29,970

GE Capital International
Funding, Inc.

 3/13/00                          5.90                         25,000                       24,952

General Electric Capital Corp.

 3/2/00                           6.04                         25,000                       24,996

 3/7/00                           5.91                         5,000                        4,995

General Electric Capital
Services, Inc.

 5/17/00                          6.01                         20,000                       19,747

General Motors Acceptance Corp.

 3/7/00                           5.91                         28,000                       27,973

Goldman Sachs Group, Inc.

 3/27/00                          6.23                         10,000                       9,956

 5/15/00                          6.00                         15,000                       14,815

Heller Financial, Inc.

 3/6/00                           5.93                         25,000                       24,980

 3/7/00                           6.14                         5,000                        4,995

 3/14/00                          6.15                         5,000                        4,989

Household Finance Corp.

 3/1/00                           5.88                         25,669                       25,669

Kitty Hawk Funding Corp.

 3/1/00                           6.03                         30,000                       30,000

 3/13/00                          6.11                         5,000                        4,990

 8/11/00                          6.27                         5,000                        4,862

 8/15/00                          6.27                         5,000                        4,859

Lehman Brothers Holdings, Inc.

 4/20/00                          6.19 (b)                     4,000                        4,000

 5/9/00                           6.25 (b)                     18,000                       18,000

Marsh USA, Inc.

 3/21/00                          5.92                         15,000                       14,952

 3/22/00                          5.92                         6,000                        5,980

MCI WorldCom, Inc.

 3/6/00                           5.89                         5,000                        4,996

Morgan Stanley Dean Witter &
Co.

 3/13/00                          6.14                         5,000                        4,990

New Center Asset Trust

 3/20/00                          6.15                         25,000                       24,920

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

New Center Asset Trust -
continued

 3/22/00                          5.83%                       $ 25,000                     $ 24,915

 4/6/00                           5.91                         50,000                       49,707

 5/15/00                          6.03                         5,000                        4,938

Norfolk Southern Corp.

 3/13/00                          6.00                         5,000                        4,990

Norwest Financial, Inc.

 3/7/00                           5.91                         25,000                       24,976

Park Avenue Receivables Corp.

 3/3/00                           5.90                         24,156                       24,148

 3/20/00                          5.83                         13,316                       13,275

PHH Corp.

 3/1/00                           6.03                         5,000                        5,000

Preferred Receivables Funding
Corp.

 3/9/00                           5.83                         15,600                       15,580

 3/21/00                          5.85                         25,000                       24,919

 4/6/00                           5.90                         25,000                       24,854

 4/28/00                          5.95                         9,765                        9,673

Rohm & Haas Co.

 3/8/00                           6.35                         4,000                        3,995

Salomon Smith Barney
Holdings, Inc.

 3/21/00                          5.82                         50,000                       49,839

The Bear Stearns Companies,
Inc.

 4/17/00                          5.94                         10,000                       9,923

Three Rivers Funding Corp.

 3/10/00                          5.84                         15,000                       14,978

 3/20/00                          5.83                         10,000                       9,969

 3/23/00                          5.84                         10,007                       9,971

Triple-A One Funding Corp.

 3/8/00                           5.82                         20,000                       19,977

 3/8/00                           5.84                         14,433                       14,417

 4/19/00                          5.96                         30,000                       29,759

TOTAL COMMERCIAL PAPER                                                                      1,714,623

FEDERAL AGENCIES - 9.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

FANNIE MAE - 6.3%

Discount Notes - 6.3%

 8/10/00                          6.06%                       $ 46,000                     $ 44,782

 8/17/00                          6.12                         67,000                       65,132

 8/17/00                          6.13                         77,746                       75,574

                                                                                            185,488

FREDDIE MAC - 3.3%

Discount Notes - 3.3%

 8/17/00                          6.13                         100,018                      97,225

TOTAL FEDERAL AGENCIES                                                                      282,713

U.S. TREASURY OBLIGATIONS -
0.8%



U.S. TREASURY BILLS - 0.8%

 4/27/00                          5.76                         25,000                       24,774

BANK NOTES - 12.7%



American Express Centurion Bank

 3/1/00                           5.95 (b)                     50,000                       50,000

 3/10/00                          5.85 (b)                     15,000                       15,000

Bank of America NA

 5/18/00                          6.00                         25,000                       25,000

 6/21/00                          6.10                         45,000                       45,000

Bank One NA, Chicago

 4/24/00                          6.00 (b)                     15,000                       14,991

 5/26/00                          6.00                         25,000                       25,000

First National Bank, Chicago

 3/1/00                           5.88 (b)                     30,000                       29,998

 7/5/00                           5.80                         25,000                       24,996

First Union National Bank,
North Carolina

 3/1/00                           5.95 (b)                     8,000                        8,000

 3/24/00                          5.85 (b)                     20,000                       20,000

 4/4/00                           6.09 (b)                     25,000                       25,000

Fleet National Bank

 3/1/00                           5.96 (b)                     25,000                       24,996

Key Bank NA

 3/16/00                          6.00 (b)                     16,000                       16,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

Mellon Bank NA, Pittsburgh

 3/1/00                           5.88% (b)                   $ 6,000                      $ 5,999

NationsBank NA

 3/1/00                           5.90 (b)                     10,000                       10,000

 3/1/00                           5.91 (b)                     10,000                       10,000

US Bank NA

 3/15/00                          5.76 (b)                     25,000                       24,997

TOTAL BANK NOTES                                                                            374,977

MEDIUM-TERM NOTES - 7.7%



American Telephone & Telegraph

 3/7/00                           5.95 (b)                     35,000                       35,000

Associates Corp. of North
America

 6/23/00                          5.57                         28,000                       28,016

Centex Home Mortgage LLC

 3/20/00                          6.02 (a)(b)                  15,000                       15,000

CIESCO LP

 3/15/00                          5.87 (b)                     30,000                       29,998

CIT Group, Inc.

 3/1/00                           5.95 (b)                     25,000                       24,996

Ford Motor Credit Co.

 3/1/00                           5.95 (b)                     25,000                       25,000

 5/23/00                          6.09 (b)                     25,000                       24,992

General Electric Capital Corp.

 5/3/00                           6.04 (b)                     17,000                       17,000

General Motors Acceptance
Corp. Mortgage Credit

 3/1/00                           5.93                         25,000                       25,000

TOTAL MEDIUM-TERM NOTES                                                                     225,002

SHORT-TERM NOTES - 4.6%



GE Life & Annuity Assurance Co.

 3/1/00                           5.96 (b)(c)                  24,000                       24,000

Monumental Life Insurance Co.

 3/1/00                           6.00 (b)(c)                  14,000                       14,000

 3/1/01                           6.25 (b)(c)                  15,000                       15,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

New York Life Insurance Co.

 3/1/00                           6.23% (b)(c)                $ 16,000                     $ 16,000

 4/3/00                           6.28 (b)(c)                  7,000                        7,000

Pacific Life Insurance Co.

 3/9/00                           6.21 (b)(c)                  10,000                       10,000

SMM Trust Series 1999 E,

 4/5/00                           6.02 (a)(b)                  4,000                        4,000

SMM Trust Series 1999 I,

 5/26/00                          6.11 (a)(b)                  20,000                       20,000

Strategic Money Market Trust
Series 1999 A6,

 4/13/00                          6.15 (a)(b)                  26,000                       26,000

TOTAL SHORT-TERM NOTES                                                                      136,000


REPURCHASE AGREEMENTS - 1.2%

                                                              MATURITY AMOUNT (000S)

In a joint trading account                                   $ 10,100                       10,098
(U.S. Treasury Obligations)
dated 2/29/00 due 3/1/00 At
5.86%

With Morgan Stanley & Co. At                                   25,004                       25,000
6%, dated 2/29/00 due
3/1/00: (Commercial Paper
Obligations) (principal
amount $26,000,000) 0%,
5/17/00

TOTAL REPURCHASE AGREEMENTS                                                                 35,098

TOTAL INVESTMENT PORTFOLIO -                                                             2,958,184
100.5%

NET OTHER ASSETS - (0.5)%                                                                 (15,069)

NET ASSETS - 100%                                                                      $ 2,943,115

Total Cost for Income Tax Purposes                                                     $ 2,958,184


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $65,000,000 or 2.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST (000S)

GE Life & Annuity Assurance   4/8/99             $ 24,000
Co. 5.96%, 3/1/00

Monumental Life Insurance     7/31/98 - 9/17/98  $ 14,000
Co.: 6.00%, 3/1/00

6.25%, 3/1/01                 2/1/00             $ 15,000

New York Life Insurance Co.:  8/13/99            $ 16,000
6.23%, 3/1/00

6.28%, 4/3/00                 12/20/99           $ 7,000

Pacific Life Insurance Co     8/31/99            $ 10,000
6.21%, 3/9/00

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $1,114,000 of which $336,000, $536,000, $19,000,
$99,000, $109,000 and $15,000 will expire on August 31, 2001, 2002,
2003, 2004, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                       FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 2,958,184
value (including repurchase
agreements of $35,098) - See
accompanying schedule

Cash                                      6

Receivable for fund shares                55,858
sold

Interest receivable                       7,228

Other receivables                         2

Prepaid expenses                          92

 TOTAL ASSETS                             3,021,370

LIABILITIES

Payable for fund shares        $ 76,584
redeemed

Distributions payable           498

Accrued management fee          788

Other payables and accrued      385
expenses

 TOTAL LIABILITIES                        78,255

NET ASSETS                               $ 2,943,115

Net Assets consist of:

Paid in capital                          $ 2,944,232

Accumulated net realized gain             (1,117)
(loss) on investments

NET ASSETS, for 2,943,605                $ 2,943,115
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($2,943,115
(divided by) 2,943,605
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED FEBRUARY 29,
                                2000 (UNAUDITED)

INTEREST INCOME                         $ 81,940

EXPENSES

Management fee                 $ 4,651

Transfer agent fees             2,015

Accounting fees and expenses    128

Non-interested trustees'        5
compensation

Custodian fees and expenses     25

Registration fees               157

Audit                           17

Legal                           9

Miscellaneous                   61

 Total expenses before          7,068
reductions

 Expense reductions             (26)     7,042

NET INTEREST INCOME                      74,898

NET REALIZED GAIN (LOSS) ON              18
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 74,916
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED  AUGUST 31, 1999
                                 2000
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 74,898                       $ 129,487

 Net realized gain (loss)         18                             (25)

 NET INCREASE (DECREASE) IN       74,916                         129,462
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (74,898)                       (129,487)
from net interest income

Share transactions at net         7,461,098                      12,419,943
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  72,653                         126,012
distributions from net
interest income

 Cost of shares redeemed          (7,348,976)                    (12,412,784)

 NET INCREASE (DECREASE) IN       184,775                        133,171
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       184,793                        133,146
IN NET ASSETS

NET ASSETS

 Beginning of period              2,758,322                      2,625,176

 End of period                   $ 2,943,115                    $ 2,758,322


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                               2000

                               (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment          .026                           .047                    .052     .051     .051     .053
Operations Net interest
income

Less Distributions

From net interest  income       (.026)                         (.047)                  (.052)   (.051)   (.051)   (.053)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               2.66%                          4.84%                   5.31%    5.18%    5.25%    5.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 2,943                        $ 2,758                 $ 2,625  $ 2,425  $ 2,317  $ 2,256
millions)

Ratio of expenses  to average   .50% A                         .48%                    .50%     .50%     .50%     .54%
 net assets

Ratio of expenses to average    .50% A                         .48%                    .50%     .49% D   .50%     .54%
net assets after expense
reductions

Ratio of net interest income    5.30% A                        4.74%                   5.19%    5.07%    5.11%    5.31%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, and other obligations found satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $86,000,000 or 2.9% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee based on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the total management fee was equivalent to an annualized rate of .33%. The gross income-based portion of this fee was equal to $3,279,000, or an annualized rate of .23% of the fund's average net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity
Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has, entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $111,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,594,000. The weighted average interest rate was 5.80%. Interest earned from the interfund lending program amounted to $2,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

5. EXPENSE REDUCTIONS.

Through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $26,000 under this arrangement.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

* INDEPENDENT TRUSTEES

FDI-SANN-0400  98799
1.701151.102

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY(REGISTERED TRADEMARK)
MUNICIPAL MONEY MARKET
FUND

SEMIANNUAL REPORT
FEBRUARY 29, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  61  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 65  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY         1.59%          3.02%        17.00%        38.57%
MARKET

All Tax-Free Money Market        1.48%          2.82%        16.12%        36.00%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 463 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY MARKET    3.02%        3.19%         3.32%

All Tax-Free Money Market          2.82%        3.03%         3.12%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                            2/28/00  11/29/99  8/30/99  5/31/99  3/1/99

Fidelity Municipal Money    3.37%    3.34%     2.90%    2.83%    2.52%
Market Fund

All Tax-Free Money Market   3.12%    3.16%     2.66%    2.70%    2.42%
Funds Average

Fidelity Municipal Money    5.27%    5.22%     4.53%    4.42%    3.94%
Market Fund Tax-Equivalent


Fidelity Municipal
Money Market Fund
All Tax-Free Money
Market Funds
Average
Fidelity Municipal
Money Market Fund
Tax-Equivalent

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 3.37
Row: 1, Col: 2, Value: 3.12
Row: 1, Col: 3, Value: 5.270000000000001
Row: 2, Col: 1, Value: 3.34
Row: 2, Col: 2, Value: 3.16
Row: 2, Col: 3, Value: 5.22
Row: 3, Col: 1, Value: 2.9
Row: 3, Col: 2, Value: 2.66
Row: 3, Col: 3, Value: 4.53
Row: 4, Col: 1, Value: 2.83
Row: 4, Col: 2, Value: 2.7
Row: 4, Col: 3, Value: 4.42
Row: 5, Col: 1, Value: 2.52
Row: 5, Col: 2, Value: 2.42
Row: 5, Col: 3, Value: 3.94

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED FEBRUARY 29, 2000, DIANE?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.6% in 1999, including an annualized rate of 7.3% in the fourth quarter, its largest gain in three years. Meanwhile, unemployment trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since 1970. With economic growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. In large part, though, increased productivity offset inflationary tendencies. In spite of this relatively tame inflation backdrop, the Federal Reserve Board continued to feel that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - two times by 0.25 percentage points, in November and February. Combined with two 0.25 percentage point hikes in June and August, these rate hikes brought the fed funds target rate up to 5.75%.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Many municipalities issue one-year, fixed-rate notes in the summer to help sustain cash flow. When this supply increases, yields on fixed-rate notes rise. The fund's average maturity started the six-month period at 54 days, reflecting my summer purchases of longer-term notes. Due to less one-year issuance during the remainder of the period covered by this report and my expectations for higher rates in the future, the fund's average maturity trended downward, ending February at 32 days. My fixed-rate purchases during this time were focused on commercial paper. Overall, yields on these three- and four-month securities were the same as those offered by one-year securities. As interest rates rose and the commercial paper matured, I was able to roll over the assets into securities bearing higher yields. I also increased the fund's investments in variable-rate demand notes - very short-term securities whose yields are re-set at regular intervals - when I anticipated outflows from the fund, namely at the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999, tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 3.37%, compared to 2.90% six months ago. The latest yield was the equivalent of a 5.27% taxable yield for investors in the 36% federal tax bracket. Through February 29, 2000, the fund's six-month total return was 1.59%, compared to 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Recently, hints of higher prices have emerged, led by increases in energy prices and higher mortgage rates resulting from rising interest rates. This change, combined with the continued strength of the U.S. economy, is likely to prompt the Fed to continue raising short-term interest rates. The market has priced in at least two more 0.25 percentage point increases in the Fed funds target rate, and the Fed may be even more aggressive if price increases accelerate. Given my outlook for higher interest rates, I intend to maintain a neutral maturity with the fund. However, I will continue to seek opportunities in long-term, fixed-rate notes that accurately reflect my fundamental outlook.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: federal tax-free income
with share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 010

TRADING SYMBOL: FTEXX

START DATE: January 2, 1980

SIZE: as of February 29,
2000, more than $7.3
billion

MANAGER: Diane McLaughlin,
since 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                    % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                 75.8                             73.0                             76.2

 31 - 90                 14.9                             7.7                              13.1

 91 - 180                3.2                              9.2                              3.3

181 - 397                6.1                              10.1                             7.4


WEIGHTED AVERAGE MATURITY

                            2/29/00                          8/31/99                          2/28/99

Fidelity Municipal Money    32 DAYS                          54 Days                          32 Days
Market Fund

All Tax-Free Money Market   39 DAYS                          51 Days                          42 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                      AS OF AUGUST 31, 1999

Variable Rate  Demand Notes                                  Variable Rate  Demand Notes
(VRDNs)                        59.5%                         (VRDNs)                           55.9%

Commercial Paper (including                                  Commercial Paper (including
CP Mode)                       25.9%                         CP Mode)                          23.8%

Tender Bonds                    4.5%                         Tender Bonds                       4.7%

Municipal Notes                 5.8%                         Municipal Notes                    8.9%

Other Investments  and Net                                   Other Investments  and Net
Other Assets                    4.3%                         Other Assets                       6.7%

Row: 1, Col: 1, Value: 59.5                                  Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.9                                  Row: 1, Col: 3, Value: 23.8
Row: 1, Col: 4, Value: 0.0                                   Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.5                                   Row: 1, Col: 5, Value: 4.7
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 5.8                                   Row: 1, Col: 7, Value: 8.9
Row: 1, Col: 8, Value: 4.3                                   Row: 1, Col: 8, Value: 6.7



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 100.3%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 0.8%

Alabama Hsg. Fin. Auth.          $ 3,240                               $ 3,240
Multi-family Hsg. Rev.
(Gazebo East Proj.) Series
1991 B, 4.3%, LOC Amsouth
Bank, Birmingham, VRDN (b)

Alabama Ind. Dev. Auth. Rev.      3,000                                 3,000
(Southern Ionics Proj.)
4.1%, LOC Southtrust Bank
NA, VRDN (b)(e)

Alabama Pub. School & College     8,785                                 8,785
Auth. Rev. Participating
VRDN Series MSDW 98 187,
3.96% (Liquidity Facility
Morgan Stanley Dean Witter &
Co.) (b)(g)

Capital City Edl. Bldg. Auth.     6,000                                 6,000
Alabama Rev. (Montgomery
Academy Proj.) Series 1999
B, 4.05%, LOC Amsouth Bank,
Birmingham, VRDN (b)

Courtland Ind. Dev. Board         5,000                                 5,000
Rev. (Specialty Minerals,
Inc. Proj.) 4.1%, LOC
Wachovia Bank NA, VRDN (b)(e)

Decatur Ind. Dev. Board Ind.      1,900                                 1,900
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 4%, VRDN
(b)(e)

Decatur Ind. Dev. Board Solid     8,300                                 8,300
Waste Disp. Rev. (Trico
Steel Co. Proj.) Series
1997, 4%, LOC Chase
Manhattan Bank, VRDN (b)(e)

Jackson Ind. Dev. Board Rev.      6,100                                 6,100
(Specialty Minerals, Inc.
Proj.) 4.1%, LOC Wachovia
Bank NA, VRDN (b)(e)

Jefferson County Swr. Rev.        2,940                                 2,940
Participating VRDN Series
1998 124, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Lafayette Ind. Dev. Rev.          3,600                                 3,600
(Kardoes Rubber Co., Inc.
Proj.) 4.1%, LOC Amsouth
Bank, Birmingham, VRDN (b)(e)

Mobile Ind. Dev. Board Rev.       6,950                                 6,950
(Newark Group Ind. Proj.)
4%, LOC First Union Nat'l.
Bank, VRDN (b)(e)

Montgomery Ind. Dev. Board        805                                   805
Rev. (Feldmeier/Alabama
Equip. Proj.) Series 1996,
4.1%, LOC Southtrust Bank
NA, VRDN (b)(e)

Roanoke Ind. Dev. Board Indl.     1,425                                 1,425
Dev. Rev. (Steelfab, Inc.
Proj.) Series 1997, 4.1%,
LOC Bank of America NA, VRDN
(b)(e)

Tuscaloosa County Ind. Dev.       850                                   850
Auth. Rev. (Hanna Steel Co.
Proj.) 4.05%, LOC Bank of
America NA, VRDN (b)(e)

                                                                        58,895

ALASKA - 1.7%

Alaska Arpt. Participating        7,500                                 7,500
VRDN Series 1999 I, 4.05%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(g)

Alaska Hsg. Fin. Corp.
Participating VRDN:

Series FRRI 2, 4.05%              5,600                                 5,600
(Liquidity Facility Bank of
New York NA) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALASKA - CONTINUED

Alaska Hsg. Fin. Corp.
Participating VRDN: -
continued

Series FRRI 99 2, 4.05%          $ 5,400                               $ 5,400
(Liquidity Facility
Commerzbank AG) (b)(g)

Series Merlots 99 D, 4%           10,900                                10,900
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Alaska Ind. Dev. & Export         30,400                                30,400
Auth. Rev. (Fairbanks Gold
Mining Proj.) Series 1997,
3.95%, LOC UBS AG, VRDN
(b)(e)

North Slope Borough Bonds         3,075                                 3,092
5.55% 6/30/00 (MBIA Insured)

Valdez Marine Term. Rev.:

Participating VRDN Series         15,500                                15,500
MSDW 98 146, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Rfdg. Bonds (Atlantic
Richfield Co. Proj.):

Series 1994 A:

3.55% tender 3/13/00, CP mode     3,400                                 3,400

3.65% tender 4/12/00, CP mode     27,375                                27,375

3.65% tender 4/12/00, CP mode     3,100                                 3,100

Series 1994 C, 3.6% tender        9,800                                 9,800
4/11/00, CP mode

                                                                        122,067

ARIZONA - 1.9%

Arizona Health Facilities         7,230                                 7,230
Auth. Rev. (Blood Sys., Inc.
Proj.) Series 1995, 3.9%,
LOC Bank One, Arizona NA,
VRDN (b)

Cochise County Poll. Cont.        6,800                                 6,800
Rev. Solid Waste Disp. Rev.
Bonds (Arizona Elec. Pwr.
Coop. Proj.) 4.1%, tender
9/1/00 (Nat'l. Rural Util.
Coop. Fin. Corp. Guaranteed)
(e)

Maricopa County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils. Co.        2,920                                 2,920
Proj.) Series 1988, 3.85%
tender 3/16/00, CP mode (e)

(Clayton Homes Proj.) Series      4,200                                 4,200
1998, 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

Mesa Muni. Dev. Corp. Bonds       6,800                                 6,800
Series 1985, 3.6% tender
4/5/00, LOC Westdeutsche
Landesbank Girozentrale, CP
mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.)
Series 1993 E:

3.65% tender 4/7/00, CP mode      5,100                                 5,100
(e)

3.7% tender 3/8/00, CP mode       14,260                                14,260
(e)

Phoenix Ind. Dev. Auth.           6,000                                 6,000
Multi-family Hsg. Rev. (Bell
Square Apt. Proj.) Series
1995, 4%, (OEC The Lakes
LLC.),  LOC Gen. Elec. Cap.
Corp., VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Phoenix Ind. Dev. Auth. Rev.:

(Marlyn Nutraceuticals Proj.)    $ 3,300                               $ 3,300
4%, LOC Bank One, Arizona
NA, VRDN (b)(e)

(Plastican Proj.) Series          2,700                                 2,700
1997, 4.05%, LOC Fleet Bank
NA, VRDN (b)(e)

Rfdg. (V.A.W. of America          1,100                                 1,100
Proj.) Series 1997, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Pima County Ind. Dev. Auth.       12,375                                12,375
Single Family Hsg. Rev.
Participating VRDN Series
A1, 4.06% (Liquidity
Facility  Bank of New York
NA) (b)(e)(g)

Pima County Indl. Dev. Auth.      3,750                                 3,750
Single Family Mtg. Rev.
Bonds 4.1% 9/1/00 (e)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

Series 1997 A:

3.55% 4/10/00, CP                 11,000                                11,000

3.65% 4/11/00, CP                 17,300                                17,300

3.85% 4/7/00, CP                  10,900                                10,900

Series B, 3.85% 4/7/00, CP        10,000                                10,000

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils. Co.
Proj.):

Series 1993, 3.65% tender         6,500                                 6,500
3/7/00, CP mode (e)

Series 1997, 3.8% tender          3,000                                 3,000
4/7/00, CP mode (e)

(Oxycal Lab. Proj.) Series        2,900                                 2,900
1999 A, 4%, LOC Bank One,
Arizona NA, VRDN (b)

                                                                        138,135

ARKANSAS - 1.0%

Arkansas Dev. Auth. Ind. Dev.     4,000                                 4,000
Rev. (Stratton Seed Co.
Proj.) Series 1999, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Arkansas Dev. Fin. Auth.          6,650                                 6,650
Participating VRDN Series
1998 C, 4.01% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

Arkansas Dev. Fin. Auth.          5,200                                 5,200
Multi-family Hsg. Rev.
(Kiehl Partners LP Proj.)
Series 1998, 4.1%, LOC Bank
One, Louisiana NA, VRDN (b)

Arkansas Hosp. Equip. Fin.
Auth.:

(Arkansas Hosp. Assoc. Pooled     18,000                                18,000
Fing. Prog.) Series 1998 A,
3.95%, LOC Bank of America
NA, VRDN (b)

(Baptist Health Proj.) Series     6,400                                 6,400
1995, 3.91% (MBIA Insured),
VRDN (b)

Clark County Solid Waste          13,800                                13,800
Disp. Rev. (Reynolds Metals
Co. Proj.) Series 1992,
3.95%, LOC Suntrust Bank,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARKANSAS - CONTINUED

Columbia County Solid Waste      $ 5,500                               $ 5,500
Disp. Rev. (Albemarle Corp.
Proj.) Series 1999, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Miller County Solid Waste         5,600                                 5,600
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.96%, LOC Commerzbank AG,
VRDN (b)(e)

Pine Bluff Ind. Dev. Rev.         3,900                                 3,900
(Rolling Pin Corp. Proj.)
Series 1998, 4.1%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (b)(e)

West Memphis Ind. Dev. Rev.       975                                   975
(Proform Co. LLC Proj.)
Series 1996, 4.1%, LOC US
Bank NA, VRDN (b)(e)

                                                                        70,025

CALIFORNIA - 1.0%

California Higher Ed. Student
Ln. Auth. Rev. Bonds:

Series 1987 A:

3.18%, tender 5/1/00, LOC         47,000                                47,000
Nat'l. Westminster Bank PLC

3.18%, tender 5/1/00, LOC         10,700                                10,700
Nat'l. Westminster Bank PLC

Series 1992 A2, 3.18%, tender     7,900                                 7,900
4/1/00, LOC Student Ln.
Marketing Assoc.

California Student Ed. Ln.        3,000                                 3,000
Marketing Corp. Student Ln.
Rev. Rfdg. Bonds Series 1994
A, 3.25%, tender 6/1/00,
LOC State Street Bank &
Trust Co. (e)

Orange County Hsg. Fin. Auth.     4,310                                 4,310
Participating VRDN  Series
96C0906, 3.98% (Liquidity
Facility Citibank,  New York
NA) (b)(e)(g)

                                                                        72,910

COLORADO - 1.8%

Aurora Multi-family Hsg. Rev.     8,300                                 8,300
(Aurora Meadows Apts. Proj.)
Series 1996, 4.15% (Fannie
Mae Guaranteed),  VRDN (b)(e)

Colorado Hsg. Fin. Auth.
Multi-family Hsg. Rev.
Participating VRDN:

Series A2, 4.01% (Liquidity       7,870                                 7,870
Facility Morgan Guaranty
Trust Co., NY) (b)(e)(g)

Series FRRI 00 A4, 4.2%           6,900                                 6,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Colorado Springs Utils. Rev.
Participating VRDN:

Series FRRI 19, 4.1%              7,100                                 7,100
(Liquidity Facility Bank of
New York NA) (b)(g)

Series SGB 28, 3.96%              11,480                                11,480
(Liquidity Facility Societe
Generale) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Colorado Student Oblig. Auth.:

Series 1999 A2, 3.95% (AMBAC     $ 9,500                               $ 9,500
Insured), VRDN (b)(e)

Series 1999 A3, 3.95% (AMBAC      7,300                                 7,300
Insured), VRDN (b)(e)

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 4% (Liquidity      6,600                                 6,600
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series A, 3.96% (Liquidity        6,000                                 6,000
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Series FRRI 13, 4.05%             5,000                                 5,000
(Liquidity Facility Bank of
New York NA) (b)(g)

Series FRRI A44, 4.15%            10,000                                10,000
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series FRRI A72, 4.15%            17,700                                17,700
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series FRRI A73, 4.15%            9,750                                 9,750
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 249, 4.06%              4,950                                 4,950
(Liquidity Facility Banco
Santander SA) (b)(e)(g)

Douglas County School             5,800                                 5,817
District TAN 4.5% 6/30/00

Fort Collins Ind. Dev. Rev.       1,180                                 1,180
(Phelps-Tointon Millwork
Proj.)  Series 1993, 4%, LOC
Bank One, Colorado NA, VRDN
(b)(e)

Fort Collins Multi-family         4,490                                 4,490
Hsg. Rev. Bonds (Dry Creek
Apt. Proj.) 3.85%, tender
8/1/00, (Redwood Housing
LP.), LOC Fifth Third Bank,
Cincinnati (e)

Westminster County                4,510                                 4,510
Multi-family Hsg. Rev. Rfdg.
(Lakeview Apts. Proj.)
Series 1997, 4.15% (68th
Ave. Partners LP.), (Fannie
Mae Guaranteed), VRDN (b)(e)

                                                                        134,447

CONNECTICUT - 0.2%

Connecticut Hsg. Fin. Auth.       4,625                                 4,625
Participating VRDN Series
1997 L, 3.95% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Connecticut Hsg. Fin. Auth.       7,000                                 7,000
Rev. Bonds (Hsg. Mtg. Fin.
Prog.) Series C2, 3.9%,
tender 9/5/00 (e)

                                                                        11,625

DELAWARE - 0.5%

Delaware Econ. Dev. Auth.         24,000                                24,000
Multi-family Rev.
(Schoolhouse Trust Prog.)
4%, LOC HSBC Bank USA, VRDN
(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

DELAWARE - CONTINUED

Delaware Econ. Dev. Auth.        $ 5,500                               $ 5,500
Rev. (Delmarva Pwr. & Lt.
Co. Proj.) Series 1999 B,
4%, VRDN (b)(e)

Delaware Hsg. Auth. Rev.          6,800                                 6,800
Participating VRDN  Series
96C0801, 3.98% (Liquidity
Facility Citibank,  New York
NA) (b)(e)(g)

                                                                        36,300

DISTRICT OF COLUMBIA - 1.4%

District of Columbia Gen.
Oblig. Participating VRDN:

Series 1999 P, 4% (Liquidity      8,855                                 8,855
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series ROC 2 99 10, 3.96%         5,905                                 5,905
(Liquidity Facility Toronto
Dominion Bank) (b)(g)

Series ROC 2 99 12, 3.96%         6,420                                 6,420
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(g)

District of Columbia Hsg.
Fin. Agy. Mtg. Rev. Bonds:

Series 1999 B, 3.3% 6/15/00       5,000                                 5,000
(Caisse des Depots et
Consignations Guaranteed) (e)

Series B, 4.35% 3/21/01           21,500                                21,500
(Trinity Fdg. Guaranteed)
(a)(e)

District of Columbia Rev.:

Bonds:

(Nat'l. Academy of Sciences
Proj.) Series 1999 B:

3.65% tender 3/28/00 (AMBAC       7,800                                 7,800
Insured), CP mode

3.75% tender 4/14/00 (AMBAC       6,500                                 6,500
Insured), CP mode

(The American Nat'l. Red          12,000                                12,000
Cross Issue Proj.) Series
2000, 3.7% tender 4/13/00,
LOC Bank One NA, CP mode

(Arnold & Porter Proj.)           7,250                                 7,250
Series 1999, 4.05%, LOC
Crestar Bank, VRDN (b)(e)

(Nat'l. Academy of Sciences       5,300                                 5,300
Proj.) Series 1999 C, 4%
(AMBAC Insured), VRDN (b)

District of Columbia Wtr. &
Swr. Auth. Participating VRDN:

Series 985201, 3.96%              12,300                                12,300
(Liquidity Facility
Citibank,  New York NA)
(b)(g)

Series ROC 2 99 5, 3.96%          4,750                                 4,750
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(g)

                                                                        103,580

FLORIDA - 5.6%

Broward County School             7,950                                 7,950
District RAN Series C, 3.5%
4/13/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Florida Div. Board Fin. Dept.    $ 12,905                              $ 12,905
Gen. Svcs. Revs.
Participating VRDN Series 98
61, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Florida Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Kings Colony Proj.) Series       6,900                                 6,900
1985 D, 3.96%, (Gables
Realty Ltd. Partnership),
LOC Cr. Swiss First Boston
Bank, VRDN (b)

Rfdg. (Hillsborough-Oxford        5,000                                 5,000
Proj.) Series D, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Florida Local Govt. Fin.
Auth. Rev.:

Series A, 3.6% 3/16/00, LOC       13,436                                13,436
First Union Nat'l. Bank,
North Carolina, CP

Series B:

3.7% 3/16/00, (Manatee Cnty.      6,500                                 6,500
Port Auth. Rev.),  LOC First
Union Nat'l. Bank, North
Carolina, CP (e)

Florida Muni. Pwr. Agcy.          9,200                                 9,200
Series A, 3.75% 4/11/00,
LOC First Union Nat'l. Bank,
North Carolina, CP

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1989, 3.5% tender          2,500                                 2,500
3/7/00, LOC Kredietbank,  CP
mode

Series 1990:

3.45% tender 3/8/00, LOC          5,300                                 5,300
Kredietbank, CP mode

3.5% tender 3/7/00, LOC           3,500                                 3,500
Kredietbank, CP mode

Jacksonville Elec. Auth. Rev.:

Series A, 3.55% 3/17/00, CP       4,200                                 4,200

Series E:

3.6% 3/13/00, CP                  9,900                                 9,900

3.6% 3/13/00, CP                  27,900                                27,900

Jacksonville Poll. Cont. Rev.
Bonds (Florida Pwr. & Lt.
Co. Proj.):

Series 1992:

3.45% tender 3/10/00, CP mode     2,800                                 2,800

3.7% tender 4/10/00, CP mode      6,600                                 6,600

Series 1994:

3.55% tender 3/8/00, CP mode      2,400                                 2,400

3.65% tender 4/13/00, CP mode     9,500                                 9,500

3.8% tender 4/14/00, CP mode      3,500                                 3,500

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.):

Series 1985 C:

3.65% tender 4/10/00, CP mode    $ 3,000                               $ 3,000

3.85% tender 4/11/00, CP mode     17,000                                17,000

Series 1985 D, 3.85% tender       6,000                                 6,000
4/11/00, CP mode

Series 1997 B, 3.85% tender       15,900                                15,900
4/11/00, CP mode

Miami-Dade County Ind. Dev.       15,800                                15,800
Rev. (Airis Miami LLC Proj.)
Series 1999 A, 4% (AMBAC
Insured), VRDN (b)(e)

Miami-Dade County School          2,900                                 2,905
District TAN Series 1999, 4%
6/28/00

Orange County Hsg. Fin. Auth.     6,500                                 6,500
Homeowner Rev. Bonds  Series
A2, 3.95% 12/1/00 (e)

Orange County Hsg. Fin. Auth.     6,786                                 6,786
Multi-family Hsg. Rev.
(Regal Pointe Apts. Proj.)
Series 1997 A, 3.95%, LOC
Bank of America NA, VRDN
(b)(e)

Orange County Indl. Dev.          1,600                                 1,600
Auth. Indl. Dev. Rev.
(Advanced Drainage Sys.,
Inc. Proj.) 4.1%, LOC Nat'l.
City Bank, VRDN (b)(e)

Orange County Tourist Dev.        28,190                                28,190
Tax Rev. Participating VRDN
Series MS 98 96, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Palm Beach County Rev. (Saint     4,500                                 4,500
Andrews School Boca Raton
Proj.) Series 1998, 3.95%,
LOC Bank of America NA, VRDN
(b)

Saint Lucie County Poll.          2,300                                 2,300
Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co.
Proj.) Series 1992 A, 3.65%
tender 3/24/00,  CP mode

Sarasota County Pub. Hosp.        7,495                                 7,495
Board Participating VRDN
Series MS 98 99, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.):

Series 1985 C, 3.8% tender        2,400                                 2,400
4/14/00, LOC Suntrust Bank,
CP mode

Series A, 3.65% tender            25,400                                25,400
3/13/00, CP mode

Sunshine State Govt. Fing.
Commission Rev.:

Bonds Series 1986:

3.55% tender 3/1/00 (AMBAC        19,810                                19,810
Insured), CP mode

3.6% tender 3/1/00 (AMBAC         16,725                                16,725
Insured), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Sunshine State Govt. Fing.
Commission Rev.: - continued

Bonds Series 1986:

3.6% tender 3/1/00 (AMBAC        $ 18,300                              $ 18,300
Insured), CP mode

Series A:

3.55% 3/8/00 (FGIC Insured)       24,930                                24,930
(AMBAC Insured), CP

3.65% 4/11/00 (FGIC Insured)      17,382                                17,382
(AMBAC Insured), CP

Series C:

3.55% 3/8/00 (FGIC Insured)       25,300                                25,300
(AMBAC Insured), CP (e)

                                                                        408,214

GEORGIA - 5.5%

Albany-Dougherty County Hosp.     5,500                                 5,500
Auth. Rev. (Phoebe Puttnay
Memorial Hosp. Proj.) Series
1996, 3.95% (AMBAC Insured)
(BPA Suntrust Bank), VRDN (b)

Atlanta Urban Residential
Fin. Auth. Multi-family Rev.:

(Brentwood Creek Apartments       4,720                                 4,720
Proj.) Series 1999, 4.05%,
LOC Suntrust Bank, VRDN (b)

(Villages of Cascade Proj.)       6,700                                 6,700
Series 1997 A, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

Bibb County Dev. Auth. Rev.       13,700                                13,700
Rfdg. & Impt. Series 1998,
3.95%, LOC Suntrust Bank,
VRDN (b)

Bremen Dev. Auth. Ind. Dev.       5,200                                 5,200
Rev. (Mark-Lynn Foods, Inc.
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Burke County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.):

Second Series 1995, 3.78%         13,900                                13,900
tender 4/25/00, CP mode

Series 1997, 3.78% tender         41,200                                41,200
4/24/00, CP mode (e)

Canton Hsg. Auth.                 13,100                                13,100
Multi-family Hsg. Rev.
(Canton Mill Loft Proj.)
Series 1999, 3.95%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Cherokee County Dev. Auth.        3,500                                 3,500
Rev. (Blue Circle
Aggregates, Inc. Proj.)
Series 1997, 4%, LOC Den
Danske Bank Group AS, VRDN
(b)(e)

Clayton County Hsg. Auth.         7,000                                 7,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 3.95%, (Mount
Zion Road Partners Ltd.),
LOC Key Bank NA, VRDN (b)(e)

Cobb County Dev. Auth. Ind.       1,750                                 1,750
Dev. Rev. (Amoena Corp.
Proj.) Series 1992, 4.1%,
LOC ABN-AMRO Bank NV,  VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Crisp County Solid Waste         $ 16,500                              $ 16,500
Mgmt. Auth. Rev. Series
1998, 4.01% (FSA Insured),
VRDN (b)(e)

Dawson County Dev. Auth.          2,600                                 2,600
(Phillips & Brooks/Gladwin,
Inc. Proj.) Series 1999, 4%,
LOC Bank of America NA, VRDN
(b)(e)

De Kalb County Hsg. Auth.
Multi-family Hsg. Rev.:

(Bryton Hill Apts. Proj.)         2,000                                 2,000
Series 1996, 4%, LOC PNC
Bank NA, VRDN (b)(e)

(Eagle Trace Apts. Proj.)         9,350                                 9,350
Series 1996, 3.95%, LOC
Fannie Mae, VRDN (b)(e)

(Robins Landing Proj.) 3.95%,     6,250                                 6,250
LOC Bank of America NA, VRDN
(b)(e)

Dekalb County Dev. Auth. Ind.     2,700                                 2,700
Dev. Rev. (Qualex Proj.)
4.1%, LOC Comerica Bank,
Texas, VRDN (b)(e)

Fulton County Dev. Auth.          9,000                                 9,000
(Woodward Academy, Inc.
Proj.) Series 1997, 3.95%,
LOC Suntrust Bank, VRDN (b)

Fulton County Hsg. Auth.          9,000                                 9,000
Multi-family Hsg. Rev.
(Walton Falls Apt. Proj.)
Series 1999, 4.01%, LOC
Wachovia Bank NA, VRDN (b)(e)

Georgia Gen. Oblig.
Participating VRDN:

Series 991002, 3.98%              11,280                                11,280
(Liquidity Facility
Citibank, New York NA) (b)(g)

Series Putters 128, 3.94%         9,500                                 9,500
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(g)

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)     22,250                                22,250
Series 1985 B, 3.55% tender
3/6/00, LOC Morgan Guaranty
Trust Co., NY, CP mode

Series A:

3.6% 3/28/00, LOC Morgan          9,850                                 9,850
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

3.65% 4/11/00, LOC Morgan         10,500                                10,500
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

Series B:

3.6% 3/23/00, LOC Morgan          9,070                                 9,070
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

3.6% 4/5/00, LOC Morgan           3,590                                 3,590
Guaranty Trust Co., NY,  LOC
Bayerische Landesbank
Girozentrale, CP

3.85% 4/5/00, LOC Morgan          2,000                                 2,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

4.15% 3/9/00, LOC Morgan          4,000                                 4,000
Guaranty Trust Co., NY, LOC
Bayerische Landesbank
Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Georgia Muni. Elec. Auth.
Pwr. Rev. Participating VRDN:

Series PT 1227, 3.98%            $ 34,085                              $ 34,085
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(g)

Series PT 307, 4.01%              2,955                                 2,955
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(g)

Georgia Port Auth. Rev.           3,000                                 3,000
(Colonel's Island Term.
Proj.) 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         1,200                                 1,200
Series 1996, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

(Klockner Namasco Corp.           1,000                                 1,000
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

(Network Publications Proj.)      2,700                                 2,700
Series 8, 4%, LOC Bank of
America NA, VRDN (b)

(O'Neal Steel, Inc. Proj.)        600                                   600
4%, LOC Bank of America NA,
VRDN (b)(e)

(Shepherd Construction Co.,       900                                   900
Inc. Proj.) 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

Gwinnett County Hsg. Auth.
Multi-family Hsg. Rev.:

(Herrington Woods Apt. Proj.)     11,000                                11,000
Series 1996 A, 3.95%
(Atlanta Herrington Road
Partnership Ltd.), (Fannie
Mae Guaranteed), VRDN (b)(e)

(Post Corners Proj.) Series       7,200                                 7,200
1996, 3.95%, (Post Apartment
Homes LP.), LOC Fannie Mae,
VRDN (b)

Henry County Dev. Auth. Solid     2,500                                 2,500
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

Jenkins County Dev. Auth.         2,200                                 2,200
Ind. Rev. (Metal Industries,
Inc. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Lafayette Dev. Auth. Rev.         3,000                                 3,000
(The Dixie Group Proj.)
Series 1998, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

Metro. Atlanta Rapid Transit      13,605                                13,605
Auth. Sales Tax Rev.
Participating VRDN Series SG
57, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Paulding County Ind. Bldg.        3,310                                 3,310
Auth. Rev. (Cadillac
Products, Inc. Proj.) Series
1994, 4.1%, LOC Bank One NA,
Michigan, VRDN (b)(e)

Richmond County Dev. Auth.        20,600                                20,600
Solid Waste Disp. Rev.
(Evergreen Nylon Recycling
Proj.) Series 1998, 4%,  LOC
Banque Nationale de Paris,
VRDN (b)(e)

Roswell Hsg. Auth.
Multi-family Hsg. Rev.:

(Autumnbrook Apts. Proj.)         7,165                                 7,165
Series 1991 A, 4%,  LOC
Amsouth Bank, Birmingham,
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Roswell Hsg. Auth.
Multi-family Hsg. Rev.: -
continued

Rfdg. (Roswell-Oxford Proj.)     $ 6,100                               $ 6,100
Series 1990, 4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Savannah Econ. Dev. Auth.         6,900                                 6,900
Poll. Cont. Rev. Rfdg.
(American Cyanamid Co.
Proj.) Series 1998, 4.1%
(American Home Products
Corp. Guaranteed), VRDN (b)

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc. Proj.)          1,500                                 1,500
Series 1995 A, 4.05%, VRDN
(b)(e)

(Kaolin Term., Inc. Proj.)        7,750                                 7,750
4%, (Colonial Group Inc.
Guaranteed), LOC Bank of
America NA, VRDN (b)(e)

Vienna Dev. Auth. Ind. Dev.       4,100                                 4,100
Rev. (Mid-Georgia Processing
Co. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Worth County Ind. Dev. Auth.      1,645                                 1,645
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 4.05%, LOC
Suntrust Bank, VRDN (b)

                                                                        400,725

HAWAII - 0.6%

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils. Co. Proj.):

Series 1985, 3.55% tender         6,200                                 6,200
3/6/00, CP mode

Series 1988 B, 3.6% tender        4,000                                 4,000
3/6/00, CP mode (e)

Hawaii Gen. Oblig.                35,605                                35,605
Participating VRDN Series
1998 94, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

                                                                        45,805

IDAHO - 0.1%

Idaho Hsg. & Fin. Assoc.
Participating VRDN:

Series PA 145 A, 4.04%            2,765                                 2,765
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 1152, 4.04%             5,320                                 5,320
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 247, 4.04%              1,800                                 1,800
(Liquidity Facility Banco
Santander SA) (b)(e)(g)

                                                                        9,885

ILLINOIS - 8.6%

Bolingbrook Multi-family Hsg.     12,300                                12,300
Rev. (Amberton Apts. Proj.)
4%, LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Carol Stream Multi-family         2,000                                 2,000
Rev. (Saint Charles Square
Proj.) 4% (Fannie Mae
Guaranteed), VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Arpt. Spl. Facilities    $ 17,300                              $ 17,300
Rev. (Centerpoint O'Hare
Proj.) 3.9%, LOC Bank One
NA, Chicago, VRDN (b)(e)

Chicago Board of Ed.
Participating VRDN:

Series 1996 BB, 4.06%             18,690                                18,690
(Liquidity Facility Bank of
America NA) (b)(g)

Series Merlots 97 E, 4%           8,700                                 8,700
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Series MSDW 98 115, 3.96%         20,740                                20,740
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Chicago Gas Supply Rev.:

Bonds (Peoples Gas Lt. & Coke     7,825                                 7,825
Co. Proj.) 4.05%, tender
12/1/00 (e)

Rfdg. (Peoples Gas Lt. & Coke
Co. Proj.):

Series 2000 C, 3.85%              8,000                                 8,000
(Liquidity Facility Peoples
Gas  Lt. & Coke Co.), VRDN
(b)(e)

Series 2000 D, 3.85%, VRDN        5,500                                 5,500
(b)(e)

Chicago Gen. Oblig.:

Bonds Series 1999, 4%, tender     22,900                                22,900
10/26/00

Participating VRDN Series         3,000                                 3,000
MSDW 98 126, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Chicago Ind. Dev. Rev.:

(Chicago Scenic Studios, Inc.     4,230                                 4,230
Proj.) Series 2000, 4.05%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)(e)

(Flying Food Fare Midway          5,500                                 5,500
Proj.) 4.05%, LOC Bank of
America NA, VRDN (b)(e)

(Guernsey Bel, Inc. Proj.)        1,400                                 1,400
Series 1996 B, 3.95%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Chicago Midway Arpt. Rev.         5,000                                 5,000
(American TransAir Proj.)
Series 1999, 4%, LOC Bank
One, Indiana NA, VRDN (b)(e)

Chicago O'Hare Int'l. Arpt.
Rev.:

Participating VRDN:

Series 1999 X2, 3.99%             32,670                                32,670
(Liquidity Facility Bank of
America NA) (b)(e)(g)

Series BS 99 83, 3.98%            11,200                                11,200
(Liquidity Facility The Bear
Stearns Companies, Inc.)
(b)(e)(g)

Series 1988 A, 3.95%, LOC         42,500                                42,500
Bayerische Landesbank
Girozentrale, VRDN (b)(e)

Chicago Sales Tax Rev.            3,000                                 3,000
Participating VRDN  Series
MSDW 98 92, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Wtr. Rev.                $ 11,560                              $ 11,560
Participating VRDN Series
1997 V, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

City of Rolling Meadows Solid     12,200                                12,200
Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.)
Series 1999, 3.95%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(e)

Glendale Heights                  2,600                                 2,600
Participating VRDN Series PT
106, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Mapes & Sprowl Steel Ltd.        2,763                                 2,763
Proj.) Series 1996 A, 4.05%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

(Overton Gear & Tool Corp.        1,720                                 1,720
Proj.) Series 1994, 4.05%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)(e)

(R&R Enterprises 2nd Proj.)       6,235                                 6,235
Series 1999 A, 4.05%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Illinois Dev. Fin. Auth.          17,610                                17,610
Multi-family Hsg. Rev. Rfdg.
(Garden Glen Apts. Proj.)
Series 1993, 3.95%
(Continental Casualty Co.
Guaranteed), LOC Commerzbank
AG, VRDN (b)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series A, 4% (MBIA Insured),      40,500                                40,500
VRDN (b)(e)

Series B, 3.9% (MBIA              36,600                                36,600
Insured), VRDN (b)(e)

Series C, 3.9% (MBIA              15,200                                15,200
Insured), VRDN (b)(e)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.)          26,100                                26,100
Series A, 3.95% (Bank of
America NA Guaranteed), VRDN
(b)

(Local Govt. Ln. Prog.)           37,000                                37,000
Series 1999 A, 3.95% (AMBAC
Insured), VRDN (b)

(Museum of Contemporary Art       25,000                                25,000
Proj.) Series 1994, 3.85%,
LOC Bank One NA, Michigan,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)

Series 1999 B, 3.95% (AMBAC       16,800                                16,800
Insured), VRDN (b)

Illinois Edl. Facilities
Auth. Rev. Participating VRDN:

Series 981302, 3.96%              11,600                                11,600
(Liquidity Facility
Citibank, New York NA) (b)(g)

Series Merlots 97 U, 4%           9,040                                 9,040
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Illinois Gen. Oblig.              7,580                                 7,580
Participating VRDN Series
Putters 133, 3.96%
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(g)

Illinois Health Facilities
Auth. Rev. Bonds:

(Evanston Hosp. Corp. Proj.)      5,000                                 5,000
Series A, 3.55%,  tender
7/31/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Health Facilities
Auth. Rev. Bonds: - continued

(SSM Health Care Proj.)
Series 1998 B:

3.45% tender 3/6/00 (MBIA        $ 11,995                              $ 11,995
Insured), CP mode

3.6% tender 3/23/00 (MBIA         7,600                                 7,600
Insured), CP mode

Illinois Hsg. Dev. Auth.          7,000                                 7,000
Homeowner Mtg. Rev. Bonds
Series E2, 3.65%, tender
7/27/00 (e)

Illinois Hsg. Dev. Auth.
Multi-family Hsg. Rev. Bonds:

Series 1999 B1, 4.2%, tender      3,350                                 3,350
12/22/00

Series 1999 B2, 4.25%, tender     1,435                                 1,435
12/22/00 (e)

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SG 3, 3.98% (Liquidity     4,000                                 4,000
Facility Societe Generale)
(b)(g)

Series SGB 19, 3.96%              8,675                                 8,675
(Liquidity Facility Societe
Generale) (b)(g)

Illinois Student Assistance
Commission Student Ln. Rev.:

Series 1996 A, 3.95%, LOC         12,200                                12,200
Bank of America NA, VRDN
(b)(e)

Series AI, 3.95% (MBIA            11,500                                11,500
Insured), VRDN (b)(e)

Series AII, 3.95% (MBIA           17,500                                17,500
Insured), VRDN (b)(e)

Lisle Village Multi-family        3,800                                 3,800
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.97%, (Ponds of Pembroke
LP.), LOC Freddie Mac, VRDN
(b)(e)

Mundelein Ind. Dev. Rev.          4,730                                 4,730
(Print-O-Tape Proj.) Series
1997, 4.05%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

Palos Hills Multi-family Hsg.     2,900                                 2,900
Rev. (Green Oaks Proj.)
Series 1998, 3.95%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Rockford Ind. Dev. Rev.           1,900                                 1,900
(Ringcan Corp. Proj.) Series
1998, 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Saint Charles Ind. Dev. Rev.      3,100                                 3,100
(Pier 1 Imports-Midwest,
Inc. Proj.) Series 1986, 4%,
LOC Bank One, Texas NA, LOC
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Univ. of Illinois Rev.            2,705                                 2,705
Participating VRDN Series SG
65, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Vernon Hills Ind. Dev. Rev.       5,235                                 5,235
(Accurate Transmission
Proj.) 4%, LOC Harris Trust
& Savings Bank, Chicago,
VRDN (b)(e)

West Chicago Ind. Dev. Auth.      5,900                                 5,900
Ind. Dev. Rev. (Bison Gear &
Engineering Corp. Proj.)
4.05%, (Bullock Family LP.),
 LOC Bank of America NA,
VRDN (b)(e)

                                                                        633,088

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - 2.9%

Burns Hbr. Ind. Dev. Rev.        $ 7,600                               $ 7,600
(J&F Steel Corp. Proj.) 4%,
LOC Societe Generale, VRDN
(b)(e)

Columbus Rev. Rfdg.               4,450                                 4,450
(Rock-Tenn Co. Mill Division
Proj.)  Series 1995, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Connersville Econ. Dev. Rev.      2,500                                 2,500
(Inland Southern Corp.
Proj.) Series 1997, 4%, LOC
Bank of America NA, VRDN
(b)(e)

Crawford County Econ. Dev.        3,500                                 3,500
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 4.05%,
LOC PNC Bank NA, VRDN (b)(e)

Elkhart County Econ. Dev.         1,705                                 1,705
Rev. (Burger Dairy Proj.)
4.25%, LOC Old Kent Bank,
Michigan, VRDN (b)(e)

Fort Wayne Poll. Cont. Rev.       6,700                                 6,700
(Gen. Motors Corp. Proj.)
3.9%, VRDN (b)

Franklin Econ. Dev. Rev.          2,178                                 2,178
(Pedcor Invts. LP-Lakeview
II Proj.) 3.97%, LOC Fed.
Home Ln. Bank, Indianapolis,
VRDN (b)(e)

Greenwood Econ. Dev. Rev.         4,000                                 4,000
(Endress & Hauser, Inc.
Proj.) Series A, 4.15%, LOC
Deutsche Bank AG, VRDN (b)(e)

Indiana Bond Bank TAN Series      31,600                                31,754
2000 A2, 4.75% 1/18/01, LOC
Bank of America NA

Indiana Dev. Auth. Solid          17,100                                17,100
Waste Disp. Rev. Bonds (Pure
Air  on the Lake Proj.)
Series 1990 A, 3.9% tender
4/14/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Indiana Dev. Fin. Auth.           5,000                                 5,000
(Mid-American Energy
Resources Proj.) Series
1999, 3.9%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(b)(e)

Indiana Hsg. Fin. Auth.
Participating VRDN:

Series 1997 H, 4.05%              8,670                                 8,670
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(g)

Series PT 246, 4.04%              6,885                                 6,885
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Indiana Port Commission Port      5,500                                 5,500
Rev. (Kosmos Cement Co.
Proj.) Series 2000, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Indiana Univ. Rev.                5,000                                 5,000
Participating VRDN Series
FRRI A67, 4.1% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Indianapolis Arpt. Auth. Rev.     5,000                                 5,000
Participating VRDN Series
SGA 31, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Indianapolis Econ. Dev. Rev.      625                                   625
(US, LLC Proj.) Series 1996,
4%, LOC Bank One, Indiana
NA, VRDN (b)(e)

Indianapolis Gas Util. Sys.
Rev.:

3.45% 3/10/00, CP                 10,900                                10,900

3.55% 3/8/00, CP                  4,500                                 4,500

3.55% 3/13/00, CP                 10,000                                10,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Indianapolis Local Pub. Impt.    $ 10,700                              $ 10,722
Bond Bank TAN Series F, 4.5%
7/10/00

Kendallville Ind. Dev. Rev.       2,475                                 2,475
Rfdg. (Philip Morris Co.,
Inc. Proj.) Series 1993, 4%,
VRDN (b)

Lawrence County Ind. Dev.         2,180                                 2,180
Rev. (D&M Tool Proj.) 4.06%,
 LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Logansport Ind. Dev. Rev.         1,485                                 1,485
(Nelson Tube Co. Proj.)
Series 1996, 4.06%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Muncie Ind. Dev. Rev.             3,500                                 3,500
(Diamond Plastics Corp.
Proj.) Series 1996, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Petersburg Solid Waste Disp.
Rev. (Indianapolis Pwr. &
Lt. Co. Proj.):

Series 1995 C, 4.05%, VRDN        14,500                                14,500
(b)(e)

Series A, 3.95%, VRDN (b)(e)      3,000                                 3,000

Rockport Ind. Dev. Rev. (AK       10,000                                10,000
Steel Corp. Proj.) Series
1998 A, 4%, LOC PNC Bank NA,
VRDN (b)(e)

Rockport Poll. Cont. Rev. (AK     9,000                                 9,000
Steel Corp. Proj.) Series
1997 A, 4%, LOC PNC Bank NA,
VRDN (b)(e)

Scottsburg Ind. Dev. Rev.         3,000                                 3,000
(Multi-Color Corp. Proj.)
4.05%,  LOC PNC Bank NA,
VRDN (b)(e)

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop. Proj.):

Series 1985 L2, 3.45% tender      3,000                                 3,000
3/10/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L3, 3.65% tender      4,400                                 4,400
4/12/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L5, 3.65% tender      3,055                                 3,055
4/12/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                        213,884

IOWA - 0.1%

Iowa Fin. Auth. Small Bus.        6,000                                 6,000
Dev. Rev. (Corporate Ctr.
Proj.) 4.2% (Prin. Life Ins.
Co. Guaranteed), VRDN (b)

KANSAS - 0.6%

Burlington Poll. Cont. Rev.
Bonds (Kansas Elec. Pwr.
Coop. Proj.):

Series 1985 C1, 3.65% tender      4,210                                 4,210
4/12/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 C2:

3.45% tender 3/10/00 (Nat'l.      2,200                                 2,200
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.65% tender 4/12/00 (Nat'l.      8,300                                 8,300
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KANSAS - CONTINUED

Kansas City Util. Sys. Rev.      $ 14,840                              $ 14,840
Rfdg. & Impt. Participating
VRDN Series FRRI 1, 4.05%
(Liquidity Facility Bank of
New York NA) (b)(g)

Kansas Dept. of Trans. Hwy.       5,000                                 5,000
Rev. Participating VRDN
Series 2000161, 3.96%
(Liquidity Facility
Citibank, New York NA) (b)(g)

La Cygne Envir. Impt. Rev.        7,500                                 7,500
Rfdg. (Kansas City Pwr. &
Lt. Co. Proj.) Series 1994,
3.95%, VRDN (b)

Wichita Arpt. Facilities Rev.     3,745                                 3,745
(Cessna Citation Proj.) 4%,
LOC Westdeutsche Landesbank
Girozentrale, VRDN (b)(e)

                                                                        45,795

KENTUCKY - 2.7%

Boone County Ind. Bldg. Rev.      1,205                                 1,205
(Hennegan Co. Proj.) 4.02%,
LOC Firstar Bank NA, VRDN (b)

Carroll County Solid Waste        3,935                                 3,935
Disp. Rev. (Celotex Corp.
Proj.) Series 1999, 4%, LOC
Bank of America NA, VRDN
(b)(e)

Daviess County Exempt             4,000                                 4,000
Facilities Rev. (Kimberly
Clark Tissue Co. Proj.) 4%
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Daviess County Solid Waste
Disp. Facilities Rev. (Scott
Paper Co. Proj.):

Series 1993 A, 4%                 20,450                                20,450
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Series 1993 B, 4%                 8,900                                 8,900
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Series 1994 A, 4%                 5,000                                 5,000
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Elizabethtown Ind. Bldg. Rev.     5,000                                 5,000
(Altec Proj.) Series 1997,
4%, LOC Wachovia Bank NA,
VRDN (b)(e)

Franklin County Ind. Bldg.        2,985                                 2,985
Rev. (Certified Tool &
Manufacturing Proj.) 4%, LOC
Bank One, Illinois NA, VRDN
(b)(e)

Jefferson County Ind. Bldg.
Rev.:

(Commercial Lithographics Co.     2,200                                 2,200
Proj.) 4.05%,  LOC PNC Bank
NA, VRDN (b)(e)

(Wynn Starr Foods Proj.)          2,370                                 2,370
Series 1996, 4%,  LOC Bank
One, Kentucky NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):

Series 1993 A, 3.55% tender      $ 2,400                               $ 2,400
3/8/00, CP mode

Series 1996 A, 4% tender          4,000                                 4,000
4/14/00, CP mode

Series 1997 A:

3.6% tender 3/10/00, CP mode      7,500                                 7,500
(e)

3.7% tender 4/12/00, CP mode      10,500                                10,500
(e)

4% tender 4/14/00, CP mode (e)    5,000                                 5,000

Kentucky Asset Liability
Commission Agcy. Fund Rev.
Bonds Series 1998 A:

3.55% tender 4/14/00, LOC         7,700                                 7,700
Commerzbank AG, CP mode

3.65% tender 4/11/00, LOC         5,600                                 5,600
Commerzbank AG, CP mode

Kentucky Asset Liability          12,800                                12,800
Commission Gen. Fund Rev.
Bonds Series 1999 4A, 3.65%
tender 4/11/00, CP mode

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 4%, LOC Nat'l.     29,150                                29,150
City Bank, Kentucky, VRDN
(b)(e)

Series AA1, 4%, LOC Nat'l.        8,900                                 8,900
City Bank, Kentucky, VRDN
(b)(e)

Louisville & Jefferson County     6,115                                 6,115
Swr. District Rev.
Participating VRDN Series
991701, 3.96% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Perry County Solid Waste          3,355                                 3,355
Disp. Rev. (TJ Int'l. Proj.)
 Series 1998, 4.05%, LOC
Wachovia Bank NA, VRDN (b)(e)

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series 1992
A:

3.4% tender 3/13/00, CP mode      8,000                                 8,000

3.45% tender 3/10/00, CP mode     9,815                                 9,815

3.45% tender 3/15/00, CP mode     7,250                                 7,250

3.65% tender 4/12/00, CP mode     6,500                                 6,500

3.65% tender 4/14/00, CP mode     3,900                                 3,900

Walton Ind. Bldg. Rev.            1,770                                 1,770
(Clarion Manufacturing Corp.
of America Proj.) 4.07%, LOC
Fifth Third Bank,
Cincinnati, VRDN (b)(e)

                                                                        196,300

LOUISIANA - 1.1%

Caddo Parish Ind. Dev. Board      13,000                                13,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
4.05%, LOC Deutsche Bank AG,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

LOUISIANA - CONTINUED

Jefferson Parish Home Mtg.       $ 5,000                               $ 5,000
Auth. Single Family Mtg.
Rev. Bonds Series A2, 3.65%
6/1/00 (American Int'l.
Group, Inc. Guaranteed) (e)

Louisiana Gen. Oblig. Bonds       7,525                                 7,588
Series A, 6% 8/1/00  (FGIC
Insured)

Louisiana Hsg. Fin. Agcy.         7,420                                 7,420
Rev. Participating VRDN
Series 1999 3, 4.11%
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

New Orleans Aviation Board        12,100                                12,100
Rev. Series 1997 A, 3.95%
(MBIA Insured), VRDN (b)(e)

Saint James Parish Gen.           7,000                                 7,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Saint James Parish Poll.          9,000                                 9,000
Cont. Rev. Rfdg. Bonds
(Texaco Proj.) Series 1988
B, 3.65% tender 4/25/00, CP
mode

South Louisiana Port              4,900                                 4,900
Commission Port Facilities
Rev. (Holnam, Inc. Proj.)
3.95%, LOC Wachovia Bank NA,
VRDN (b)(e)

West Baton Rouge Parish Ind.
District #3 Rev.:

(Dow Chemical Co. Proj.):

Series 1993, 4%, VRDN (b)(e)      5,300                                 5,300

Series 1995, 4%, VRDN (b)(e)      2,400                                 2,400

Rfdg. Bonds (Dow Chemical Co.     4,800                                 4,800
Proj.) Series 1991, 3.65%
tender 3/10/00, CP mode

                                                                        78,508

MAINE - 0.5%

Maine Health & Ed. Facilities     4,000                                 4,000
Auth. Rev. Series B, 3.95%
(AMBAC Insured), VRDN (b)

Maine Hsg. Auth. Mtg.             3,980                                 3,980
Purchase Rev. Participating
VRDN: Series 1997 V, 4.04%
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series 1999 P, 4.01%              11,000                                11,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(e)(g)

Maine Hsg. Auth. Multi-family     19,000                                19,000
Dev. Rev. (Park Village
Apts. Proj.) 4%, LOC Gen.
Elec. Cap. Corp., VRDN (b)(e)

                                                                        37,980

MARYLAND - 1.7%

Baltimore Gen. Oblig. Rfdg.       13,900                                13,900
Participating VRDN Series
SGA 20, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Howard County Econ. Dev. Rev.     1,500                                 1,500
(Pace, Inc. Proj.) 4%,  LOC
Bank of America NA, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MARYLAND - CONTINUED

Maryland Cmnty. Dev.
Administration Dept. Hsg. &
Cmnty. Dev.:

Bonds 4.05% 12/14/00 (e)         $ 10,000                              $ 10,000

Participating VRDN Series         21,800                                21,800
A66, 4.15% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Maryland Econ. Dev. Auth.         3,400                                 3,400
Rev. (Grafco Ind. Ltd.
Proj.)  Series 1996, 4%, LOC
Bank of America NA, VRDN
(b)(e)

Montgomery County Gen. Oblig.
Series 1995:

3.6% 4/11/00, CP                  3,300                                 3,300

3.8% 4/13/00, CP                  36,000                                36,000

Montgomery County Hsg.            28,700                                28,700
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.95%,
(Wisconsin Park Associates
LP.),  LOC Key Bank NA, VRDN
(b)(e)

Northeast Waste Disp. Auth.       8,415                                 8,415
Participating VRDN  Series
97C2001, 3.96% (Liquidity
Facility Citibank,  New York
NA) (b)(g)

                                                                        127,015

MASSACHUSETTS - 0.5%

Harvard Univ. Bonds Series        22,975                                22,975
1996 Class A, 3.9%,  tender
5/1/00 (Liquidity Facility
Citibank,  New York NA)
(b)(g)(h)

Massachusetts Tpk. Auth.          12,850                                12,850
Western Tpk. Rev.
Participating VRDN Series
1997 N, 4.04% (Liquidity
Facility Bank of America NA)
(b)(g)

                                                                        35,825

MICHIGAN - 2.4%

Clinton Economic Dev. Corp.       5,700                                 5,700
Rev. (Clinton Area Care Ctr.
Proj.) 3.96%, LOC Northern
Trust Co., Chicago, VRDN (b)

Detroit Swr. Disp. Rev.
Participating VRDN:

Series Merlots 00 I, 4%           3,200                                 3,200
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Series SG 133, 3.98%              13,625                                13,625
(Liquidity Facility Societe
Generale) (b)(g)

Detroit Swr. Rev.                 9,700                                 9,700
Participating VRDN Series BS
99 81, 3.95% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (b)(g)

Detroit Wtr. Supply Sys. Rev.     6,995                                 6,995
Participating VRDN Series
2000 D, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Detroit Wtr. Sys. Rev.
Participating VRDN:

Series 992201, 3.96%              7,000                                 7,000
(Liquidity Facility
Citibank,  New York NA)
(b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Detroit Wtr. Sys. Rev.
Participating VRDN: -
continued

Series 992202, 3.96%             $ 12,520                              $ 12,520
(Liquidity Facility
Citibank,  New York NA)
(b)(g)

Kalamazoo Hosp. Fin. Auth.        7,695                                 7,695
Participating VRDN Series MS
98 138, 3.96% (MBIA Insured)
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Michigan Bldg. Auth. Rev.         5,900                                 5,900
Series II, 3.65% 4/27/00,
LOC Canadian Imperial Bank
of Commerce, CP

Michigan Hosp. Fin. Auth. Rev.:

Participating VRDN Series         7,200                                 7,200
1997 X, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

(United Memorial Hosp. Assoc.     6,600                                 6,600
Proj.) Series 1999, 3.96%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Michigan Hsg. Dev. Auth.          5,000                                 5,000
Multi-family Hsg. Rev. Bonds
 Series 1988 A, 3.6% tender
3/28/00, LOC Landesbank
Hessen-Thuringen, CP mode (e)

Michigan Hsg. Dev. Auth.          6,000                                 6,000
Single Family Mtg. Rev.
Bonds Series 1999 B, 3.95%,
tender 12/1/00 (e)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          14,400                                14,444

Series B2, 4.25% 8/25/00, LOC     19,100                                19,161
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Ltd.
Oblig. Rev.:

(Majestic Ind., Inc. Proj.)       2,200                                 2,200
4.1%, LOC Comerica Bank,
Detroit, VRDN (b)(e)

(Nat'l. Rubber Michigan, Inc.     2,100                                 2,100
Proj.) Series 1995, 3.9%,
LOC Nat'l. Bank of Canada,
VRDN (b)(e)

Michigan Strategic Fund Poll.
Cont. Rev. Bonds  (Dow
Chemical Co. Proj.):

Series 1986, 3.55% tender         3,300                                 3,300
3/8/00, CP mode

Series 1987, 3.65% tender         4,350                                 4,350
4/11/00, CP mode

Series 1988, 3.7% tender          2,000                                 2,000
4/12/00, CP mode (e)

Michigan Strategic Fund Solid     1,300                                 1,300
Waste Disp. Rev. (Great
Lakes Recovery Proj.) 3.9%,
LOC Bank One NA, Michigan,
VRDN (b)(e)

Univ. of Michigan Regents         7,850                                 7,850
Series B, 3.6% 3/1/00, CP

Wayne Charter County Arpt.
Rev. Participating VRDN:

Series MS 98 108, 4.01%           4,245                                 4,245
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)(g)

Series MS 98 68, 4.01%            6,365                                 6,365
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Wayne-Westland Cmnty. Schools
Participating VRDN:

Series MS 98 56, 3.96%           $ 5,500                               $ 5,500
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series MS 98 67, 3.94%            6,080                                 6,080
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

                                                                        176,030

MINNESOTA - 1.3%

Anoka County Solid Waste          1,250                                 1,250
Disp. Bonds 3.55% tender
3/7/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode (e)

Cloquet Ind. Facilities Rev.      5,000                                 5,000
(Potlatch Corp. Proj.)
Series C, 3.9%, LOC Cr.
Swiss First Boston Bank,
VRDN (b)(e)

Dakota County Hsg. & Redev.       4,780                                 4,780
Auth. Single Family Mtg.
Rev. Bonds Series 1999 C,
3.2% 4/25/00 (American
Int'l. Group, Inc.
Guaranteed) (e)

Hennepin County Gen. Oblig.       2,500                                 2,500
Rfdg. Series 1996 C, 4.05%,
VRDN (b)(e)

Minneapolis & Saint Paul          3,000                                 3,000
Metro. Arpt. Commission
Arpt. Rev. Participating
VRDN Series FRRI A33, 4.2%
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Minnesota Hsg. Fin. Agcy.
Hsg. Dev. Rev.:

Bonds:

Series 1998 H, 3.55%, tender      7,980                                 7,980
8/14/00 (e)

Series G, 3.7%, tender 6/29/00    9,000                                 9,000

Participating VRDN Series PT      10,700                                10,700
114, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Rochester Health Care
Facilities Rev. Bonds (Mayo
Foundation Proj.):

Series 1985 C, 3.9%, tender       14,900                                14,900
4/20/00 (f)

Series 2000 B, 3.6% tender        32,900                                32,900
3/27/00 (Liquidity Facility
U.S. Bank NA, Minnesota), CP
mode

                                                                        92,010

MISSISSIPPI - 0.9%

DeSoto County Ind. Dev. Rev.      700                                   700
(Flavorite Labs. Proj.)
Series 1991 A, 3.95%, LOC
First Tennessee Bank NA,
VRDN (b)

Lowndes County Solid Waste        15,500                                15,500
Disp. Rev. Rfdg.
(Weyerhaeuser Co. Proj.)
Series 1999, 3.95%, VRDN
(b)(e)

Mississippi Bus. Fin. Corp.       2,000                                 2,000
Rev. (Calgon Carbon Corp.
Proj.) Series 1997, 4.05%,
LOC PNC Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSISSIPPI - CONTINUED

Mississippi Bus. Fin. Corp.      $ 25,200                              $ 25,200
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.
Proj.) Series 1998, 3.95%,
LOC Chase Manhattan Bank,
VRDN (b)(e)

Mississippi Gen. Oblig.
Participating VRDN:

Series 992401, 3.96%              10,900                                10,900
(Liquidity Facility
Citibank, New York NA) (b)(g)

Series Putters 138, 3.96%         10,000                                10,000
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(g)

Mississippi Home Corp.            5,400                                 5,400
Multi-family Hsg. Rev.
(Colony Park Apts. Proj.)
Series 1998 I, 4.1%, LOC
Amsouth Bank, Birmingham,
VRDN (b)(e)

                                                                        69,700

MISSOURI - 1.1%

Clay County Ind. Dev. Auth.       5,000                                 5,000
Ind. Rev. (K.C. Salad Real
Estate Co. LLC Proj.) 4%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Independence Ind. Dev. Auth.      285                                   285
Ind. Dev. Rev. (Interlock
Realty Co. Proj.) 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Lees Summit Ind. Dev. Rev.        5,400                                 5,400
(BHA Technical, Inc. Proj.)
Series 1998 A, 4%, LOC Bank
of America NA, VRDN (b)

Missouri Dev. Fin. Board Ind.     8,000                                 8,000
Dev. Rev. (Kawasaki Motors
Manufacturing Corp. Proj.)
Series 1999, 4.05%,  LOC
Westdeutsche Landesbank
Girozentrale, VRDN (b)(e)

Missouri Envir. Impt. &
Energy Resources Auth. Poll.
Cont. Rev. Bonds (Union
Elec. Co. Proj.) Series 1985
A:

3.6% tender 3/1/00, LOC UBS       3,200                                 3,200
AG, CP mode

3.95% tender 3/9/00, LOC UBS      6,695                                 6,695
AG, CP mode

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.:

Series 1990 A, 4%, LOC Nat'l.     12,600                                12,600
Westminster Bank PLC, VRDN
(b)(e)

Series 1990 B, 4%, LOC Bank       21,000                                21,000
of America NA, VRDN (b)(e)

Series 1991 B, 4% (MBIA           1,500                                 1,500
Insured) (BPA State Street
Bank & Trust Co.), VRDN
(b)(e)

Missouri Hsg. Dev. Commission     2,055                                 2,055
Mtg. Rev. Participating VRDN
Series PA 157, 4.04%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSOURI - CONTINUED

Missouri Hsg. Dev. Commission
Single Family Mtg. Rev.:

Bonds (GIC Transamerica Life     $ 9,335                               $ 9,335
Proj.) Series A3, 4.3%
1/1/01 (a)(e)

Participating VRDN Series         2,700                                 2,700
FRRI A64, 4.15%  (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

                                                                        77,770

MONTANA - 0.0%

Montana Board of Hsg.             715                                   715
Participating VRDN Series PT
87,  4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

NEBRASKA - 0.2%

Nebhelp, Inc. Rev. Series C,      2,300                                 2,300
3.95%, LOC Student Ln.
Marketing Assoc., VRDN (b)(e)

Nebraska Invt. Fin. Auth.         10,000                                10,000
Single Family Hsg. Rev.
Participating VRDN Series
1998 J, 4.01% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

Nebraska Invt. Fin. Auth.         3,300                                 3,300
Single Family Mtg. Rev.
Participating VRDN Series
FRRI A3, 4.15% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

                                                                        15,600

NEVADA - 2.4%

Clark County Poll. Cont. Rev.
Bonds (Southern California
Edison Co. Proj.) Series
1987 A:

3.6% tender 3/10/00, CP mode      7,100                                 7,100
(e)

3.7% tender 4/10/00, CP mode      17,100                                17,100
(e)

3.7% tender 4/12/00, CP mode      12,700                                12,700
(e)

Clark County Spl. Facilities      7,535                                 7,535
Arpt. Rev. Bonds (Signature
Flight Support Proj.) Series
1998, 3.95%, tender 6/1/00,
LOC Bayerische Landesbank
Girozentrale (e)

Clark County Spl. Facilities      31,100                                31,100
Arpt. Sys. Rev. Series 1998
B, 3.95% (MBIA Insured) (BPA
Westdeutsche Landesbank
Girozentrale), VRDN (b)(e)

Nevada Gen. Oblig.
Participating VRDN:

Series FRRI 36, 4.05%             4,175                                 4,175
(Liquidity Facility Bank of
New York NA) (b)(g)

Series SG 39, 3.98%               9,160                                 9,160
(Liquidity Facility Societe
Generale) (b)(g)

Series SGB 97 31, 3.96%           23,100                                23,100
(Liquidity Facility Societe
Generale) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEVADA - CONTINUED

Nevada Hsg. Division:

(Oakmont at Flamingo Rd.         $ 9,500                               $ 9,500
Proj.) Series 1996 A, 3.95%,
LOC UBS AG, VRDN (b)(e)

(Pecos Owens Court Apt.           11,500                                11,500
Proj.) Series 1996, 3.95%,
LOC Commerzbank AG, VRDN
(b)(e)

Nevada Muni. Bonds Series         21,230                                21,230
962801 Class A, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA) (g)(h)

Washoe County Gas Facilities      18,600                                18,600
Rev. (Sierra Pacific Pwr.
Co. Proj.) Series 1990,
3.95%, LOC UBS AG, VRDN
(b)(e)

                                                                        172,800

NEW HAMPSHIRE - 1.7%

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds  (New
England Pwr. Co. Proj.)
Series 1990 A:

3.65% tender 3/24/00, CP mode     30,500                                30,500
(e)

3.7% tender 4/13/00, CP mode      9,700                                 9,700
(e)

New Hampshire Bus. Fin. Auth.     2,400                                 2,400
Rev. (Luminscent Sys., Inc.
Proj.) Series 1998, 4.15%,
LOC HSBC Bank USA, VRDN
(b)(e)

New Hampshire Bus. Fin. Auth.     10,200                                10,200
Solid Waste Disp. Rev.
(Lonza Biologies, Inc.
Proj.) 3.95%, LOC Deutsche
Bank AG, VRDN (b)(e)

New Hampshire Hsg. Fin. Auth.
Multi-family Hsg. Rev.:

(Fairways Proj.) 3.95%,           29,300                                29,300
(Greenways Limited
Partnership), LOC Gen. Elec.
Cap. Corp., VRDN (b)(e)

Rfdg. (Nashua-Oxford Proj.)       16,900                                16,900
Series 1990, 4% (Continental
Casualty Co. Guaranteed),
VRDN (b)

New Hampshire Hsg. Fin. Auth.
Single Family Mtg.
Acquisition Rev.:

Bonds Series 1999 D, 4%           3,600                                 3,600
12/1/00 (e)

Participating VRDN:

Series 1997 B, 4.05%              6,380                                 6,380
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(g)

Series PA 351, 4.04%              7,460                                 7,460
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

New Hampshire Hsg. Fin.           7,300                                 7,300
Multi-family Rev.
(Countryside LP Proj.) 4%,
LOC Gen. Elec. Cap. Corp.,
VRDN (b)(e)

                                                                        123,740

NEW JERSEY - 0.7%

New Jersey Gen. Oblig. 3.55%      12,500                                12,500
3/28/00, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW JERSEY - CONTINUED

New Jersey Hsg. & Mtg. Fin.      $ 5,295                               $ 5,295
Agcy. Rev. Participating
VRDN Series 1999 V, 3.98%
(Liquidity Facility Bank of
America NA) (b)(e)(g)

Woodbridge Township Gen.          30,100                                30,159
Oblig. BAN 3.9% 7/28/00

                                                                        47,954

NEW MEXICO - 0.7%

Albuquerque School District       6,000                                 6,024
#12 Bonds 4.5% 8/1/00

Dona Ana County Ind. Dev.         2,700                                 2,700
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 4.1%, LOC Firstar Bank
NA,  VRDN (b)(e)

New Mexico Edl. Assistance        7,155                                 7,155
Foundation Student Ln. Rev.
Participating VRDN Series
1992 B, 4.04% (Liquidity
Facility Banco De Santander
Puerto Rico) (b)(e)(g)

New Mexico Gen. Oblig. TRAN       20,000                                20,016
4% 6/30/00

New Mexico Mtg. Fin. Auth.:

Bonds 4.05% 6/15/00               3,945                                 3,945

Participating VRDN:

Series PA 118, 4.06%              3,370                                 3,370
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 225, 4.04%              10,195                                10,195
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

                                                                        53,405

NEW YORK - 2.5%

Long Island Pwr. Auth. Elec.
Sys. Rev. Participating VRDN:

Series 1998 A, 3.98%              8,710                                 8,710
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(g)

Series PA 420, 3.98%,             9,200                                 9,200
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(g)

Series PA 565, 3.98%              5,800                                 5,800
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(g)

Series PT 1043, 3.98%             7,400                                 7,400
(Liquidity Facility Bank of
America NA) (b)(g)

Metro. Trans. Auth. New York      14,800                                14,800
Trans. Facilities Rev.
Series CP1, 3.5% 3/16/00,
LOC ABN-AMRO Bank NV, CP

Nassau County Gen. Oblig. TAN     6,400                                 6,423
4.75% 8/31/00,  LOC First
Union Nat'l. Bank, North
Carolina

New York City Gen. Oblig.
Participating VRDN:

Series FRRI 99 A50, 4.05%         15,000                                15,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Series FRRI 99 A51, 4.05%         12,700                                12,700
(Liquidity Facility Bank of
New York NA) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York City Gen. Oblig.
Participating VRDN: -
continued

Series PT 1027, 3.98%            $ 19,005                              $ 19,005
(Liquidity Facility Bank of
America NA) (b)(g)

New York City Muni. Wtr. Fin.
Auth. Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series PA 441, 3.98%              9,320                                 9,320
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PA 523, 3.98%              18,240                                18,240
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series 5B, 3.65% 4/27/00, LOC     15,000                                15,000
Westdeutsche  Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York City Transitional        7,100                                 7,100
Fin. Auth. Rev.
Participating VRDN Series
FRRI 99 A48, 4.05%
(Liquidity Facility Bank of
New York NA) (b)(g)

New York Metro.Trans. Auth.       8,900                                 8,900
Rev. Bonds Series 983204,
3.9%, tender 5/1/00
(Liquidity Facility
Citibank,  New York NA)
(g)(h)

New York State Local Govt.        3,800                                 3,800
Assistance Corp.
Participating VRDN Series PT
1040, 3.98% (b)(g)

New York State Med. Care          3,625                                 3,625
Facilities Fin. Agcy. Rev.
Participating VRDN Series PA
89, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

New York State Mtg. Agcy.
Participating VRDN:

Series FRRI 24, 4.2%              1,995                                 1,995
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series Merlots 1997 J, 4%         11,970                                11,970
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(g)

New York State Thruway Auth.      5,375                                 5,378
Hwy. & Bridge Trust Fund
Bonds Series B, 4% 4/1/00

                                                                        184,366

NORTH CAROLINA - 0.5%

Buncombe County Ind.              2,910                                 2,910
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating Proj.) Series 1997,
4.1%, LOC Comerica Bank,
Detroit, VRDN (b)(e)

Catawba County Ind.               4,810                                 4,810
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 4.1%,  LOC Nat'l. City
Bank, VRDN (b)(e)

Charlotte Arpt. Rev.              3,000                                 3,000
Participating VRDN Series
ROC 2 99 R9, 3.98%
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NORTH CAROLINA - CONTINUED

Gaston County Ind. Facilities
& Poll. Cont. Fing. Auth.
Rev.:

(Duke Energy Corp. Proj.)        $ 7,000                               $ 7,000
Series 1999, 4%, VRDN (b)(e)

(Quality Metal Products, Inc.     2,000                                 2,000
Proj.) Series 1999, 4%,  LOC
Bank of America NA, VRDN
(b)(e)

Henderson County Ind.             4,050                                 4,050
Facilities & Poll. Cont.
Fin. Auth. Rev. (American
Coating Technologies Proj.)
4%, LOC Bank of America NA,
VRDN (b)(e)

North Carolina Muni. Pwr.         2,875                                 2,875
Agcy. #1 Catawba Elec. Rev.
Participating VRDN 4%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Surry County Ind. Facilities      900                                   900
& Poll. Cont. Rev. (Intex
Corp. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Union Co. Ind. Facilities &       5,350                                 5,350
Poll Cont. Fing. Auth. Rev.
(Tennesse Converting Corp.
Proj.) 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Wilmington Hsg. Auth.             6,000                                 6,000
Multi-family Rev. (Garden
Lake  Estates Proj.) Series
1999, 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

                                                                        38,895

NORTH DAKOTA - 0.5%

North Dakota Hsg. Fin. Agcy.
Rev. Bonds:

Series 1999 C, 3.2% 4/1/00 (e)    9,100                                 9,100

Series B, 4.25% 3/1/01 (e)        25,200                                25,200

                                                                        34,300

OHIO - 3.2%

American Muni. Pwr. BAN           3,665                                 3,665
(Cleveland Pub. Pwr. Proj.)
3.9% 9/1/00

Canfield Local School             9,475                                 9,507
District BAN 4.5% 9/28/00

Clark County Multi-family         7,300                                 7,300
Rev. (Masonic Home Proj.)
Series 1999, 3.96% (AMBAC
Insured), VRDN (b)

Cleveland Wtrwks. Rev.            5,400                                 5,400
Participating VRDN  Series
MSDW 98 58, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Clinton County Hosp. Rev.         14,580                                14,580
(Ohio Hosp. Cap., Inc.
Pooled Fing. Prog.) Series
1998, 3.95%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)

Cuyahoga County Health Care       8,300                                 8,300
Facilities Rev. (Althenheim
Proj.) 3.96%, LOC Firstar
Bank NA, VRDN (b)

Delaware County Health Care       6,600                                 6,600
Facilities (Willow Brook
Christian Cmnty. Proj.)
3.96%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Geauga County Health Care        $ 10,680                              $ 10,680
Facilities Rev. (Heather
Hill Lifecare Proj.) 3.96%,
LOC Bank One NA, VRDN (b)

Lorain County Hosp. Rev.          4,545                                 4,545
(Elyria United Methodist
Villiage Proj.) Series 1996
B, 3.95%, LOC Bank One NA,
VRDN (b)

Montgomery County                 3,800                                 3,800
Multi-family Hsg. Dev. Rev.
(Timber Creek Village Apts.
Proj.) Series 1998, 4.02%,
LOC Key Bank NA, VRDN (b)(e)

Ohio Air Quality Dev. Auth.
Rev. Bonds (Cleveland Elec.
Co. Proj.) Series 1988 B:

3.55% tender 3/8/00 (FGIC         5,095                                 5,095
Insured), CP mode

3.55% tender 3/8/00 (FGIC         5,300                                 5,300
Insured), CP mode

Ohio Higher Edl. Facilities       10,000                                10,000
Rev. 3.8% 4/10/00, CP

Ohio Hsg. Fin. Agcy. Mtg. Rev.:

Bonds Series 2000 A2, 4.05%       9,900                                 9,900
9/1/00 (e)

Participating VRDN:

Series 1998 B, 4.01%              20,300                                20,300
(Liquidity Facility Bank of
America NA) (b)(e)(g)

Series 1999 Q, 4.01%              26,100                                26,100
(Liquidity Facility Bank of
America NA) (b)(g)

Series FRRI 25, 4.15%             6,200                                 6,200
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series PT 241, 4.04%              20,640                                20,640
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 282, 4.04%              5,495                                 5,495
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(e)(g)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Club at Spring Valley Apts.      5,000                                 5,000
Proj.) Series 1996 A, 3.95%,
(Dayton Spring Valley
Partners Ltd.), LOC Key Bank
NA, VRDN (b)(e)

(Pedcor Invt. Willowlake          1,420                                 1,420
Apts. Proj.) Series A,
4.05%,  LOC Bank One NA,
VRDN (b)(e)

Ohio Hsg. Fin. Agcy. Single
Family Mtg. Participating
VRDN:

Series FRRI 14, 4.15%             2,200                                 2,200
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series FRRI A25, 4.15%            10,590                                10,590
(Liquidity Facility
Commerzbank AG) (b)(e)(g)

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev.:

Bonds (Ohio Edison Co. Proj.)     10,500                                10,502
4.2%, tender 5/1/00,  LOC
UBS AG (e)

Rfdg. Series 1999 A, 4%           15,300                                15,300
(AMBAC Insured), (Duquesne
Light Co.), VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Richland County Ind. Dev.        $ 1,000                               $ 1,000
Rev. (Sabin Robbins Paper
Co. Proj.) Series 1997, 4%,
LOC Fifth Third Bank,
Cincinnati, VRDN (b)(e)

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        2,255                                 2,255
4.1%, LOC Key Bank NA, VRDN
(b)(e)

(Kidd Dev. Proj.) 4%, LOC         1,500                                 1,500
Bank One NA, VRDN (b)(e)

                                                                        233,174

OKLAHOMA - 1.6%

Guymon Util. Auth. Rev.           3,300                                 3,300
(Seaboard Proj.) Series
1995, 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Oklahoma City Ind. & Cultural     9,695                                 9,695
Facilities Bonds (SSM Health
Care Proj.) Series 1998 B,
3.55% tender 3/14/00  (MBIA
Insured), CP mode

Oklahoma Dev. Fin. Auth. Rev.
(Oklahoma Hosp. Assoc. Proj.):

Series 1999 A, 3.95% (CDC         38,600                                38,600
Fdg. Corp. Guaranteed), VRDN
(b)

Series 2000 A, 3.95% (CDC         11,700                                11,700
Fdg. Corp. Guaranteed), VRDN
(b)

Oklahoma Hsg. Fin. Auth.
Single Family Rev.:

Bonds (Homeownership Ln.          12,751                                12,751
Prog.) Series A4, 4.3%,
tender 2/1/01 (Republic
Nat'l. Bank of New York
Guaranted) (a)(e)

Participating VRDN:

Series 1996 G, 4.04%              4,880                                 4,880
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series 1999 A5, 4.15%             3,900                                 3,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 104, 4.04%              3,150                                 3,150
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 167, 4.04%              4,860                                 4,860
(Liquidity Facility Banque
Nationale de Paris) (b)(e)(g)

Series PT 305, 4.04%              5,480                                 5,480
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(e)(g)

Southeastern Oklahoma Ind.
Auth. Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.):

Series 2000 A, 3.95%, VRDN        6,000                                 6,000
(b)(e)

Series 2000 B, 3.9%, VRDN (b)     3,900                                 3,900

Tulsa Int'l. Arpt. Gen. Rev.      10,825                                10,825
Participating VRDN Series
1997 B1, 4.06% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

                                                                        119,041

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - 0.4%

Oregon Econ. Dev. Rev.           $ 3,600                               $ 3,600
(Behlen Manufacturing Co.
Proj.) Series 172, 4.1%, LOC
Nat'l. Bank of Canada, VRDN
(b)(e)

Oregon Health Hsg. Edl. &         12,350                                12,350
Cultural Facilities Auth.
(Hillside Manor Proj.)
Series 2000 A, 3.96%, LOC
Bank One, Arizona NA, VRDN
(b)

Oregon Hsg. & Cmnty.
Services. Dept. Bonds
(Single Family Mtg. Prog.):

Series C, 3.15% 4/13/00           5,000                                 5,000

Series D, 3.2% 4/13/00 (e)        3,000                                 3,000

Port of Portland Arpt. Rev.       5,135                                 5,135
Participating VRDN Series PA
575, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

                                                                        29,085

PENNSYLVANIA - 3.2%

Allegheny County Arpt. Rev.       8,305                                 8,305
Participating VRDN Series PA
506, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Allegheny County Ind. Dev.        19,600                                19,600
Auth. Rev. Rfdg. (Duquesne
Lt. Co. Proj.) Series 1999
A, 3.95% (AMBAC Insured),
VRDN (b)

Beaver County Ind. Dev. Auth.     19,800                                19,800
Participating VRDN Series
953504, 3.96% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Beaver County Indl. Dev.          10,500                                10,500
Auth. Poll. Cont. Rev. Rfdg.
(Duquesne Lt. Co. Proj.)
Series 1999 A, 3.85% (AMBAC
Insured), VRDN (b)(e)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990, 3.6% tender          5,500                                 5,500
3/1/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1991 A, 3.9% tender        18,420                                18,420
3/15/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1992 A, 3.6% tender        7,000                                 7,000
3/1/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Crawford County Ind. Dev.         3,645                                 3,645
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Dauphin County Gen. Auth.         14,400                                14,400
Rev. (School District Pooled
Fing. Prog.) 3.95% (AMBAC
Insured) (BPA Commerzbank
AG), VRDN (b)

Delaware County Ind. Dev.         10,000                                10,000
Auth. Bonds (Philadelphia
Elec. Co. Proj.) Series 1988
A, 3.6% tender 4/11/00 (FGIC
Insured), CP mode

Harrisburg Auth. Wtr. Rev.        5,400                                 5,400
Participating VRDN Series
SGA 80, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Lycoming County Ind. Dev.         2,000                                 2,000
Auth. (Coastal Aluminum
Rolling Mills Proj.) Series
1995, 4%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

New Garden Gen. Auth. Muni.      $ 20,000                              $ 20,000
Rev. (Muni. Pooled Fing.
Prog.) Series 1999, 3.95%
(AMBAC Insured), VRDN (b)

North Pennsylvania Wtr. Auth.     6,000                                 6,000
Wtr. Rev. Participating VRDN
Series SGA 30, 3.95%
(Liquidity Facility Societe
Generale) (b)(g)

Northampton County Ind. Dev.      1,900                                 1,900
Auth. Rev. (Binney & Smith,
Inc. Proj.) Series 1997 A,
4%, LOC Bank One NA,
Chicago, VRDN (b)(e)

Pennsylvania Econ. Dev. Fing.     6,000                                 6,000
Auth. Exempt Facilities Rev.
Bonds (Approved Solid Waste
Proj.) Series 1999, 4.1%
12/15/00 (Bayerische
Landesbank Girozentrale
Guaranteed) (e)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

Series 1995 A6, 4.05%, (RM        1,600                                 1,600
Kerner Co.),  LOC PNC Bank
NA, VRDN (b)(e)

Series 1995 D1, 4.05%, (Alpha     1,000                                 1,000
Carb Enterprises, Inc.)  LOC
PNC Bank NA, VRDN (b)(e)

Series 1996 D5, 4.05%, (Tarco     2,700                                 2,700
Roofing Materials, Inc.),
LOC PNC Bank NA, VRDN (b)(e)

Series 1997 B1, 4.05%,            1,600                                 1,600
(Hannibal-Pherson
Properties),  LOC PNC Bank
NA, VRDN (b)(e)

Series 1997 B6, 4.05%,            1,000                                 1,000
(Matrix Tool Inc.),  LOC PNC
Bank NA, VRDN (b)(e)

Series 1997 B7, 4.05%, (North     800                                   800
American Comm. Inc.),  LOC
PNC Bank NA, VRDN (b)(e)

Series 1997 B8, 4.05%, (John      1,100                                 1,100
R. & Cheryl A. Petrs
Partnership), LOC PNC Bank
NA, VRDN (b)(e)

Series 1997 B9, 4.05%,            1,200                                 1,200
(Turner Daily Farms, Inc.),
LOC PNC Bank NA, VRDN (b)(e)

Pennsylvania Higher Ed.           5,500                                 5,500
Assistance Agcy. Student Ln.
Rev. Series 1988 C, 4%, LOC
Student Ln. Marketing
Assoc., VRDN (b)(e)

Pennsylvania Hsg. Fin. Agcy.      1,900                                 1,900
Participating VRDN Series PT
119B, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Philadelphia Arpt. Rev.           5,000                                 5,000
Participating VRDN Series SG
118, 4.04% (Liquidity
Facility Societe Generale)
(b)(e)(g)

Philadelphia Gen. Oblig. TRAN     22,200                                22,225
Series 1999 2000 A,  4.25%
6/30/00

Philadelphia Hosp. & Higher       3,900                                 3,900
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.:

(30th Street Station Proj.)       5,900                                 5,900
3.75% (MBIA Insured), VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Philadelphia Ind. Dev. Rev.:
- continued

(Cliveden-Maplewood              $ 6,740                               $ 6,740
Convalescent Ctr., Inc.
Proj.)  Series 1999, 3.95%,
LOC PNC Bank NA, VRDN (b)

Pittsburgh Gen. Oblig.            7,205                                 7,205
Participating VRDN Series SG
71, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Schuylkill County Indl. Dev.      900                                   900
Auth. Resource Recovery Rev.
Rfdg. (Northeastern Pwr. Co.
Proj.) Series 1997 B, 3.85%,
LOC Cr. Local de France,
VRDN (b)(e)

Venango Ind. Dev. Auth.           8,600                                 8,600
Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series
1990 A, 3.6% tender 3/10/00,
LOC Nat'l. Westminster Bank
PLC, CP mode (e)

                                                                        237,340

RHODE ISLAND - 0.4%

East Providence BAN 4.5%          4,500                                 4,506
7/7/00

Rhode Island Hsg. & Mtg. Fin.
Corp. Participating VRDN:

Series 1997 R, 4.04%              6,260                                 6,260
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series FRRI 30, 4.15%             8,075                                 8,075
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Rhode Island Ind. Facilities
Corp. Ind. Dev. Rev.:

(Calise & Sons Bakery) Series     6,200                                 6,200
1999, 4.05%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(NFA Corp. Proj.) 4.05%, LOC      1,900                                 1,900
BankBoston NA, VRDN (b)(e)

                                                                        26,941

SOUTH CAROLINA - 1.3%

Berkeley County Poll. Cont.       6,100                                 6,100
Facilities Rev. (Alumax,
Inc. Proj.) 3.96% (Alcoa,
Inc. Guaranteed), VRDN (b)

Marlboro County Solid Waste       11,200                                11,200
Disp. Fac. (Willamette Ind.,
Inc. Proj.) Series 1995,
3.95%, LOC Deutsche Bank AG,
VRDN (b)(e)

Oconee County Poll. Cont.         6,900                                 6,900
Rev. 4%, VRDN (b)(e)

Orangeburg County Solid Waste     6,400                                 6,400
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

South Carolina Jobs Econ.
Dev. Auth. Econ. Dev. Rev.:

(Carolina Ceramics LLC Proj.)     5,600                                 5,600
4.05%, LOC Wachovia Bank NA,
VRDN (b)(e)

(Chambers Richland Co.            7,000                                 7,000
Landfill Proj.) Series 1997,
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Jobs Econ.
Dev. Auth. Econ. Dev. Rev.:
- continued

(Mohawk Ind., Inc. Proj.):

Series 1997 A, 4.05%, LOC        $ 1,500                               $ 1,500
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1997 B, 4.05%, LOC         1,800                                 1,800
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1997 C, 4.05%, LOC         3,900                                 3,900
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

(Ring Missouri LP Proj.)          5,800                                 5,800
Series 1999, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

(TMC, Inc. Proj.) 4.06%, LOC      6,000                                 6,000
Southtrust Bank Alabama, LOC
Southtrust Bank NA, VRDN
(b)(e)

(Turnils North America Proj.)     5,900                                 5,900
Series 1999, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

(Virtual Image Technology         1,900                                 1,900
Proj.) Series 1998, 4.05%,
LOC Bank of America NA, LOC
NationsBank NA, VRDN (b)(e)

South Carolina Jobs Econ.         5,595                                 5,595
Dev. Auth. Rev. (Drake
Molding Corp. Proj.) Series
1995, 4%, LOC Nat'l. City
Bank Michigan, Illinois,
VRDN (b)(e)

South Carolina Port Auth.         5,000                                 5,000
Rev. Participating VRDN
4.15% (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

South Carolina Pub. Svc.          4,500                                 4,500
Auth. Rev. 3.5% 3/10/00, CP

South Carolina Trans.             9,970                                 9,970
Infrastructure Bank Rev.
Participating VRDN Series
MSDW 98 75, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

                                                                        95,065

SOUTH DAKOTA - 0.2%

South Dakota Hsg. Dev. Auth.:

Bonds (Home Ownership
Mortgage Prog.):

Series 1999 C, 3.2% 4/7/00 (e)    4,000                                 4,000

Series I, 3.85% 9/28/00 (e)       8,500                                 8,500

Series 1997 E, 4.1%, VRDN         2,705                                 2,705
(b)(e)

                                                                        15,205

TENNESSEE - 3.7%

Chattanooga Ind. Dev. Board
Ind. Rev.:

(Burner Systems Int'l., Inc.      2,000                                 2,000
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Chattanooga Ind. Dev. Board
Ind. Rev.: - continued

(Chattanooga Bakery, Inc.        $ 3,200                               $ 3,200
Proj.) 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Cleveland Ind. Dev. Board         7,700                                 7,700
Rev. (Cormetech, Inc. Proj.)
 Series 1999, 4.05%, LOC
Wachovia Bank NA,  VRDN
(b)(e)

Cumberland County Ind. Dev.       1,100                                 1,100
Board Ind. Dev. Rev.
(Delbar Products, Inc.
Proj.) 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Dickson County Ind. Dev.          2,200                                 2,200
Board Ind. Dev. Rev.
(Tennessee  Bun Co. Proj.)
Series 1996, 4.05%, LOC PNC
Bank NA, VRDN (b)(e)

Fayetteville & Lincoln County     1,000                                 1,000
Ind. Dev. Rev. (V.A.W. of
America, Inc. Proj.) Series
1997, 4.05%, LOC Bank of
America NA, VRDN (b)(e)

Jackson Ind. Dev. Board Solid     3,000                                 3,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 4%, LOC Bank of
America NA, VRDN (b)(e)

Johnson City Health & Edl.        4,300                                 4,300
Hosp. Rev. Participating
VRDN Series FRRI 00 A2,
4.05% (Liquidity Facility
Bank of  New York NA) (b)(g)

Knox County Health & Ed. Hsg.     62,300                                62,300
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 3.95% (CDC
Fdg. Corp. Guaranteed), VRDN
(b)

Knox County Ind. Dev. Board       1,900                                 1,900
Ind. Dev. Rev. (Southern
Foundry Supply, Inc. Proj.)
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

Loudon County Indl. Exempt        8,700                                 8,700
Facilites Rev. (Kimberly
Clark Corp. Proj.) 4%, VRDN
(b)(e)

McMinn County Ind. Dev. Board     12,800                                12,800
Solid Waste Disp. Facilities
Rev. (Bowater, Inc. Proj.)
Series 1999, 4.05%,  LOC
Wachovia Bank NA, VRDN (b)(e)

Memphis Gen. Oblig.               3,700                                 3,700
Participating VRDN Series
SGB 23, 3.96% (Liquidity
Facility Societe Generale)
(b)(g)

Memphis-Shelby County Arpt.       16,800                                16,800
Auth. Arpt. Rev.
Participating VRDN Series
2000 C, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Memphis-Shelby County Ind.        4,300                                 4,300
Poll. Cont. Rev. (Birmingham
Steel Co. Proj.) Series
1996, 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Metro. Govt. Nashville &          5,800                                 5,800
Davidson County Health & Ed.
Facilities Board Rev.
(Adventist Health Sys.
Proj.) Series A, 3.98%, LOC
Suntrust Bank, VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Metro. Govt. of Nashville &      $ 7,600                               $ 7,600
Davidson County
Participating VRDN Series
SGA 11, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Savannah Ind. Dev. Corp. Ind.     2,500                                 2,500
Dev. Rev. (Shiloh Foods
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Selmer McNairy County Ind.        5,000                                 5,000
Dev. Board Rev. (United
Stainless Proj.) 4%, LOC
Bank of America NA, VRDN
(b)(e)

Shelby County Participating       14,125                                14,125
VRDN Series 964201 Class A,
3.96% (Liquidity Facility
Citibank, New York NA) (b)(g)

Shelby County Gen. Oblig.:

Series 1998 T, 3.55% 3/9/00,      20,000                                20,000
CP

Series 1999 A, 3.7% 4/14/00,      42,700                                42,700
CP

South Pittsburg Ind. Dev.         1,600                                 1,600
Board Rev. (Lodge
Manufacturing Proj.) 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Sullivan County Ind. Dev.         2,800                                 2,800
Board Rev. Rfdg. (BC Realty
Proj.) Series 1995, 3.95%,
LOC First Tennessee Bank NA,
VRDN (b)

Tennessee Hsg. Dev. Agcy.:

Bonds Series 1999 2C, 3.57%       9,100                                 9,100
8/15/00 (e)

Participating VRDN:

Series PT 272, 4.04%              7,660                                 7,660
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 59B, 4.04%              1,000                                 1,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Volunteer Student Fund Corp.
Student Ln. Rev.:

Series 1988 A1, 3.9%, LOC         5,475                                 5,475
State Street Bank & Trust
Co., VRDN (b)(e)

Series 1988 A2, 3.9%, LOC         6,600                                 6,600
State Street Bank & Trust
Co., VRDN (b)(e)

Williamson County Ind. Dev.       2,000                                 2,000
Board Rev. (Telco, Inc.
Proj.) Series 1996, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

                                                                        268,960

TEXAS - 14.7%

Austin Arpt. Sys. Rev.            14,500                                14,500
Participating VRDN Series
2000 J, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Austin Combined Util. Sys.
Rev.:

Participating VRDN Series         12,100                                12,100
1998 V, 3.98% (Liquidity
Facility Bank of America NA)
(b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Austin Combined Util. Sys.
Rev.: - continued

Series A:

3.55% 3/10/00, LOC Morgan        $ 11,000                              $ 11,000
Guaranty Trust Co.,  NY, CP

3.6% 3/10/00, LOC Morgan          4,155                                 4,155
Guaranty Trust Co.,  NY, CP

Austin Gen. Oblig.                15,395                                15,395
Participating VRDN Series
1999 2, 3.96% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Austin Hsg. Fin. Corp.            1,600                                 1,600
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 4.03%, LOC Household
Fin. Corp., VRDN (b)

Austin Independent School         15,600                                15,600
District Variable Rate TRAN
4.448% 8/31/00 (b)(h)

Austin Util. Sytems Rev.          20,865                                20,865
Participating VRDN Series
1998 62, 3.95% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (b)(g)

Bexar County Health               5,300                                 5,300
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3.9%,
LOC Chase Bank of Texas NA,
VRDN (b)

Brazos Hbr. Ind. Dev. Corp.
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1986:

3.65% tender 4/10/00, CP mode     1,460                                 1,460

3.65% tender 4/14/00, CP mode     4,500                                 4,500

Brazos River Auth. Poll.
Cont. Rev.:

(Texas Utils. Elec. Co.           10,700                                10,700
Proj.) Series 1997 C, 3.95%
(MBIA Insured) (BPA Bank of
New York NA), VRDN (b)(e)

Rfdg.:

(Texas Utils. Elec. Co.           11,600                                11,600
Proj.) 3.95% (MBIA Insured),
VRDN (b)(e)

Bonds (Texas Utils. Elec. Co.
Proj.):

Series 1994 A:

3.6% tender 3/10/00, LOC          4,000                                 4,000
Canadian Imperial Bank of
Commerce, CP mode (e)

3.65% tender 4/14/00, LOC         5,970                                 5,970
Canadian Imperial Bank of
Commerce, CP mode (e)

Series B, 3.7% tender             4,300                                 4,300
4/13/00, LOC Canadian
Imperial Bank of Commerce,
CP mode (e)

Brazos River Hbr. Navigation
District of Brazoria County
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.):

Series 1988:

3.6% tender 3/8/00, CP mode       2,200                                 2,200
(e)

3.6% tender 3/10/00, CP mode      2,000                                 2,000
(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Brazos River Hbr. Navigation
District of Brazoria County
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.): -
continued

3.6% tender 3/13/00, CP mode     $ 18,000                              $ 18,000
(e)

3.7% tender 4/10/00, CP mode      8,970                                 8,970
(e)

3.7% tender 4/12/00, CP mode      5,000                                 5,000
(e)

Series 1990, 3.8% tender          3,450                                 3,450
4/10/00, CP mode

Brazos River Hbr. Navigation
District of Brazoria County
Rev.:

Bonds (Dow Chemical Co. Proj.):

Series 1991:

3.65% tender 3/10/00, CP mode     8,200                                 8,200

3.65% tender 4/7/00, CP mode      9,900                                 9,900

3.85% tender 4/12/00, CP mode     6,800                                 6,800

Series 1992:

3.6% tender 3/13/00, CP mode      24,010                                24,010
(e)

3.7% tender 4/10/00, CP mode      4,400                                 4,400
(e)

3.7% tender 4/12/00, CP mode      8,000                                 8,000
(e)

(Dow Chemical Co. Proj.)          7,800                                 7,800
Series 1999, 4%, VRDN (b)(e)

Brownsville Ind. Dev. Corp.       1,500                                 1,500
Rev. (Rich-Seapak Corp.
Proj.) Series 1997, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Camp County Ind. Dev. Corp.       17,000                                17,000
Envir. Facilities Rev.
(Pilgrim's Pride Corp.
Proj.) Series 1999, 4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Comal County Health
Facilities Dev. Rev.:

(McKenna Memorial Health Sys.     6,600                                 6,600
Proj.) 3.9%, LOC Chase Bank
of Texas NA, VRDN (b)

(McKenna Memorial Hosp. Sys.      4,900                                 4,900
Proj.) Series 1999, 3.9%,
LOC Chase Bank of Texas NA,
VRDN (b)

Dallas Area Rapid Transit
Sales Tax Rev.:

Series B:

3.45% 3/9/00, LOC Bayerische      7,500                                 7,500
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.55% 3/21/00, LOC Bayerische     6,900                                 6,900
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.7% 4/10/00, LOC Bayerische      8,600                                 8,600
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Series C:

3.55% 3/10/00, LOC Bayerische     9,100                                 9,100
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Dallas Area Rapid Transit
Sales Tax Rev.: - continued

Series C:

3.55% 3/21/00, LOC Bayerische    $ 2,000                               $ 2,000
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.8% 4/14/00, LOC Bayerische      2,300                                 2,300
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Dallas Fort Worth Reg'l.
Arpt. Rev. Rfdg.
Participating VRDN:

Series 954301 Class A, 3.96%      24,435                                24,435
(Liquidity Facility
Citibank, New York NA) (b)(g)

Series SGB 5, 3.96%               13,310                                13,310
(Liquidity Facility Societe
Generale) (b)(g)

Denton Util. Sys. Rev. Rfdg.      7,230                                 7,230
Participating VRDN Series
SGA 32, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

El Paso Ind. Dev. Auth. Rev.      2,300                                 2,300
(Camden Wire Co., Inc.
Proj.) Series 1996, 4.1%,
LOC Chase Manhattan Bank of
Delaware, VRDN (b)(e)

El Paso Wtr. & Swr. Rev.          4,000                                 4,000
Series A, 3.4% 3/9/00, CP

Fort Worth Gen. Oblig. Series
B:

3.55% 3/14/00, CP                 4,200                                 4,200

3.85% 4/12/00, CP                 6,000                                 6,000

Galveston Ind. Dev. Corp.         5,000                                 5,000
Rev. (Mitchell Interests
Proj.) 4%, LOC Bank One,
Texas NA, VRDN (b)(e)

Georgetown Ind. Dev. Corp.        3,595                                 3,595
Rev. (Chatsworth Prods.,
Inc. Proj.) Series 1996, 4%,
LOC Bank One, Texas NA, VRDN
(b)(e)

Grand Prairie Ind. Dev. Auth.     3,235                                 3,235
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 4.15%, LOC HSBC
Bank USA, VRDN (b)(e)

Greater East Higher Ed. Auth.
Student Ln. Rev.:

Bonds:

Series 1993 B, 3.25%, tender      1,500                                 1,500
6/1/00, LOC Student Ln.
Marketing Assoc. (e)

Series 1995 A, 3.15%, tender      9,600                                 9,600
5/1/00, LOC Student Ln.
Marketing Assoc. (e)

Rfdg. Bonds:

Series 1992 A, 3.8%, tender       7,500                                 7,500
9/1/00, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.85%, tender      7,500                                 7,500
9/1/00, LOC Student Ln.
Marketing Assoc. (e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Greater Texas Student Ln.        $ 10,000                              $ 10,000
Corp. Student Ln. Rev. Bonds
 Series 2000 A, 4.25%,
tender 2/1/01, LOC Student
Ln. Marketing Assoc. (e)

Gulf Coast Ind. Dev. Auth.:

(Mueller Flow Tech., Inc.         5,000                                 5,000
Proj.) Series 1997, 4.1%,
LOC Bank One NA, Michigan,
VRDN (b)(e)

(S&S Xray Prod., Inc. Proj.)      8,500                                 8,500
Series 1999, 4%,  LOC Chase
Bank of Texas NA, VRDN (b)(e)

Gulf Coast Indl. Dev. Auth.       2,700                                 2,700
Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 3.9%,
VRDN (b)(e)

Gulf Coast Waste Disp. Auth.      1,500                                 1,500
Poll. Cont. Rev. (Air
Products Proj.) Series 1999,
4%, LOC Bank One NA,
Chicago, VRDN (b)(e)

Harlingen Ind. Dev. Auth.         6,000                                 6,000
Ind. Dev. Rev. (Gibbs-Texas
Die Casting Proj.) 4.1%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Harris County Cultural Ed.        18,100                                18,100
Facilities Fin. Corp. Rev.
(Houston Music Hall-Hobby
Ctr. Proj.) Series 1999,
3.9%, LOC Chase Bank of
Texas NA, VRDN (b)

Harris County Gen. Oblig.
Series C:

3.55% 3/13/00, CP                 2,812                                 2,812

3.85% 4/14/00, CP                 6,240                                 6,240

Harris County Health              6,200                                 6,200
Facilities Dev. Corp. Hosp.
Rev. Participating VRDN
Series FR 99 A53, 4.05%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Harris County Health              15,200                                15,200
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.9% (FSA Insured), VRDN (b)

Harris County Hsg. Fin. Corp.     11,110                                11,110
Multi-family Hsg. Rev.
(Quail Chase Apartments
Proj.) Series 1999, 3.95%,
LOC Gen. Elec. Cap. Corp.,
VRDN (b)(e)

Houston Gen. Oblig.:

Participating VRDN Series SGA     6,530                                 6,530
28, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Series A, 3.5% 3/14/00, CP        11,900                                11,900

Series B, 3.7% 4/13/00, CP        7,500                                 7,500

TRAN Series 1999, 4.25%           7,800                                 7,812
6/30/00

Houston Higher Ed. Fin. Corp.     6,915                                 6,915
Higher Ed. Rev.
Participating VRDN Series SG
127, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN Series         7,350                                 7,350
1999, 4.05% (Liquidity
Facility Bank of New York
NA) (b)(g)

Series A, 3.55% 3/9/00, CP        7,700                                 7,700

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Hunt Memorial Hosp. District     $ 6,720                               $ 6,720
Rev. Bonds Series 1998, 4%,
tender 12/1/00 (FSA Insured)

Hurst Euless Bedford              5,270                                 5,270
Independent School District
Rfdg. Participating VRDN
Series SG 98, 3.98%
(Liquidity Facility Societe
Generale) (b)(g)

Lower Colorado River Auth.        7,500                                 7,500
Tax Rev. Participating VRDN
Series MSDW 98 185, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

McKinney Ind. Dev. Board Ind.     7,000                                 7,000
Dev. Rev. (Delta Daily Food,
Inc. Proj.) Series 1994,
4.05%, LOC RaboBank
Nederland Coop. Central,
VRDN (b)(e)

North Central Texas Health        12,400                                12,400
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp. Proj.) Series 1998,
3.9% tender 3/17/00 (AMBAC
Insured), CP mode

North Texas Higher Ed. Auth.
Student Ln. Rev.:

Series 1991 C, 4% (AMBAC          10,200                                10,200
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

Series 1991 F, 4% (AMBAC          7,600                                 7,600
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

Series 1993 A, 4%, LOC            20,000                                20,000
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series A, 4% (AMBAC Insured)      7,400                                 7,400
(BPA Student Ln. Marketing
Assoc.), VRDN (b)(e)

Plano Health Facilities Dev.
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr. Proj.):

3.85% tender 4/10/00 (MBIA        8,100                                 8,100
Insured) (BPA Chase Bank  of
Texas NA), CP mode

3.85% tender 4/11/00 (MBIA        9,100                                 9,100
Insured) (BPA Chase Bank  of
Texas NA), CP mode

Polly Ryon Hosp. Auth. Texas      4,150                                 4,150
Rev. (Polly Ryon Memorial
Hosp. Proj.) 3.9%, LOC Chase
Bank of Texas NA, VRDN (b)

Port Corpus Christi Ind. Dev.     25,000                                25,000
Corp. (Coastal Refining &
Marketing Proj.) Series
1997, 4%, LOC Banque
Nationale de Paris, VRDN
(b)(e)

Port Corpus Christi Ind. Dev.     4,900                                 4,900
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing Proj.) 4%, LOC
Banque Nationale de Paris,
VRDN (b)(e)

Port Neches-Groves                3,150                                 3,150
Independent School District
Variable  Rate TRAN 4.448%
8/31/00 (b)(h)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

San Antonio Elec. & Gas Rev.:

Participating VRDN:

Series MSDW 77, 3.96%            $ 3,445                               $ 3,445
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series SG 101, 3.98%              15,625                                15,625
(Liquidity Facility Societe
Generale) (b)(g)

Series SG 105, 3.98%              23,980                                23,980
(Liquidity Facility Societe
Generale) (b)(g)

Rfdg. Participating VRDN          11,725                                11,725
Series SG 104, 3.98%
(Liquidity Facility Societe
Generale) (b)(g)

Series A, 3.6% 4/10/00, CP        8,000                                 8,000

San Antonio Hotel Occupancy       4,150                                 4,150
Tax Rev. Participating VRDN
Series SG 51, 3.98%
(Liquidity Facility Societe
Generale) (b)(g)

San Antonio Ind. Dev. Auth.       2,300                                 2,300
Ind. Dev. Rev. (LGC Bldg. &
KLN Steel Proj.) Series
1998, 4.05%, LOC Bank of
America NA, VRDN (b)(e)

San Antonio Wtr. Rev. Series      13,400                                13,400
1995, 3.55% 4/10/00, CP

San Marcos Ind. Dev. Corp.        3,000                                 3,000
Ind. Dev. Rev. (Butler
Manufacturing Co. Proj.)
Series 1995, 4.04%,  LOC
Bank of America NA, VRDN
(b)(e)

Socorro Independent School        6,120                                 6,120
District Variable Rate TRAN
4.615% 8/31/00 (b)(h)

Tarrant County Health             6,550                                 6,550
Facilities Dev. Corp. Rev.
(Carter Blood Care Proj.)
Series 1998, 3.9%, LOC Chase
Bank of Texas NA, VRDN (b)

Terrell Dev. Corp. Ind. Dev.      5,000                                 5,000
Rev. (Consolidated Sys.
Proj.) 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

Texas A&M Univ. Rev.              6,370                                 6,370
Participating VRDN Series SG
21, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

Texas Dept. Hsg. & Cmnty.         1,180                                 1,180
Affairs Mtg. Rev.
Participating VRDN Series PT
9, 3.98% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(g)

Texas Gen. Oblig.:

Participating VRDN Series PA      7,600                                 7,600
479 R, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Rfdg. (Veterans Land Proj.)       24,510                                24,510
Series A, 3.95%, VRDN (b)(e)

TRAN Series 1999 A, 4.5%          189,300                               189,992
8/31/00

Texas Pub. Fin. Auth. Rev.
Series B:

3.65% 4/12/00, (Texas Gen.        9,000                                 9,000
Oblig.), CP

3.85% 4/14/00, (Texas Gen.        6,000                                 6,000
Oblig.), CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Texas Wtr. Dev. Board Rev.
Participating VRDN:

Series FRRI A69, 4.05%           $ 1,900                               $ 1,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Series SGA 23, 3.95%              5,600                                 5,600
(Liquidity Facility Societe
Generale) (b)(g)

Univ. of Texas Univ. Rev.
Participating VRDN:

Series MSDW 98 97, 3.96%          6,400                                 6,400
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series SGA 78, 3.95%              5,500                                 5,500
(Liquidity Facility Societe
Generale) (b)(g)

Series SGA 79, 3.95%              7,300                                 7,300
(Liquidity Facility Societe
Generale) (b)(g)

                                                                        1,079,786

UTAH - 2.1%

Intermountain Pwr. Agcy.          4,170                                 4,170
Rfdg. Participating VRDN
Series 96C4402 Class A,
3.96% (Liquidity Facility
Citibank, New York NA) (b)(g)

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg. Bonds:

Series 1985 E2, 3.6% tender       15,700                                15,700
3/27/00 (AMBAC Insured) (BPA
Landesbank
Hessen-Thuringen), CP mode

Series E, 3.6% tender 3/27/00     6,600                                 6,600
(AMBAC Insured),  CP mode

Series 1997 B1, 3.6% 4/10/00,     6,000                                 6,000
CP

Series 1997 B2:

3.6% 3/27/00, CP                  5,500                                 5,500

3.8% 4/6/00, CP                   25,700                                25,700

Series 1997 B3:

3.55% 3/7/00, CP                  12,000                                12,000

3.85% 4/7/00, CP                  12,000                                12,000

Series 1998 B5:

3.55% 3/23/00, CP                 12,000                                12,000

3.6% 3/27/00, CP                  5,000                                 5,000

3.8% 4/6/00, CP                   3,900                                 3,900

Toole City Ind. Dev. Rev.         1,270                                 1,270
(Nelson & Sons Proj.) Series
1997, 4.1%, LOC Key Bank NA,
VRDN (b)(e)

Utah Board of Regents Student
Ln. Rev.:

Series 1996 Q, 4% (AMBAC          20,500                                20,500
Insured) (BPA Barclays Bank
PLC), VRDN (b)(e)

4% (AMBAC Insured) (BPA           13,100                                13,100
Barclays Bank PLC), VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Utah Gen. Oblig.                 $ 13,070                              $ 13,070
Participating VRDN Series
MSDW 98 135, 3.96%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Utah Hsg. Fin. Agcy.              180                                   180
Participating VRDN Series PT
84B,  4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

                                                                        156,690

VERMONT - 0.3%

Vermont Econ. Dev. Auth. Ind.     1,830                                 1,830
Dev. Rev. (Huber and Suhner
Proj.) 4.1%, LOC Key Bank
NA, VRDN (b)(e)

Vermont Edl. & Health Bldg.       5,600                                 5,600
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

Vermont Hsg. Fin. Agcy.           4,250                                 4,250
Single Family Hsg. Rev.
Bonds  Series 10C, 3.15%
4/28/00 (e)

Vermont Ind. Dev. Auth. Ind.      10,200                                10,200
Dev. Rev. (Ryegate Proj.)
Series 1990, 3.95%, LOC
ABN-AMRO Bank NV, VRDN (b)(e)

                                                                        21,880

VIRGINIA - 3.1%

Amelia County Ind. Dev. Auth.     4,400                                 4,400
Exempt Facilities Rev.
(Chambers Waste Sys. Proj.)
Series 1991, 3.95%,  LOC
Morgan Guaranty Trust Co.,
NY, VRDN (b)(e)

Botetourt County Ind. Dev.        1,000                                 1,000
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 4.05%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Chesapeake Ind. Dev. Auth.
Poll. Cont. Rev.:

Bonds (Virginia Elec. & Pwr.
Co. Proj.) Series 1985:

3.75% tender 4/11/00, CP mode     13,000                                13,000

3.85% tender 4/7/00, CP mode      9,000                                 9,000

(Branch Group Proj.) Series       5,500                                 5,500
1999, 4%, LOC Bank of
America NA, VRDN (b)(e)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.):

Series 1985, 3.75% tender         8,000                                 8,000
4/11/00, CP mode

Series 1987 A:

3.55% tender 3/8/00, CP mode      3,400                                 3,400

3.75% tender 4/10/00, CP mode     5,000                                 5,000

Series 1987 B, 3.55% tender       6,000                                 6,000
3/10/00, CP mode

Series 1987 C, 3.5% tender        10,800                                10,800
3/7/00, CP mode

Dinwiddie County Ind. Dev.        15,700                                15,700
Auth. Rev. (Chaparral Steel
Proj.) Series 1998 A, 3.95%,
LOC Bank of America NA, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Frederick County Ind. Dev.       $ 3,745                               $ 3,745
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 4%, LOC Bank of
America NA, VRDN (b)(e)

Greensville County Ind. Dev.      810                                   810
Auth. Rev. (Beach Mold &
Tool Virginia, Inc. Proj.)
4.1%, LOC Bank One, Kentucky
NA, VRDN (b)(e)

Halifax County Ind. Dev.          4,900                                 4,900
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1992, 3.55%
tender 3/8/00, CP mode (e)

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.):

Series 1984:

3.6% tender 3/10/00, CP mode      3,500                                 3,500

3.6% tender 3/17/00, CP mode      1,900                                 1,900

Series 1985 3.55% tender          9,775                                 9,775
3/10/00, CP mode

Series 1985, 3.55% tender         3,000                                 3,000
3/10/00, CP mode

Series 1987, 3.75% tender         6,400                                 6,400
4/11/00, CP mode

Mecklenburg County Ind. Dev.      710                                   710
Auth. Rev. (American Bldg.
Co. Proj.) 4.1%, LOC
Canadian Imperial Bank of
Commerce, VRDN (b)(e)

Newport News Virginia BAN         9,500                                 9,510
4.5% 6/15/00

Norfolk Arpt. Auth. Series B,     17,320                                17,320
3.45% 3/7/00, LOC First
Union Nat'l. Bank, North
Carolina, CP (e)

Prince William County Ind.
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. & Pwr.
Co. Proj.):

3.55% tender 3/8/00, CP mode      1,400                                 1,400

3.55% tender 3/8/00, CP mode      3,000                                 3,000

Virginia College Bldg. Auth.      14,535                                14,535
Edl. Facilities Rev.
Participating VRDN Series
Putters 134, 3.96%
(Liquidity Facility  J.P.
Morgan & Co., Inc.) (b)(g)

Virginia Commonwealth Trans.      7,000                                 7,000
Participating VRDN Series
994601, 3.96% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Virginia Hsg. Dev. Auth.
Participating VRDN:

Series FRRI A2, 4.1%              18,925                                18,925
(Liquidity Facility
Commerzbank AG) (b)(e)(g)

Series FRRI A65, 4.1%             9,700                                 9,700
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Virginia Pub. School Auth.        4,195                                 4,195
Participating VRDN  Series
Putters 139, 3.96%
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Virginia Trans. Board Trans.     $ 6,980                               $ 6,980
Contract Rev. Participating
VRDN Series FRRI 99 A6,
4.05% (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

York County Ind. Dev. Auth.       4,000                                 4,000
Ind. Dev. Rev. (Philip
Morris Co. Proj.) Series
1991, 4.15%, VRDN (b)

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1985:

3.5% tender 3/7/00, CP mode       12,000                                12,000

3.75% tender 4/11/00, CP mode     5,200                                 5,200

                                                                        230,305

WASHINGTON - 3.7%

Chelan County Pub. Util.          5,705                                 5,705
District #1 Rev.
Participating VRDN Series PA
197, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Kent Gen. Oblig.                  5,070                                 5,070
Participating VRDN Series
SGA 27, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

King County Gen. Oblig.           11,260                                11,260
Participating VRDN Series
SGA 19, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

King County Pub. Hosp.            5,940                                 5,940
District #1 Rev. Rfdg.
Participating VRDN Series PT
170, 4.01% (Liquidity
Facility Banco Santander SA)
(b)(g)

King County Swr. Rev.             6,300                                 6,300
Participating VRDN Series
Merlots 00 E, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Pierce County Econ. Dev.          2,770                                 2,770
Corp. Rev. (Pacific LLC
Proj.) 4.15%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (b)(e)

Port Seattle Gen. Oblig.:

Participating VRDN Series         3,210                                 3,210
MSDW 00 235, 4.06%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)(g)

Series 1997 L, 3.55% 3/14/00,     58,000                                58,000
LOC Canadian Imperial Bank
of Commerce, CP (e)

Series 1997, 3.55% 3/8/00,        12,330                                12,330
LOC Canadian Imperial  Bank
of Commerce, CP (e)

Series B:

3.5% 3/7/00, LOC Bank of          12,905                                12,905
America NA, CP (e)

3.55% 3/8/00, LOC Bank of         5,340                                 5,340
America NA, CP (e)

3.75% 4/11/00, LOC Bank of        10,625                                10,625
America NA, CP (e)

3.85% 4/7/00, LOC Bank of         4,220                                 4,220
America NA, CP (e)

Port Skagit County Ind. Dev.      8,200                                 8,200
Corp. Rev. (Etera Proj.)
Series 1998, 4%, LOC Bank of
America NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Seattle Gen. Oblig. Ltd. Tax     $ 2,400                               $ 2,400
Participating VRDN Series
SGB 12, 3.96% (Liquidity
Facility Societe Generale)
(b)(g)

Seattle Hsg. Auth. Rev. (New      4,500                                 4,500
Holly Proj. Phase II) 4.1%,
(Othello Street LP.), LOC
Key Bank NA, VRDN (b)(e)

Washington Econ. Dev. Fin.
Auth. Rev.:

(Ferry Brothers, Inc. Proj.)      4,725                                 4,725
4%, LOC Key Bank NA, VRDN
(b)(e)

(Hunter Douglas Proj.) Series     2,200                                 2,200
1997 A, 4.05%,  LOC ABN-AMRO
Bank NV, VRDN (b)(e)

Washington Gen. Oblig.:

Bonds Series 96C4708, 3.9%,       13,900                                13,900
tender 5/1/00  (Liquidity
Facility Citibank, New York
NA) (g)(h)

Bonds Series 984702, 3.9%,        12,200                                12,200
tender 5/1/00  (Liquidity
Facility Citibank, New York
NA) (g)(h)

Participating VRDN:

Series 984703, 3.96%              9,900                                 9,900
(Liquidity Facility
Citibank,  New York NA)
(b)(g)

Series SG 37, 3.98%               5,580                                 5,580
(Liquidity Facility Societe
Generale) (b)(g)

Series SGA 35, 3.95%              12,500                                12,500
(Liquidity Facility Societe
Generale) (b)(g)

Series SGA 36, 3.95%              11,000                                11,000
(Liquidity Facility Societe
Generale) (b)(g)

Series SGB 9, 3.96%               4,100                                 4,100
(Liquidity Facility Societe
Generale) (b)(g)

Series SGB 11, 3.96%              6,200                                 6,200
(Liquidity Facility Societe
Generale) (b)(g)

Series SGB 13, 3.96%              10,000                                10,000
(Liquidity Facility Societe
Generale) (b)(g)

Washington Hsg. Fin.              4,300                                 4,300
Commission Multi-family Hsg.
Rev. (Winterhill Apt. Proj.)
Series 1996 A, 3.95% (FSA
Insured), LOC Wells Fargo
Bank NA, San Francisco, VRDN
(b)(e)

Washington Hsg. Fin.
Commission Rev.:

Bonds (Single Family Mtg.         4,500                                 4,500
Prog.) Series 1999 5A, 3.85%
10/10/00 (e)

Participating VRDN Series         6,680                                 6,680
1997 D, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Washington Hsg. Fin.              2,635                                 2,635
Commission Single Family
Mtg. Rev. Participating VRDN
Series PT 86, 4.04%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

                                                                        269,195

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WEST VIRGINIA - 1.8%

Braxton County Solid Waste       $ 14,000                              $ 14,000
Rfdg. (Weyerhaeuser Co.
Proj.) Series 1999, 3.95%,
VRDN (b)(e)

Grant County Poll. Cont. Rev.
Bonds (Virginia Elec. & Pwr.
Co. Proj.):

Series 1986, 3.6% tender          6,100                                 6,100
3/7/00, CP mode (e)

Series 1994, 3.65% tender         6,700                                 6,700
4/13/00, CP mode

Grant County Solid Waste          18,000                                18,000
Disp. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.)
Series 1996, 3.8% tender
4/10/00,  CP mode (e)

Marion County Solid Waste
Disp. Rev. (Grant Town
Cogeneration Proj.):

Series 1990 A, 4%, (American      32,800                                32,800
Bituminous Power
Partnership), LOC Nat'l.
Westminster Bank PLC, VRDN
(b)(e)

Series 1990 B, 4%, (American      10,770                                10,770
Bituminous Power
Partnership), LOC Nat'l.
Westminster Bank PLC, VRDN
(b)(e)

Series 1990 C, 4%, (American      9,500                                 9,500
Bituminous Power
Partnership), LOC Nat'l.
Westminster Bank PLC, VRDN
(b)(e)

Series 1990 D, 4%, LOC Nat'l.     14,300                                14,300
Westminster Bank PLC, VRDN
(b)(e)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.
Proj.):

3.55% tender 3/7/00, LOC UBS      5,000                                 5,000
AG, CP mode (e)

3.6% tender 3/10/00, LOC UBS      4,000                                 4,000
AG, CP mode (e)

3.75% tender 4/11/00, LOC UBS     8,500                                 8,500
AG, CP mode (e)

                                                                        129,670

WISCONSIN - 2.7%

Merrill Ind. Dev. Rev. (C&H       5,070                                 5,070
Packaging Co., Inc. Proj.)
Series 1996, 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Milwaukee County Gen. Oblig.
Participating VRDN:

Series 2000 A8, 3.9%              23,100                                23,100
(Liquidity Facility Bank of
New York NA) (b)(g)

Series FRRI A37, 4.05%            19,800                                19,800
(Liquidity Facility Bank of
New York NA) (b)(g)

Oak Creek Ind. Dev. Rev.          1,800                                 1,800
(Outlook Packaging, Inc.
Proj.) 4.05%, LOC Bank of
America Nat'l. Trust &
Savings Assoc., VRDN (b)(e)

Platteville Ind. Dev. Rev.        1,350                                 1,350
(Woodward Communications
Proj.) 4.05%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - CONTINUED

Racine Ind. Dev. Rev.            $ 1,525                               $ 1,525
(Burlington Graphic Sys.
Proj.)  Series 1994, 4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

River Falls Ind. Dev. Rev.        2,130                                 2,130
(Quadion Corp. Proj.) 4.1%,
LOC US Bank NA, VRDN (b)(e)

Sturgeon Bay Ind. Dev. Rev.       1,600                                 1,600
(Marine Travelift Proj.)
Series 1996, 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Sturtevant Ind. Dev. Rev.         1,860                                 1,860
(Quadra, Inc. Proj.) 4%, LOC
Bank One, Wisconsin, VRDN
(b)(e)

Sun Prairie Ind. Rev.             6,200                                 6,200
(Flambeau Corp. Proj.)
Series 1995, 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Wauwatosa Hsg. Auth. Rev.         2,250                                 2,250
(San Camillo, Inc. Proj.)
Series B, 3.95%, LOC Firstar
Bank NA, VRDN (b)

Wisconsin Gen. Oblig.:

Series 1997 B:

3.65% 3/27/00, CP                 3,834                                 3,834

3.8% 4/14/00, CP                  2,477                                 2,477

Series 1998 A, 3.6% 3/8/00, CP    3,006                                 3,006

Participating VRDN Series         4,200                                 4,200
944904 Class A, 3.98%
(Liquidity Facility
Citibank, New York NA)
(b)(e)(g)

Wisconsin Hsg. & Econ. Dev.       12,470                                12,470
Auth. Home Ownership Rev.
Participating VRDN Series PT
207, 4.04% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Wisconsin Hsg. & Econ. Dev.       59,600                                59,600
Auth. Single Family Rev.
Participating VRDN Series
MLPT 324, 4.06% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Wisconsin Trans. Rev. Series
1997 A:

3.5% 3/21/00, CP                  4,088                                 4,088

3.55% 3/8/00, CP                  9,049                                 9,049

3.55% 3/21/00, CP                 6,358                                 6,358

3.6% 3/20/00, CP                  17,768                                17,768

3.65% 4/11/00, CP                 11,686                                11,686

                                                                        201,221

WYOMING - 0.1%

Laramie County Ind. Dev. Rev.
(Cheyenne Lt. Fuel & Pwr.
Proj.):

4% (AMBAC Insured), VRDN          5,000                                 5,000
(b)(e)

4% (AMBAC Insured), VRDN          3,500                                 3,500
(b)(e)

Wyoming Cmnty. Dev. Auth.         2,630                                 2,630
Participating VRDN Series PT
112, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

                                                                        11,130

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NON-STATE SPECIFIC - 0.3%

Stephens Equity Trust II         $ 19,081                              $ 19,081
Participating VRDN Series
1996, 4.06%, LOC HSBC Bank
USA (b)(g)

                                 SHARES

OTHER - 1.8%

Municipal Central Cash Fund,      131,930,000                           131,930
3.87% (c)(d)

TOTAL INVESTMENT PORTFOLIO -                                            7,349,993
100.3%

NET OTHER ASSETS - (0.3)%                                               (19,988)

NET ASSETS - 100%                                                    $ 7,330,005

Total Cost for Income Tax Purposes                                   $ 7,349,993


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST (000S)

Austin Independent School     9/17/99           $ 15,600
District Variable Rate TRAN
4.448% 8/31/00

Harvard Univ. Bonds Series    9/1/98 - 11/2/98  $ 22,975
1996 Class A, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA)

Nevada Muni. Bonds Series     3/1/99            $ 21,230
962801 Class A, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.  3/1/99            $ 8,900
Rev. Bonds Series 983204,
3.9%, tender 5/1/00
(Liquidity Facility
Citibank, New York NA)

Port Neches-Groves            11/17/99          $ 3,150
Independent School District
Variable Rate TRAN 4.448%
8/31/00

Socorro Independent School    8/25/99           $ 6,120
District Variable Rate TRAN
4.615% 8/31/00

Washington Gen. Oblig. Bonds  2/1/00            $ 13,900
Series 96C4708, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA)

Washington Gen. Oblig. Bonds  2/1/00            $ 12,200
Series 984702, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA)

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $490,000 all of which will expire on August 31, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                       FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at             $ 7,349,993
value -  See accompanying
schedule

Receivable for fund shares                175,088
sold

Interest receivable                       47,245

Prepaid expenses                          225

 TOTAL ASSETS                             7,572,551

LIABILITIES

Payable to custodian bank      $ 316

Payable for investments         68,600
purchased Regular delivery

 Delayed delivery               43,586

Payable for fund shares         126,477
redeemed

Distributions payable           555

Accrued management fee          1,672

Other payables and accrued      1,340
expenses

 TOTAL LIABILITIES                        242,546

NET ASSETS                               $ 7,330,005

Net Assets consist of:

Paid in capital                          $ 7,330,799

Accumulated net realized gain             (794)
(loss) on investments

NET ASSETS, for 7,330,791                $ 7,330,005
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($7,330,005
(divided by) 7,330,791
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED FEBRUARY 29,
                                  2000 (UNAUDITED)

INTEREST INCOME                         $ 124,004

EXPENSES

Management fee                 $ 9,465

Transfer agent fees             5,419

Accounting fees and expenses    332

Non-interested trustees'        10
compensation

Custodian fees and expenses     80

Registration fees               680

Audit                           23

Legal                           19

Miscellaneous                   136

 Total expenses before          16,164
reductions

 Expense reductions             (13)     16,151

NET INTEREST INCOME                      107,853

NET REALIZED GAIN (LOSS) ON              (195)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 107,658
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED  AUGUST 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 107,853                      $ 160,343

 Net realized gain (loss)         (195)                          (99)

 Increase (decrease) in net       -                              (1)
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       107,658                        160,243
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (107,853)                      (160,343)
from net interest income

Share transactions at net         16,451,036                     23,601,542
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  104,513                        155,567
distributions from net
interest income

 Cost of shares redeemed          (15,538,592)                   (22,512,547)

 NET INCREASE (DECREASE) IN       1,016,957                      1,244,562
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,016,762                      1,244,462
IN NET ASSETS

NET ASSETS

 Beginning of period              6,313,243                      5,068,781

 End of period                   $ 7,330,005                    $ 6,313,243




 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                                 2000

                                 (UNAUDITED)                    1999                   1998 C    1997 D   1996 D   1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000                $ 1.000   $ 1.000  $ 1.000  $ 1.000
period

Income from Investment            .016                           .028                   .027      .032     .031     .034
Operations Net interest
income

Less Distributions

From net interest income          (.016)                         (.028)                 (.027)    (.032)   (.031)   (.034)

Net asset value, end of period   $ 1.000                        $ 1.000                $ 1.000   $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B                    1.59%                          2.83%                  2.70%     3.28%    3.17%    3.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 7,330                        $ 6,313                $ 5,069   $ 4,132  $ 3,674  $ 3,606
millions)

Ratio of expenses to average      .48% A                         .47%                   .49% A    .49%     .49%     .50%
net assets

Ratio of net interest income      3.18% A                        2.79%                  3.20% A   3.23%    3.12%    3.43%
to average net assets



FINANCIAL HIGHLIGHTS             YEARS ENDED AUGUST 31,

                                 1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .023
Operations Net interest
income

Less Distributions

From net interest income          (.023)

Net asset value, end of period   $ 1.000

TOTAL RETURN B                    2.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 3,495
millions)

Ratio of expenses to average      .52%
net assets

Ratio of net interest income      2.31%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C TEN MONTHS ENDED AUGUST 31, 1998
D FOR THE YEAR ENDED OCTOBER 31

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $104,075,000 or 1.4% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .28% of average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 21, 1999 Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $269,000 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

Through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $13,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

MMM-SANN-0400  98720
1.703548.102

CUSTODIAN
Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
MUNICIPAL
MONEY
FUND

SEMIANNUAL REPORT
FEBRUARY 29, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months  and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  45  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 49  Notes to the financial
                          statements.



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In February, the Dow Jones Industrial Average closed below 10,000 for the first time in 10 months - 16% below its high set in January. A deeper drop was avoided by a rally late in the period. Meanwhile, the technology-focused NASDAQ Index continued its record-setting ascent, while the bellwether 30-year Treasury benefited slightly as a haven from volatile blue chips and the U.S. Treasury's decision to reduce long bond supply.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY          1.64%          3.12%        17.84%        34.98%

All Tax-Free Money Market        1.48%          2.82%        16.12%        n/a
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six month average represents a peer group of 463 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 29, 2000    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY            3.12%        3.34%         3.34%

All Tax-Free Money Market          2.82%        3.03%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               2/28/00  11/29/99  8/30/99  5/31/99  3/1/99



Spartan Municipal  Money Fund  3.46%    3.44%     2.94%    2.94%    2.69%



If Fidelity had not            3.36%    3.34%     2.84%    2.84%    2.59%
reimbursed certain   fund
expenses



All Tax-Free Money Market      3.12%    3.16%     2.66%    2.70%    2.42%
Funds Average



Spartan Municipal Money  Fund  5.41%    5.38%     4.59%    4.59%    4.20%
- Tax-equivalent



If Fidelity had not            5.25%    5.22%     4.44%    4.44%    4.05%
reimbursed certain   fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Municipal Money Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED FEBRUARY 29, 2000, DIANE?

A. Economic growth was solid throughout the period. The wealth effect created by appreciating equity and real estate markets fueled strong consumer spending, a significant component of gross domestic product. Growth in real GDP - gross domestic product adjusted for inflation - was 4.6% in 1999, including an annualized rate of 7.3% in the fourth quarter, its largest gain in three years. Meanwhile, unemployment trended downward throughout 1999, ultimately falling to 4.0% in January 2000, the lowest jobless rate since 1970. With economic growth this strong and employment this tight, wage pressures were expected to carry through to the consumer in the form of higher prices. In large part, though, increased productivity offset inflationary tendencies. In spite of this relatively tame inflation backdrop, the Federal Reserve Board continued to feel that action was warranted on its part. Striking against inflation before it emerged, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - two times by 0.25 percentage points in November and February. Combined with two 0.25 percentage point hikes in June and August, these rate hikes brought the fed funds target rate up to 5.75%.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. Many municipalities issue one-year, fixed-rate notes in the summer to help sustain cash flow. When this supply increases, yields on fixed-rate notes rise. The fund's average maturity started the six-month period at 54 days, reflecting my summer purchases of longer-term notes. Due to one-year issuance during the remainder of the period covered by this report and my expectations for higher rates in the future, the fund's average maturity trended downward, ending February at 34 days. My fixed-rate purchases during this time were focused on commercial paper. Overall, yields on these three- and four-month securities were the same as those offered by one-year securities. As interest rates rose and the commercial paper matured, I was able to roll over the assets into securities bearing higher yields. I also increased the fund's investments in variable-rate demand notes - very short-term securities whose yields are re-set at regular intervals - when I anticipated outflows from the fund, namely at the end of the year. At the end of 1999, I maximized the fund's liquidity in preparation for potential volatility and shareholder flows due to possible problems related to Y2K. Holding a significant stake in demand notes at the end of the year benefited the fund; they captured higher yields as they emerged. In fact, at the end of 1999, tax-exempt rates outpaced yields on taxable securities with comparable maturities, an unusual phenomenon.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on February 29, 2000, was 3.46%, compared to 2.95% six months ago. The latest yield was the equivalent of a 5.41% taxable yield for investors in the 36% federal tax bracket. Through February 29, 2000, the fund's six-month total return was 1.64%, compared to 1.48% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. Recently, hints of higher prices have emerged, led by increases in energy prices and higher mortgage rates resulting from rising interest rates. This change, combined with the continued strength of the U.S. economy, is likely to prompt the Fed to continue raising short-term interest rates. The market has priced in at least two more 0.25 percentage point increases in the Fed funds target rate, and the Fed may be even more aggressive if price increases accelerate. Given my outlook for higher interest rates, I intend to maintain a neutral maturity with the fund. However, I will continue to seek opportunities in long-term, fixed-rate notes that accurately reflect my fundamental outlook.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: federal tax-free income
with share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 460

TRADING SYMBOL: FIMXX

START DATE: January 14,
1991

SIZE: as of February 29,
2000, more than $2.2
billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

INVESTMENT CHANGES



MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 2/29/00  % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99

  0 - 30                  73.9                             73.3                             75.8

 31 - 90                  14.4                             7.9                              12.2

 91 - 180                 5.1                              8.1                              4.7

181 - 397                 6.6                              10.7                             7.3


WEIGHTED AVERAGE MATURITY

                              2/29/00                          8/31/99                          2/28/99

Spartan Municipal Money Fund  34 DAYS                          54 Days                          35 Days

All Tax-Free Money Market     39 DAYS                          51 Days                          42 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF FEBRUARY 29, 2000                                     AS OF AUGUST 31, 1999

Variable Rate Demand Notes                                  Variable Rate Demand Notes
(VRDNs)                         57.9%                       (VRDNs)                           59.0%

Commercial Paper (including                                 Commercial Paper (including
CP Mode)                        24.7%                       CP Mode)                          22.3%

Tender Bonds                     5.3%                       Tender Bonds                       5.8%

Municipal Notes                  7.4%                       Municipal Notes                    8.6%

Other Investments and Net                                   Other Investments and Net
Other Assets                     4.7%                       Other Assets                       4.3%

Row: 1, Col: 1, Value: 57.9                                 Row: 1, Col: 1, Value: 59.0
Row: 1, Col: 2, Value: 0.0                                  Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 24.7                                 Row: 1, Col: 3, Value: 22.3
Row: 1, Col: 4, Value: 0.0                                  Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.3                                  Row: 1, Col: 5, Value: 5.8
Row: 1, Col: 6, Value: 0.0                                  Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 7.4                                  Row: 1, Col: 7, Value: 8.6
Row: 1, Col: 8, Value: 4.7                                  Row: 1, Col: 8, Value: 4.3



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS FEBRUARY 29, 2000 (UNAUDITED)

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 100.7%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 1.8%

Alabama Pub. School & College    $ 5,000                               $ 5,000
Auth. Rev. Participating
VRDN Series Putters 124,
3.96% (Liquidity Facility
J.P. Morgan & Co., Inc.)
(b)(g)

Ashland Ind. Dev. Board Rev.      675                                   675
(Wellborn Cabinet, Inc.
Proj.) Series 1991 A, 4.1%,
LOC Amsouth Bank,
Birmingham, VRDN (b)(e)

Auburn Ind. Dev. Board Ind.       3,000                                 3,000
Dev. Rev. (Donaldson Co.,
Inc. Proj.) Series 1999,
4.05%, LOC Bank of America
NA, VRDN (b)(e)

Colbert County Ind. Dev.          2,500                                 2,500
Board Ind. Dev. Rev. (Golden
Poultry Co., Inc. Proj.)
Series 1990, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

Columbiana Ind. Dev. Board        6,000                                 6,000
Rev. (NFA Corp. Proj.)
Series 1992 A, 4.1%, LOC
Amsouth Bank, Birmingham,
VRDN (b)(e)

Courtland Ind. Dev. Board         3,000                                 3,000
Rev. (Specialty Minerals,
Inc. Proj.) 4.1%, LOC
Wachovia Bank NA, VRDN (b)(e)

Decatur Ind. Dev. Board Ind.      1,285                                 1,285
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 4%, VRDN
(b)(e)

Florence Ind. Dev. Board Ind.     2,025                                 2,025
Dev. Rev. (Robert J. Bevis
Proj.) Series 1990, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Jackson Ind. Dev. Board Rev.      2,100                                 2,100
(Specialty Minerals, Inc.
Proj.) 4.1%, LOC Wachovia
Bank NA, VRDN (b)(e)

Lafayette Ind. Dev. Rev.          2,100                                 2,100
(Kardoes Rubber Co., Inc.
Proj.) 4.1%, LOC Amsouth
Bank, Birmingham, VRDN (b)(e)

Montgomery Ind. Dev. Board        4,600                                 4,600
Poll. Cont. Rev. Rfdg. Bonds
(Gen. Elec. Co. Proj.)
Series 1990, 3.45% tender
3/7/00, CP mode

Montgomery Ind. Dev. Board
Rev.:

(Contech Construction Proj.)      2,850                                 2,850
Series 1996, 4.1%,  LOC
Mellon Bank NA, Pittsburgh,
VRDN (b)(e)

(Feldmeier/Alabama Equip.         955                                   955
Proj.) Series 1996, 4.1%,
LOC Southtrust Bank NA, VRDN
(b)(e)

Roanoke Ind. Dev. Board Indl.
Dev. Rev.:

(Steelfab, Inc. Proj.) Series     950                                   950
1997, 4.1%, LOC Bank of
America NA, VRDN (b)(e)

(Wehadkee/Rock Mills Proj.)       1,200                                 1,200
Series 1992, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - CONTINUED

Talladega Ind. Dev. Board        $ 450                                 $ 450
Rev. (Wehadkee Yarn Mills
Proj.) Series 1990, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Tuscaloosa County Ind. Dev.       1,595                                 1,595
Auth. Rev. (Hanna Steel Co.
Proj.) 4.05%, LOC Bank of
America NA, VRDN (b)(e)

                                                                        40,285

ALASKA - 0.8%

Alaska Hsg. Fin. Corp.
Participating VRDN:

Series FRRI 2, 4.05%              2,900                                 2,900
(Liquidity Facility Bank of
New York NA) (b)(g)

Series FRRI 99 2, 4.05%           2,000                                 2,000
(Liquidity Facility
Commerzbank AG) (b)(g)

Series Merlots 99 D, 4%           3,700                                 3,700
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Valdez Marine Term. Rev.
Rfdg. Bonds (Atlantic
Richfield Co. Proj.):

Series 1994 A:

3.65% tender 4/10/00, CP mode     3,600                                 3,600

3.65% tender 4/12/00, CP mode     2,600                                 2,600

Series 1994 C, 3.6% tender        3,100                                 3,100
4/11/00, CP mode

                                                                        17,900

ARIZONA - 1.4%

Maricopa County Poll. Cont.
Rev. Bonds (Southern
California Edison Co. Proj.):

Series 1985 E, 3.65% tender       2,400                                 2,400
4/12/00, CP mode

Series 1985 F, 3.65% tender       2,000                                 2,000
4/12/00, CP mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.):

Series 1988 B, 3.85% tender       2,000                                 2,000
3/16/00, CP mode (e)

Series 1993 E, 3.65% tender       1,700                                 1,700
4/7/00, CP mode (e)

Phoenix Ind. Dev. Auth.           9,350                                 9,350
Participating VRDN Series PT
1082, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Phoenix Ind. Dev. Auth. Rev.      1,700                                 1,700
(Plastican Proj.) Series
1997, 4.05%, LOC Fleet Bank
NA, VRDN (b)(e)

Pima County Ind. Dev. Auth.       3,445                                 3,445
Single Family Hsg. Rev.
Participating VRDN Series
A1, 4.06% (Liquidity
Facility Bank of New York
NA) (b)(e)(g)

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.)
Series 1993:

3.6% tender 3/6/00, CP mode       1,400                                 1,400
(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev. Bonds
(Citizens Utils. Co. Proj.)
Series 1993: - continued

3.6% tender 3/8/00, CP mode      $ 2,000                               $ 2,000
(e)

3.7% tender 3/8/00, CP mode       5,600                                 5,600
(e)

                                                                        31,595

ARKANSAS - 1.2%

Arkansas Dev. Fin. Auth.          3,350                                 3,350
Participating VRDN Series
1998 C, 4.01% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

Arkansas Dev. Fin. Auth.          3,000                                 3,000
Multi-family Hsg. Rev.
(Kiehl Partners LP Proj.)
Series 1998, 4.1%, LOC Bank
One, Louisiana NA, VRDN (b)

Arkansas Hosp. Equip. Fin.        3,100                                 3,100
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3.95%, LOC Bank of
America NA, VRDN (b)

Blytheville Ind. Dev. Rev.        9,500                                 9,500
(Arkansas Steel Processing
Proj.) Series 1992, 4.05%,
LOC Cr. Agricole Indosuez,
VRDN (b)(e)

Harrison Ind. Dev. Rev.           2,500                                 2,500
(Rock-Tenn Converting Co.
Proj.)  Series 1993, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Miller County Solid Waste         3,150                                 3,150
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.96%, LOC Commerzbank AG,
VRDN (b)(e)

Pine Bluff Ind. Dev. Rev.         2,700                                 2,700
(Rolling Pin Corp. Proj.)
Series 1998, 4.1%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (b)(e)

                                                                        27,300

CALIFORNIA - 1.3%

California Higher Ed. Student
Ln. Auth. Rev. Bonds:

Series 1987 A, 3.18%, tender      20,500                                20,500
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     2,800                                 2,800
4/1/00, LOC Student Ln.
Marketing Assoc.

California Student Ed. Ln.        3,000                                 3,000
Marketing Corp. Student Ln.
Rev. Rfdg. Bonds Series 1994
A, 3.25%, tender 6/1/00,
LOC State Street Bank &
Trust Co. (e)

Los Angeles Reg'l. Arpt.          1,425                                 1,425
Impt. Rev. (Compagne
Nationale Air France Int'l.
Arpt. Proj.) 4.05%, LOC
Societe Generale, VRDN (b)(e)

                                                                        27,725

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

COLORADO - 2.4%

Aurora Multi-family Hsg. Rev.    $ 5,100                               $ 5,100
(Aurora Meadows Apts. Proj.)
Series 1996, 4.15% (Fannie
Mae Guaranteed), VRDN (b)(e)

Colorado Hsg. Fin. Auth.          5,900                                 5,900
Multi-family Hsg. Rev.
Participating VRDN Series
FRRI 00 A3, 4.2% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Colorado Springs Utils. Rev.
Participating VRDN:

Series FRRI 19, 4.1%              4,115                                 4,115
(Liquidity Facility Bank of
New York NA) (b)(g)

Series SGB 28, 3.96%              17,800                                17,800
(Liquidity Facility Societe
Generale) (b)(g)

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 4% (Liquidity      3,160                                 3,160
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series FRRI A43, 4.15%            5,500                                 5,500
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series FRRI A72, 4.15%            2,300                                 2,300
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 249, 4.06%              1,900                                 1,900
(Liquidity Facility Banco
Santander SA) (b)(e)(g)

Douglas County School             2,000                                 2,006
District TAN 4.5% 6/30/00

Monte Vista Swr. Rev. Series      2,565                                 2,565
1992, 4%, LOC Wachovia Bank
NA, VRDN (b)(e)

Westminster County                2,600                                 2,600
Multi-family Hsg. Rev. Rfdg.
 (Lakeview Apts. Proj.)
Series 1997, 4.15% (68th
Avenue Partnership LP)
(Fannie Mae Guaranteed),
VRDN (b)(e)

                                                                        52,946

CONNECTICUT - 0.2%

Connecticut Hsg. Fin. Auth.       2,640                                 2,640
Participating VRDN Series
1997 L, 3.95% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Connecticut Hsg. Fin. Auth.       2,400                                 2,400
Rev. Bonds (Hsg. Mtg. Fin.
Prog.) Series C2, 3.9%,
tender 9/5/00 (e)

                                                                        5,040

DELAWARE - 0.3%

Delaware Econ. Dev. Auth.         3,975                                 3,975
Rev. (Delmarva Pwr. & Lt.
Co. Proj.) Series 1999 A,
3.9%, VRDN (b)

Delaware Hsg. Auth. Rev.          2,000                                 2,000
Participating VRDN Series
96C0801, 3.98% (Liquidity
Facility Citibank, New York
NA) (b)(e)(g)

                                                                        5,975

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

DISTRICT OF COLUMBIA - 1.4%

District of Columbia Gen.        $ 2,800                               $ 2,800
Oblig. Participating VRDN
Series 1999 P, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

District of Columbia Hsg.
Fin. Agy. Mtg. Rev. Bonds:

Series 1999 B, 3.3% 6/15/00       2,000                                 2,000
(Caisse des Depots et
Consignations Guaranteed) (e)

Series B, 4.35% 3/21/01           6,500                                 6,500
(Trinity Funding Guaranteed)
(a)(e)

District of Columbia Hsg.         13,105                                13,105
Fin. Auth. Multi-family Hsg.
Rev. (Mount Vernon Plaza
Apts. Proj.) Series 1991,
3.97%,  LOC Bank One NA,
VRDN (b)(e)

District of Columbia Rev.:

Bonds (The American Nat'l.        3,700                                 3,700
Red Cross Issue Proj.)
Series 2000, 3.7% tender
4/13/00, LOC Bank One NA, CP
mode

(Nat'l. Academy of Sciences       2,035                                 2,035
Proj.) Series 1999 C, 4%
(AMBAC Insured), VRDN (b)

                                                                        30,140

FLORIDA - 5.9%

Florida Hsg. Fin. Agcy.           2,100                                 2,100
Multi-family Hsg. Rev.
(Kings Colony Proj.) Series
1985 D, 3.96%, (Gables
Realty LP),  LOC Cr. Swiss
First Boston Bank, VRDN (b)

Florida Local Govt. Fin.          4,100                                 4,100
Auth. Rev. Series A, 3.6%
3/16/00, LOC First Union
Nat'l. Bank, North Carolina,
CP

Greater Orlando Aviation          4,795                                 4,795
Auth. Orlando Arpt.
Facilities Rev.
Participating VRDN Series PA
535, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Highlands County Health           10,000                                10,000
Facilities Auth. Rev.
(Adventist Health Sys.
Sunbelt Proj.) 3.98% (MBIA
Insured)  (BPA Bank One NA,
Chicago), VRDN (b)

Jacksonville Elec. Auth. Rev.     8,900                                 8,900
Series E, 3.6% 3/13/00, CP

Jacksonville Gen. Oblig.:

3.45% 3/10/00, CP                 4,000                                 4,000

3.65% 4/12/00, CP                 1,800                                 1,800

Jacksonville Poll. Cont. Rev.     2,500                                 2,500
Rfdg. Bonds (Florida Pwr. &
Lt. Co. Proj.) Series 1992,
3.85% tender 4/14/00, CP mode

Lee County Hosp. Board Hosp.      7,200                                 7,200
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
3.85% tender 4/11/00,  CP
mode

Miami-Dade County School          15,800                                15,830
District TAN Series 1999,
4% 6/28/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Orange County Hsg. Fin. Auth.    $ 2,665                               $ 2,665
Multi-family Hsg. Rev. (Wtr.
View Club Proj.) Series 1997
D, 3.95%, LOC Key Bank NA,
VRDN (b)(e)

Orlando Util. Commission Wtr.     3,400                                 3,400
& Elec. Rev. Series 1999 A,
3.55% 3/14/00, CP

Saint Johns County Indl. Dev.     3,900                                 3,900
Auth. Health Care Rev.
(Glenmoor at Saint Johns
Proj.) Series 1999 C, 3.95%,
LOC Lasalle Bank NA, VRDN (b)

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.):

Series 1985 C, 3.55% tender       7,750                                 7,750
3/13/00, LOC Suntrust Bank,
CP mode

Series A, 3.65% tender            7,100                                 7,100
3/13/00, CP mode

Series B, 3.6% tender             3,050                                 3,050
4/10/00, LOC Suntrust Bank,
CP mode

Seminole County School            4,050                                 4,060
District TAN 4% 7/28/00

Sunshine State Govt. Fing.
Commission Rev.:

Bonds Series 1986:

3.55% tender 3/1/00 (AMBAC        1,900                                 1,900
Insured), CP mode

3.6% tender 3/1/00 (AMBAC         3,900                                 3,900
Insured), CP mode

Series A:

3.45% 3/13/00 (FGIC Insured)      2,325                                 2,325
(AMBAC Insured), CP (e)

3.55% 3/8/00 (FGIC Insured)       4,100                                 4,100
(AMBAC Insured), CP

3.65% 4/11/00 (FGIC Insured)      17,000                                17,000
(AMBAC Insured), CP

Series C:

3.55% 3/7/00 (FGIC Insured)       2,900                                 2,900
(AMBAC Insured), CP (e)

3.55% 3/8/00 (FGIC Insured)       3,500                                 3,500
(AMBAC Insured), CP (e)

                                                                        128,775

GEORGIA - 4.7%

Bibb County Gen. Oblig.           6,200                                 6,200
Participating VRDN Series
2000 A, 4.01% (Liquidity
Facility Caisse des Depots
et Consignations) (b)(g)

Bulloch County Dev. Auth.         5,700                                 5,700
Indl. Dev. Rev. (Gold Kist,
Inc. Proj.) Series 1995,
4.05%, LOC Wachovia Bank NA,
VRDN (b)(e)

Burke County Ind. Dev. Auth.      4,900                                 4,900
Poll. Cont. Rev. Bonds
(Georgia Pwr. Co. Plant
Vogtle Proj.) Second Series
1995, 3.78% tender 4/25/00,
CP mode

Cherokee County Dev. Auth.        2,000                                 2,000
Rev. (Blue Circle
Aggregates, Inc. Proj.)
Series 1997, 4%, LOC Den
Danske Bank Group AS, VRDN
(b)(e)

Cobb County Hsg. Auth.            1,100                                 1,100
Multi-family Hsg. Rev.
(Williamstown Apts. Proj.)
4.05%, LOC Wachovia Bank NA,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Crisp County Solid Waste         $ 7,000                               $ 7,000
Mgmt. Auth. Rev. Series
1998, 4.01% (FSA Insured),
VRDN (b)(e)

Dekalb County Dev. Auth. Ind.     1,810                                 1,810
Dev. Rev. (Qualex Proj.)
4.1%, LOC Comerica Bank,
Texas, VRDN (b)(e)

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)     8,400                                 8,400
Series 1985 B, 3.55% tender
3/6/00, LOC Morgan Guaranty
Trust Co., NY, CP mode

Series B, 3.6% 4/5/00, LOC        1,662                                 1,662
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Georgia Port Auth. Rev.:

(Colonel's Island Term.           1,700                                 1,700
Proj.) 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

(Mayor's Point Term. Proj.)       2,700                                 2,700
Series 1992, 4.05%,  LOC
Suntrust Bank, VRDN (b)(e)

Greene County Dev. Auth. Ind.     1,200                                 1,200
Dev. Rev. (Chipman-Union,
Inc. Proj.) Series 1991,
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         4,060                                 4,060
Series 1996, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

(Klockner Namasco Corp.           1,800                                 1,800
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

(O'Neal Steel, Inc. Proj.)        500                                   500
4%, LOC Bank of America NA,
VRDN (b)(e)

(Shepherd Construction Co.,       900                                   900
Inc. Proj.) 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

Henry County Dev. Auth. Solid     5,600                                 5,600
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

Jenkins County Dev. Auth.         1,400                                 1,400
Ind. Rev. (Metal Industries,
Inc. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Macon Bibb County Ind. Auth.      5,700                                 5,700
Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 4%, LOC
Bank of America NA, VRDN
(b)(e)

Metro. Atlanta Rapid Transit      3,485                                 3,485
Auth. Sales Tax Rev.
Participating VRDN Series
MSDW 98 59, 3.96% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Paulding County Ind. Bldg.        2,040                                 2,040
Auth. Rev. (Cadillac
Products, Inc. Proj.) Series
1994, 4.1%, LOC Bank One NA,
Michigan, VRDN (b)(e)

Pierce County Ind. Dev. &         1,155                                 1,155
Bldg. Auth. Ind. Dev. Rev.
(American Egg Products, Inc.
Proj.) Series 1989, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc. Proj.)         $ 15,600                              $ 15,600
Series 1995 A, 4.05%, VRDN
(b)(e)

(Kaolin Term., Inc. Proj.)        10,200                                10,200
4%, LOC Bank of America NA,
VRDN (b)(e)

Savannah Port Auth. Rev.          4,100                                 4,100
(Pier 1 Imports, Inc. Proj.)
4%, LOC Bank One, Texas NA,
VRDN (b)(e)

Vienna Dev. Auth. Ind. Dev.       900                                   900
Rev. (Mid-Georgia Processing
Co. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Worth County Ind. Dev. Auth.      1,155                                 1,155
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 4.05%, LOC
Suntrust Bank, VRDN (b)

                                                                        102,967

HAWAII - 0.2%

Hawaii Dept. of Budget & Fin.     3,190                                 3,190
Spl. Purp. Rev. Bonds
(Citizens Utils. Co. Proj.)
Series 1988 B, 3.7% tender
3/8/00, CP mode (e)

Hawaii Hsg. Fin. & Dev. Corp.     1,945                                 1,945
Participating VRDN Series PT
35, 4.04% (Liquidity
Facility Banque Nationale de
Paris) (b)(e)(g)

                                                                        5,135

IDAHO - 0.2%

Idaho Hsg. & Fin. Assoc.
Participating VRDN:

Series PA 145 A, 4.04%            2,474                                 2,474
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 247, 4.04%              2,500                                 2,500
(Liquidity Facility Banco
Santander SA) (b)(e)(g)

                                                                        4,974

ILLINOIS - 6.1%

Belvidere Ind. Dev. Rev. (R&D     2,080                                 2,080
Thiel, Inc. Proj.) Series
1996, 4.25%, LOC US Bank NA,
VRDN (b)(e)

Carol Stream Multi-family         1,415                                 1,415
Rev. (Saint Charles Square
Proj.)  4% (Fannie Mae
Guaranteed), VRDN (b)(e)

Chicago Board of Ed.              3,125                                 3,125
Participating VRDN Series
Merlots 97 E, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Chicago Gas Supply Rev.:

Bonds (Peoples Gas Lt. & Coke     2,600                                 2,600
Co. Proj.) 4.05%, tender
12/1/00 (e)

Rfdg. (Peoples Gas Lt. & Coke     4,100                                 4,100
Co. Proj.) Series 2000 D,
3.85%, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago Gen. Oblig. Bonds        $ 7,100                               $ 7,100
Series 1999, 4%, tender
10/26/00

Chicago O'Hare Int'l. Arpt.
Rev. Participating VRDN:

Series 1999 X1, 3.99%             9,700                                 9,700
(Liquidity Facility Bank of
America NA) (b)(e)(g)

Series BS 99 83, 3.98%            3,800                                 3,800
(Liquidity Facility The Bear
Stearns Companies, Inc.)
(b)(e)(g)

Chicago Wtr. Rev.                 6,500                                 6,500
Participating VRDN Series
1997 V, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

City of Rolling Meadows Solid     4,500                                 4,500
Waste Disp. Rev. (BFI Waste
Sys. of North America Proj.)
Series 1999, 3.95%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(e)

Cook County Gen. Oblig.           5,305                                 5,305
Participating VRDN Series PA
591, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Danville Ind. Dev. Rev.           5,300                                 5,300
(Freight Car Svcs., Inc.
Proj.) 4%,  LOC Fleet Nat'l.
Bank, VRDN (b)(e)

Glendale Heights                  1,500                                 1,500
Participating VRDN Series PT
106, 4.01% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Illinois Dev. Fin. Auth. Ind.     2,100                                 2,100
Dev. Rev. (Yale-South Haven
Proj.) Series 1994, 4%, LOC
Bank One, Indiana NA, VRDN
(b)(e)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Belmont Steel Proj.) Series      3,100                                 3,100
1991, 4.1%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(b)(e)

(Camcraft Proj.) Series 1993,     300                                   300
4.1%, LOC American Nat'l.
Bank & Trust, Chicago, VRDN
(b)(e)

(Chicago Fineblanking Corp.       2,400                                 2,400
Proj.) 4%, LOC Bank One NA,
Michigan, VRDN (b)(e)

(Cloverhill Pastry Vend           400                                   400
Proj.) 4.1%, LOC American
Nat'l. Bank & Trust,
Chicago, VRDN (b)(e)

(Grayhill, Inc. Proj.) Series     685                                   685
1995 B, 4.05%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

(Mapes & Sprowl Steel Ltd.        1,814                                 1,814
Proj.) Series 1996 A, 4.05%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series B, 3.9% (MBIA              3,100                                 3,100
Insured), VRDN (b)(e)

Series C, 3.9% (MBIA              7,800                                 7,800
Insured), VRDN (b)(e)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.)          8,900                                 8,900
Series A, 3.95% (Bank of
America NA Guaranteed), VRDN
(b)

(Local Govt. Ln. Prog.)           12,900                                12,900
Series 1999 A, 3.95%  (AMBAC
Insured), VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Dev. Fin. Auth.
Rev.: - continued

Rfdg. (Rich Products, Corp.      $ 6,300                               $ 6,300
Proj.) Series 1988, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Series 1999 B, 3.95% (AMBAC       5,200                                 5,200
Insured), VRDN (b)

Illinois Edl. Facilities
Auth. Rev.:

Participating VRDN Series         4,535                                 4,535
Merlots 97 U, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

(Art Institute of Chicago         10,000                                10,000
Proj.) Series 1996, 3.85%
(Liquidity Facility Bank of
America NA), VRDN (b)

Illinois Health Facilities        2,400                                 2,400
Auth. Rev. Bonds (SSM Health
Care Proj.) Series 1998 B,
3.6% tender 3/23/00 (MBIA
Insured), CP mode

Lisle Village Multi-family        2,200                                 2,200
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.97%, (Ponds of Pembroke
LP), LOC Freddie Mac, VRDN
(b)(e)

Mundelein Ind. Dev. Rev.          400                                   400
(Print-O-Tape Proj.) Series
1997, 4.05%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

Univ. of Illinois Rev.            3,000                                 3,000
Participating VRDN Series SG
65, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

                                                                        134,559

INDIANA - 2.9%

Columbus Rev. Rfdg.               2,300                                 2,300
(Rock-Tenn Co. Mill Division
Proj.)  Series 1995, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Crawford County Econ. Dev.        2,100                                 2,100
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 4.05%,
LOC PNC Bank NA, VRDN (b)(e)

Hebron Econ. Dev. Rev.            3,175                                 3,175
(Aarons Misty Glen Apt.
Proj.) Series 1996 A, 4.05%,
LOC Fed. Home Ln. Bank,
Indianapolis, VRDN (b)(e)

Indiana Bond Bank TAN Series      9,700                                 9,747
2000 A2, 4.75% 1/18/01, LOC
Bank of America NA

Indiana Bond Bank Rev.            3,000                                 3,000
Participating VRDN Series PT
281, 3.98% (Liquidity
Facility Banco Santander SA)
(b)(g)

Indiana Dev. Auth. Solid
Waste Disp. Rev. Bonds (Pure
Air on the Lake Proj.):

Series 1990 A, 3.9% tender        2,900                                 2,900
4/14/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1991 A, 3.6% tender        12,400                                12,400
3/1/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Indiana Hsg. Fin. Auth.           5,100                                 5,100
Participating VRDN Series
1997 H, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Indianapolis Econ. Dev. Rev.:

(EPI Printers, Inc. Proj.)       $ 1,975                               $ 1,975
Series 1995, 4.1%, LOC
Comerica Bank, Detroit, VRDN
(b)(e)

(US, LLC Proj.) Series 1996,      775                                   775
4%, LOC Bank One, Indiana
NA, VRDN (b)(e)

Indianapolis Ind. Dev. Rev.       2,650                                 2,650
(SOHL Assoc. LLC Proj.)
Series 1995, 4.1%, LOC
BankBoston NA, VRDN (b)(e)

Indianapolis Local Pub. Impt.     3,450                                 3,457
Bond Bank TAN Series F,
4.5% 7/10/00

Lawrence County Ind. Dev.         1,310                                 1,310
Rev. (D&M Tool Proj.) 4.06%,
 LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Lebanon Econ. Dev. Rev.           1,510                                 1,510
(White Castle Sys., Inc.
Proj.) 4%, LOC Bank One NA,
VRDN (b)(e)

Logansport Ind. Dev. Rev.         1,110                                 1,110
(Nelson Tube Co. Proj.)
Series 1996, 4.06%, LOC
Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Muncie Ind. Dev. Rev.             1,000                                 1,000
(Diamond Plastics Corp.
Proj.) Series 1996, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Petersburg Solid Waste Disp.      5,600                                 5,600
Rev. (Indianapolis Pwr. &
Lt. Co. Proj.) Series 1995
C, 4.05%, VRDN (b)(e)

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop. Proj.):

Series 1985 L1, 3.65% tender      2,700                                 2,700
4/12/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L3, 3.6% tender       1,300                                 1,300
4/10/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                        64,109

IOWA - 0.5%

Clinton Ind. Dev. Rev.            2,700                                 2,700
(Sethness Prods. Co. Proj.)
4%,  LOC Northern Trust Co.,
Chicago, VRDN (b)(e)

Iowa Fin. Auth. Ind. Dev.         4,000                                 4,000
Rev. (Graphco Industries
Proj.)  Series 1999, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Waterloo Ind. Dev. Rev.           5,000                                 5,000
(O'Neal Metals, Inc. Proj.)
4.05%, LOC Bank of America
NA, VRDN (b)(e)

                                                                        11,700

KANSAS - 0.7%

Burlington Poll. Cont. Rev.       5,725                                 5,725
Bonds (Kansas Elec. Pwr.
Coop. Proj.) Series 1985 C1,
3.65% tender 4/12/00 (Nat'l.
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KANSAS - CONTINUED

Olathe Indl. Rev. (Garmin        $ 3,445                               $ 3,445
Int'l., Inc. Proj.) Series
1995, 4%, LOC Bank of
America NA, VRDN (b)(e)

Wichita Solid Waste Disp.         4,950                                 4,950
Rev. (Weyerhaeuser Co.
Proj.) 4%, VRDN (b)(e)

                                                                        14,120

KENTUCKY - 2.4%

Carroll County Solid Waste        3,935                                 3,935
Disp. Rev. (Celotex Corp.
Proj.) Series 1999, 4%, LOC
Bank of America NA, VRDN
(b)(e)

Cynthiana Ind. Dev. Rev.          1,555                                 1,555
(E.D. Bullard Co. Proj.)
Series 1992, 4.05%, LOC Bank
of America NA, VRDN (b)(e)

Daviess County Solid Waste        3,600                                 3,600
Disp. Facilities Rev. (Scott
Paper Co. Proj.) Series 1993
A, 4% (Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Franklin County Ind. Bldg.        1,965                                 1,965
Rev. (Certified Tool &
Manufacturing Proj.) 4%, LOC
Bank One, Illinois NA, VRDN
(b)(e)

Jefferson County Ind. Bldg.       1,450                                 1,450
Rev. (Commercial
Lithographics Co. Proj.)
4.05%, LOC PNC Bank NA, VRDN
(b)(e)

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):

Series 1996 A, 3.65% tender       3,000                                 3,000
4/12/00, CP mode

Series 1997 A:

3.7% tender 4/12/00, CP mode      2,500                                 2,500
(e)

4% tender 4/14/00, CP mode (e)    2,000                                 2,000

Kentucky Asset Liability          2,300                                 2,300
Commission Agcy. Fund Rev.
Bonds Series 1998 A, 3.55%
tender 4/14/00, LOC
Commerzbank AG, CP mode

Kentucky Asset Liability          4,200                                 4,200
Commission Gen. Fund Rev.
Bonds Series 1999 4A, 3.65%
tender 4/11/00, CP mode

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 4%, LOC Nat'l.     11,850                                11,850
City Bank, Kentucky, VRDN
(b)(e)

Series AA1, 4%, LOC Nat'l.        2,850                                 2,850
City Bank, Kentucky, VRDN
(b)(e)

McCraken County Ind. Bldg.        2,450                                 2,450
Rev. (Tyler Mountain Wtr.
Proj.) Series 1996, 4%, LOC
Bank One, Kentucky NA, VRDN
(b)(e)

Scott County Ind. Bldg. Rev.      2,750                                 2,750
(Ropak Corp. Proj.) Series
1994, 4%, LOC Bank One NA,
VRDN (b)(e)

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series 1992
A:

3.4% tender 3/13/00, CP mode      2,235                                 2,235

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.) Series 1992
A: - continued

3.45% tender 3/15/00, CP mode    $ 2,300                               $ 2,300

Walton Ind. Bldg. Rev.            1,340                                 1,340
(Clarion Manufacturing Corp.
of America Proj.) 4.07%, LOC
Fifth Third Bank,
Cincinnati, VRDN (b)(e)

                                                                        52,280

LOUISIANA - 0.9%

De Quincy Rev. (Recycle, Inc.     3,650                                 3,650
South. Proj.) Series 1995,
4%, LOC Fleet Bank NA, VRDN
(b)(e)

Jefferson Parish Home Mtg.        4,000                                 4,000
Auth. Single Family Mtg.
Rev. Bonds Series B2, 3.65%
6/1/00 (e)

Louisiana Hsg. Fin. Agcy.         3,400                                 3,400
Mtg. Rev. Participating VRDN
 Series 1999 A52, 4.15%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

New Orleans Aviation Board        7,000                                 7,000
Rev. Series 1997 A, 3.95%
(MBIA Insured), VRDN (b)(e)

Saint James Parish Gen.           1,000                                 1,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

                                                                        19,050

MAINE - 0.2%

Fort Fairfield Rev. (Atlantic     2,000                                 2,000
Custom Processors Proj.)
Series 1998, 4.05%, LOC PNC
Bank NA, VRDN (b)(e)

Maine Hsg. Auth. Mtg.             2,310                                 2,310
Purchase Rev. Participating
VRDN Series 1997 V, 4.04%
(Liquidity Facility Caisse
des Depots  et
Consignations) (b)(e)(g)

                                                                        4,310

MARYLAND - 2.0%

Howard County Econ. Dev. Rev.     4,000                                 4,000
(Pace, Inc. Proj.) 4%,  LOC
Bank of America NA, VRDN
(b)(e)

Maryland Cmnty. Dev.
Administration Dept. Hsg. &
Cmnty. Dev. Participating
VRDN:

Series A66, 4.15% (Liquidity      6,800                                 6,800
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Series PT 36, 4.04%               10,430                                10,430
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Maryland Econ. Dev. Auth.         2,000                                 2,000
Rev. (Grafco Ind. Ltd.
Proj.)  Series 1996, 4%, LOC
Bank of America NA, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MARYLAND - CONTINUED

Montgomery County Gen. Oblig.    $ 5,700                               $ 5,700
Series 1995, 3.6% 4/11/00, CP

Montgomery County Hsg.            14,100                                14,100
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.95%,
(Wisconsin Park Associates
LP) LOC Key Bank NA, VRDN
(b)(e)

Prince George's County Econ.      1,875                                 1,875
Dev. Rev. (Cintas Corp. #41
Proj.) 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

                                                                        44,905

MASSACHUSETTS - 0.5%

Massachusetts Bay Trans.          3,900                                 3,900
Auth. Participating VRDN
Series H, 3.95% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Massachusetts Tpk. Auth.          6,600                                 6,600
Western Tpk. Rev.
Participating VRDN Series
1997 N, 4.04% (Liquidity
Facility Bank of America NA)
(b)(g)

                                                                        10,500

MICHIGAN - 3.2%

Detroit Swr. Disp. Rev.           4,200                                 4,200
Participating VRDN Series SG
133, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Detroit Swr. Rev.                 3,400                                 3,400
Participating VRDN Series BS
99 81, 3.95% (Liquidity
Facility The Bear Stearns
Companies, Inc.) (b)(g)

Detroit Wtr. Supply Sys. Rev.
Participating VRDN:

Series 2000 D, 4% (Liquidity      2,100                                 2,100
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series FRRI A86, 4.05%            4,000                                 4,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Detroit Wtr. Sys. Rev.            3,900                                 3,900
Participating VRDN Series
992202, 3.96% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Michigan Bldg. Auth. Rev.         1,900                                 1,900
Series II, 3.65% 4/27/00,
LOC Canadian Imperial Bank
of Commerce, CP

Michigan Hosp. Fin. Auth.
Rev. Participating VRDN:

Series 1997 23, 3.95%             6,000                                 6,000
(Liquidity Facility The Bear
Stearns Companies, Inc.)
(b)(g)

Series 1997 X, 4.05%              4,100                                 4,100
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Michigan Hsg. Dev. Auth.          2,500                                 2,500
Multi-family Hsg. Rev. Bonds
 Series 1988 A, 3.65% tender
3/27/00, LOC Landesbank
Hessen-Thuringen, CP mode (e)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          5,200                                 5,216

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Michigan Muni. Bond Auth.
Rev. RAN: - continued

Series B2, 4.25% 8/25/00, LOC    $ 6,830                               $ 6,852
Morgan Guaranty Trust Co., NY

Michigan Strategic Fund Poll.
Cont. Rev. Bonds (Dow
Chemical Co. Proj.):

Series 1986, 3.65% tender         8,000                                 8,000
4/14/00, CP mode

Series 1988, 3.6% tender          4,450                                 4,450
3/10/00, CP mode (e)

Michigan Strategic Fund Solid     800                                   800
Waste Disp. Rev. (Great
Lakes Recovery Proj.) 3.9%,
LOC Bank One NA, Michigan,
VRDN (b)(e)

Univ. of Michigan Regents         2,400                                 2,400
Series B, 3.6% 3/1/00, CP

Wayne Charter County Arpt.
Rev.:

Participating VRDN Series MS      2,700                                 2,700
98 68, 4.01% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(e)(g)

Rfdg. Series A, 3.95%, LOC        8,610                                 8,610
Bayerische Landesbank
Girozentrale, VRDN (b)(e)

                                                                        71,128

MINNESOTA - 1.7%

Chaska Ind. Dev. Rev. Rfdg.       1,425                                 1,425
(Pies, Inc. Proj.) Series
1994, 4.05%, LOC Suntrust
Bank, VRDN (b)(e)

Minnesota Hsg. Fin. Agcy.
Hsg. Dev. Rev.:

Bonds:

Series 1998 G, 3.55%, tender      3,300                                 3,300
8/14/00 (e)

Series F, 3.2% 6/1/00 (e)         3,750                                 3,750

Series G, 3.7%, tender 6/29/00    3,200                                 3,200

Participating VRDN Series PT      3,600                                 3,600
114, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

Minnesota Pub. Facilities         2,800                                 2,800
Auth. Wtr. Poll. Cont. Rev.
Participating VRDN Series
1999 1, 3.96% (Liquidity
Facility Salomon Smith
Barney Hldgs., Inc.) (b)(g)

Red Wing Poll. Cont. Rev.         4,600                                 4,600
(Northern States Pwr. Co.
Proj.) 3.95%, VRDN (b)

Rochester Health Care
Facilities Rev. Bonds (Mayo
Foundation Proj.):

Series 1985 C, 3.9%, tender       2,900                                 2,900
4/20/00 (f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MINNESOTA - CONTINUED

Rochester Health Care
Facilities Rev. Bonds (Mayo
Foundation Proj.): - continued

Series 2000 B, 3.6% tender       $ 10,100                              $ 10,100
3/27/00 (Liquidity Facility
U.S. Bank NA, Minnesota), CP
mode

Sauk Rapids Ind. Dev. Rev.        2,385                                 2,385
(Bermo, Inc. & Berdass
Properties Proj.) Series
1996 A, 4.1%, LOC Firstar
Bank NA, VRDN (b)(e)

                                                                        38,060

MISSISSIPPI - 0.5%

DeSoto County Ind. Dev. Rev.      2,200                                 2,200
(Flavorite Labs. Proj.)
Series 1991 B, 4.05%, LOC
First Tennessee Bank NA,
VRDN (b)(e)

Mississippi Bus. Fin. Corp.       2,300                                 2,300
Ind. Dev. Rev. (Pillowtex
Corp. Proj.) Series 1992,
4%, LOC Bank of America NA,
VRDN (b)(e)

Mississippi Bus. Fin. Corp.       1,000                                 1,000
Rev. (Calgon Carbon Corp.
Proj.) Series 1997, 4.05%,
LOC PNC Bank NA, VRDN (b)(e)

Mississippi Gen. Oblig.           3,600                                 3,600
Participating VRDN Series
992401, 3.96% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Mississippi Home Corp.            2,600                                 2,600
Multi-family Hsg. Rev.
(Colony Park Apts. Proj.)
Series 1998 I, 4.1%, LOC
Amsouth Bank, Birmingham,
VRDN (b)(e)

                                                                        11,700

MISSOURI - 0.7%

Lees Summit Ind. Dev. Rev.        2,200                                 2,200
(BHA Technical, Inc. Proj.)
Series 1998 A, 4%, LOC Bank
of America NA, VRDN (b)

Missouri Dev. Fin. Board Ind.     2,550                                 2,550
Dev. Rev. (LA Grange Foundry
Proj.) Series 1996, 4.09%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)(e)

Missouri Envir. Impt. &           6,105                                 6,105
Energy Resources Auth. Poll.
Cont. Rev. Bonds (Union
Elec. Co. Proj.) Series 1985
A, 3.65% tender 3/27/00, LOC
UBS AG, CP mode

Missouri Higher Ed. Ln. Auth.     2,500                                 2,500
Student Ln. Rev. Series 1990
A, 4%, LOC Nat'l.
Westminster Bank PLC, VRDN
(b)(e)

Missouri Hsg. Dev. Commission     2,800                                 2,800
Single Family Mtg.  Rev.
Bonds (GIC Transamerica Life
Proj.) Series A3,  4.3%
1/1/01 (a)(e)

                                                                        16,155

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MONTANA - 0.1%

Montana Board of Hsg.
Participating VRDN:

Series PT 158, 4.04%             $ 1,160                               $ 1,160
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 87, 4.04%               480                                   480
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

                                                                        1,640

NEBRASKA - 0.2%

Nebraska Invt. Fin. Auth.         4,995                                 4,995
Single Family Hsg. Rev.
Participating VRDN Series
1998 J, 4.01% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

NEVADA - 1.1%

Clark County Poll. Cont. Rev.     3,100                                 3,100
Bonds (Southern California
Edison Co. Proj.) Series
1987 A, 3.7% tender 4/12/00,
 CP mode (e)

Clark County Spl. Facilities      7,140                                 7,140
Arpt. Sys. Rev. Bonds
(Signature Flight Support
Corp. Proj.) Series 1997 A,
3.95%, tender 6/1/00, LOC
Bayerische Landesbank
Girozentrale (e)

Nevada Director of Dept.          1,955                                 1,955
Commerce Ind. Dev. Rev.
(Primex Corp. Proj.) 4%, LOC
Bank One, Indiana NA, VRDN
(b)(e)

Nevada Gen. Oblig.                7,600                                 7,600
Participating VRDN Series
SGB 97 31, 3.96% (Liquidity
Facility Societe Generale)
(b)(g)

Nevada Muni. Bonds Series         3,200                                 3,200
962801 Class A, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA) (g)(h)

                                                                        22,995

NEW HAMPSHIRE - 1.6%

New Hampshire Bus. Fin. Auth.     4,600                                 4,600
Ind. Dev. Rev. (Wiggins
Airways Proj.) Series 1998,
4.05%, LOC BankBoston NA,
VRDN (b)(e)

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds  (New
England Pwr. Co. Proj.)
Series 1990 A:

3.65% tender 3/24/00, CP mode     4,000                                 4,000
(e)

3.7% tender 4/13/00, CP mode      14,300                                14,300
(e)

New Hampshire Bus. Fin. Auth.     6,800                                 6,800
Solid Waste Disp. Rev.
(Lonza Biologies, Inc.
Proj.) 3.95%, LOC Deutsche
Bank AG, VRDN (b)(e)

New Hampshire Hsg. Fin. Auth.     1,100                                 1,100
Multi-family Hsg. Rev. Rfdg.
(Nashua-Oxford Proj.) Series
1990, 4% (Continental
Casualty Co. Guaranteed),
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW HAMPSHIRE - CONTINUED

New Hampshire Hsg. Fin. Auth.
Single Family Mtg.
Acquisition Rev.:

Bonds Series 1999 C, 3.95%       $ 2,135                               $ 2,135
12/1/00

Participating VRDN Series         3,195                                 3,195
1997 B, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

                                                                        36,130

NEW JERSEY - 0.9%

New Jersey Gen. Oblig. 3.55%      3,900                                 3,900
3/28/00, CP

New Jersey Hsg. & Mtg. Fin.       2,000                                 2,000
Agcy. Rev. Participating
VRDN Series 1999 V, 3.98%
(Liquidity Facility Bank of
America NA) (b)(e)(g)

Woodbridge Township Gen.          14,000                                14,028
Oblig. BAN 3.9% 7/28/00

                                                                        19,928

NEW MEXICO - 0.4%

Dona Ana County Ind. Dev.         1,800                                 1,800
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 4.1%, LOC Firstar Bank
NA,  VRDN (b)(e)

Espanol Ind. Dev. Rev.            2,975                                 2,975
(Nambee Mills, Inc. Proj.)
Series A, 4.1%, LOC Nat'l.
City Bank, Indiana, VRDN
(b)(e)

New Mexico Mtg. Fin. Auth.        4,500                                 4,500
Bonds (Single Family Mtg.
Prog.) Series 2000, 4.2%
10/1/00 (Trinity Plus Fdg.
Co. LLC Guaranteed) (e)

                                                                        9,275

NEW YORK - 1.8%

Metro. Trans. Auth. New York
Trans. Facilities Rev.:

Series B, 3.45% 3/9/00, LOC       3,300                                 3,300
ABN-AMRO Bank NV, CP

Series CP1, 3.5% 3/16/00, LOC     5,500                                 5,500
ABN-AMRO Bank NV, CP

Nassau County Gen. Oblig. TAN     2,100                                 2,108
4.75% 8/31/00, LOC First
Union Nat'l. Bank, North
Carolina

New York City Muni. Wtr. Fin.     8,000                                 8,000
Auth. Wtr. & Swr. Sys. Rev.
Series 5B, 3.65% 4/27/00,
LOC Westdeutsche Landesbank
Girozentrale, LOC Bayerische
Landesbank Girozentrale, CP

New York Metro. Trans. Auth.      4,100                                 4,100
Rev. Bonds Series 983204,
3.9%, tender 5/1/00
(Liquidity Facility
Citibank, New York NA) (g)(h)

New York State Mtg. Agcy.
Participating VRDN:

Series FRRI 24, 4.2%              700                                   700
(Liquidity Facility Bank of
New York NA) (b)(e)(g)

Series Merlots 1997 J, 4%         6,300                                 6,300
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Thruway Auth.     $ 2,100                               $ 2,101
Hwy. & Bridge Trust Fund
Bonds Series B, 4% 4/1/00

Northport-East Northport          7,000                                 7,012
Union Free School District
TAN Series 1999 2000, 4%
6/30/00

                                                                        39,121

NORTH CAROLINA - 1.9%

Buncombe County Ind.              1,800                                 1,800
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating Proj.) Series 1997,
4.1%, LOC Comerica Bank,
Detroit, VRDN (b)(e)

Catawba County Ind.               1,945                                 1,945
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 4.1%, LOC Nat'l. City
Bank, VRDN (b)(e)

Columbus County Ind. Poll.        5,000                                 5,000
Cont. Rev. (Conflandey
Proj.) 4.05%, LOC Banque
Nationale de Paris, VRDN
(b)(e)

Henderson County Ind.             1,700                                 1,700
Facilities & Poll. Cont.
Fin. Auth. Rev. (American
Coating Technologies Proj.)
4%, LOC Bank of America NA,
VRDN (b)(e)

Mecklenburg County Ind.           2,600                                 2,600
Facilities & Poll. Cont.
Fin. Auth. Rev. (Stefano
Foods, Inc. Proj.) Series
1996, 4%, LOC Bank of
America NA, VRDN (b)(e)

Piedmont Triad Arpt. Auth.        9,700                                 9,700
Spl. Facilities Rev. (Triad
Int'l. Maintenance Corp.
Proj.) Series 1989, 4.2%,
LOC Citibank, New York NA,
VRDN (b)(e)

Rockingham County Indl.
Facilities & Poll. Cont.
Fing. Auth. Rev.:

(New Generation Corp. Proj.)      8,500                                 8,500
Series 1999, 4%,  LOC
Wachovia Bank NA, VRDN (b)(e)

Rfdg. (Phillip Morris Cos.        7,200                                 7,200
Proj.) 4%, VRDN (b)

Surry County Ind. Facilities      800                                   800
& Poll. Cont. Rev. (Intex
Corp. Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

Wake County Ind. Facilities &     2,955                                 2,955
Poll. Cont. Fin. Agcy. Ind.
Dev. Rev. (Carolina Ind. LLC
Proj.) Series 1997, 4.05%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (b)(e)

                                                                        42,200

NORTH DAKOTA - 0.6%

Fargo Ind. Dev. Rev. (Owen        850                                   850
Ind., Inc. Proj.) Series
1997, 4.2%, LOC Mellon Bank
NA, Pittsburgh, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NORTH DAKOTA - CONTINUED

Hebron Ind. Dev. Rev. (Dacco,    $ 1,500                               $ 1,500
Inc. Proj.) 4.05%,  LOC US
Bank NA, VRDN (b)(e)

North Dakota Hsg. Fin. Agcy.
Rev. Bonds:

Series 1999 C, 3.2% 4/1/00 (e)    3,400                                 3,400

Series B, 4.25% 3/1/01 (a)(e)     7,800                                 7,800

                                                                        13,550

OHIO - 2.2%

Clark County Multi-family         2,500                                 2,500
Rev. (Masonic Home Proj.)
Series 1999, 3.96% (AMBAC
Insured), VRDN (b)

Franklin County Ind. Dev.         3,400                                 3,400
Rev. (Berwick Steel Co.
Proj.) 4.85%, LOC Sanwa Bank
Ltd., VRDN (b)

Franklin Multi-family Rev.        1,650                                 1,650
Bonds (260 East Naghten
Street Proj.) 3.85%, tender
8/1/00, LOC Fifth Third
Bank, Cincinnati (e)

Middletown Ind. Dev. Rev.         400                                   400
(Pilot Chemical Proj.) 4%,
LOC Bank One NA, VRDN (b)(e)

Ohio Air Quality Dev. Auth.
Rev.:

Bonds (Cleveland Elec. Co.        2,800                                 2,800
Proj.) Series 1988 B, 3.55%
tender 3/8/00 (FGIC
Insured), CP mode

(Duquesne Lt. Co. Proj.) 4%       6,250                                 6,250
(AMBAC Insured), VRDN (b)(e)

Ohio Hsg. Fin. Agcy. Mtg. Rev.:

Bonds Series 2000 A2, 4.05%       3,100                                 3,100
9/1/00 (e)

Participating VRDN:

Series 1999 Q, 4.01%              9,295                                 9,295
(Liquidity Facility Bank of
America NA) (b)(g)

Series PT 241, 4.04%              8,100                                 8,100
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Ohio Hsg. Fin. Agcy.              1,000                                 1,000
Multi-family Hsg. Rev.
(Pedcor Invt. Willowlake
Apts. Proj.) Series A,
4.05%, LOC Bank One NA, VRDN
(b)(e)

Ohio Wtr. Dev. Auth. Poll.
Cont. Facilities Rev.:

Bonds (Ohio Edison Co. Proj.)     2,000                                 2,000
4.2%, tender 5/1/00,  LOC
UBS AG (e)

Rfdg. Series 1999 B, 3.95%        4,000                                 4,000
(AMBAC Insured), VRDN (b)(e)

Oregon City Gen. Oblig. BAN       2,550                                 2,551
Series 1999 I, 3.5% 5/4/00

Summit County Ind. Dev. Rev.      940                                   940
(Ganzhorn Properties Proj.)
4%, LOC Bank One NA, VRDN
(b)(e)

                                                                        47,986

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OKLAHOMA - 2.2%

Oklahoma City Ind. & Cultural    $ 3,000                               $ 3,000
Facilities Bonds (SSM Health
Care Proj.) Series 1998 B,
3.55% tender 3/14/00 (MBIA
Insured), CP mode

Oklahoma Dev. Fin. Auth. Rev.:

(Oklahoma Hosp. Assoc. Proj.):

Series 1999 A, 3.95% (CDC         14,300                                14,300
Fdg. Corp. Guaranteed), VRDN
(b)

Series 2000 A, 3.95% (CDC         3,600                                 3,600
Fdg. Corp. Guaranteed), VRDN
(b)

(Shawnee Fdg. LP Proj.)           2,000                                 2,000
Series 1996, 4.05%, LOC Bank
of Nova Scotia, VRDN (b)(e)

Oklahoma Hsg. Fin. Auth.
Single Family Rev.:

Bonds (Homeownership Ln.          3,900                                 3,900
Prog.) Series A4, 4.3%,
tender 2/1/01 (Republic
Nat'l. Bank, New York
Guaranteed) (a)(e)

Participating VRDN:

Series 1996 G, 4.04%              1,300                                 1,300
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series PT 104, 4.04%              1,770                                 1,770
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 167, 4.04%              2,495                                 2,495
(Liquidity Facility Banque
Nationale de Paris) (b)(e)(g)

Oklahoma Ind. Fin. Auth.          7,600                                 7,600
Bonds Series L, 3.9%, tender
5/1/00, LOC Landesbank
Hessen-Thuringen (e)

Tulsa Ind. Auth. Ind. Dev.        5,000                                 5,000
Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices
Proj.) Series 1998, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

Tulsa Int'l. Arpt. Gen. Rev.      3,145                                 3,145
Participating VRDN Series
1997 B1, 4.06% (Liquidity
Facility Bank of America NA)
(b)(e)(g)

                                                                        48,110

OREGON - 0.9%

Lane County Swr. Disp. Rev.       7,100                                 7,100
(Weyerhauser Co. Proj.) 4%,
VRDN (b)(e)

Oregon Econ. Dev. Dept. Solid     3,000                                 3,000
Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
Series CL, 4%, VRDN (b)(e)

Oregon Econ. Dev. Rev.            1,900                                 1,900
(Behlen Manufacturing Co.
Proj.) Series 172, 4.1%, LOC
Nat'l. Bank of Canada, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - CONTINUED

Oregon Health Hsg. Edl. &        $ 3,800                               $ 3,800
Cultural Facilities Auth.
(Hillside Manor Proj.)
Series 2000 A, 3.96%, LOC
Bank One, Arizona NA, VRDN
(b)

Portland Econ. Dev. Rev.          2,800                                 2,800
(Columbia Aluminum Recycling
Proj.) 4.25%, LOC US Bank
NA, VRDN (b)(e)

                                                                        18,600

PENNSYLVANIA - 2.4%

Allegheny County Arpt. Rev.       2,600                                 2,600
Participating VRDN  Series
PA 506, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Allegheny County Ind. Dev.        6,100                                 6,100
Auth. Rev. Rfdg. (Duquesne
Lt. Co. Proj.) Series 1999
A, 3.95% (AMBAC Insured),
VRDN (b)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990 B, 3.6% tender        4,250                                 4,250
3/1/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1991 A, 3.9% tender        2,100                                 2,100
3/15/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Crawford County Ind. Dev.         2,730                                 2,730
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Erie County Ind. Dev. Auth.       1,500                                 1,500
Rev. (Carlisle Corp. Proj.)
Series 1993, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

Harrisburg Auth. Wtr. Rev.        1,810                                 1,810
Participating VRDN Series
SGA 80, 3.95% (Liquidity
Facility Societe Generale)
(b)(g)

New Garden Gen. Auth. Muni.       6,200                                 6,200
Rev. (Muni. Pooled Fing.
Prog.) Series 1999, 3.95%
(AMBAC Insured), VRDN (b)

Northumberland County Ind.        2,085                                 2,085
Dev. Auth. Rev. (Furman
Farms, Inc. Proj.) 4%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(BPS Dev. Proj.) Series 1989      150                                   150
D3, 4.05%, LOC PNC Bank NA,
VRDN (b)(e)

(C&D Charter Pwr. Sys. Proj.)     800                                   800
Series 1991 D6, 4.05%,  LOC
PNC Bank NA, VRDN (b)(e)

(Giffen, Schlaegle & Pirillia     475                                   475
Proj.) Series 1992 A3,
4.05%, LOC PNC Bank NA, VRDN
(b)(e)

Series 1994 B3, 4.05%, LOC        1,300                                 1,300
PNC Bank NA, VRDN (b)(e)

Series 1995 D10, 4.05%, LOC       1,000                                 1,000
PNC Bank NA, VRDN (b)(e)

Series 1995 D4, 4.05%, LOC        1,000                                 1,000
PNC Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.: -
continued

Series 1997 B3, 4.05%, LOC       $ 1,500                               $ 1,500
PNC Bank NA, VRDN (b)(e)

Series 1997 B4, 4.05%, LOC        1,600                                 1,600
PNC Bank NA, VRDN (b)(e)

Pennsylvania Econ. Dev. Fing.     110                                   110
Auth. Rev. (Johnstown Corp.
Proj.) 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Philadelphia Gas Works Rev.       3,000                                 3,000
Series 1998 C, 3.85%
4/14/00, LOC Morgan Guaranty
Trust Co., NY, CP

Philadelphia Gen. Oblig. TRAN     3,800                                 3,809
Series 1999 2000 A, 4.25%
6/30/00

Philadelphia Hosp. & Higher       1,500                                 1,500
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.       2,300                                 2,300
(30th Street Station Proj.)
3.75% (MBIA Insured), VRDN
(b)(e)

Venango Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A, 3.6% tender        3,200                                 3,200
3/10/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1990 B, 3.85% tender       1,500                                 1,500
4/7/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

                                                                        52,619

RHODE ISLAND - 0.3%

East Providence Gen. Oblig.       4,500                                 4,506
BAN 4.5% 7/7/00

Rhode Island Ind. Facilities      2,200                                 2,200
Corp. Ind. Dev. Rev. (Calise
& Sons Bakery) Series 1999,
4.05%, LOC Fleet Nat'l.
Bank, VRDN (b)(e)

                                                                        6,706

SOUTH CAROLINA - 3.4%

Abbeville City Ind. Dev. Rev.     4,000                                 4,000
(Springs Ind., Inc. Proj.)
4.05%, LOC Wachovia Bank NA,
VRDN (b)(e)

Dorchester County Ind. Dev.       6,650                                 6,650
Rev. (SYN Strand, Inc.
Proj.) Series 1994, 4.05%,
LOC Wachovia Bank NA, VRDN
(b)(e)

Marion County Ind. Dev. Rev.      2,695                                 2,695
(New South, Inc. Proj.)
Series 1994, 4.05%, LOC Bank
of America NA, VRDN (b)(e)

Orangeburg County Solid Waste     3,595                                 3,595
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

South Carolina Hsg. Fin. &        5,535                                 5,535
Dev. Auth. Mtg. Rev.
Participating VRDN Series PT
270, 4.04% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Jobs Econ.
Dev. Auth. Econ. Dev. Rev.:

(Alexander Machinery, Inc.       $ 2,100                               $ 2,100
Proj.) Series 1994, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

(Alfmeier Corp. Proj.) 4.05%,     3,400                                 3,400
LOC Bayerische Landesbank
Girozentrale, VRDN (b)(e)

(Chambers Richland Co.            2,000                                 2,000
Landfill Proj.) Series 1997,
4.05%, LOC Suntrust Bank,
VRDN (b)(e)

(Foundry, Steel, Champion         2,500                                 2,500
Tooling and Machining Proj.)
Series 1996, 4.05%, LOC
Wachovia Bank NA, VRDN (b)(e)

(Keys Printing Co. Proj.)         3,200                                 3,200
4.05%, LOC Wachovia Bank NA,
VRDN (b)(e)

(Mohawk Ind., Inc. Proj.):

Series 1997 A, 4.05%, LOC         1,000                                 1,000
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1997 B, 4.05%, LOC         1,200                                 1,200
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1997 C, 4.05%, LOC         2,325                                 2,325
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

(Paxar Corp. Proj.) Series        3,800                                 3,800
1996, 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

(Ring Missouri LP Proj.)          2,200                                 2,200
Series 1999, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

(Turnils North America Proj.)     2,100                                 2,100
Series 1999, 4.05%, LOC
Suntrust Bank, VRDN (b)(e)

South Carolina Jobs Econ.
Dev. Auth. Rev.:

(Titan Wheel Int'l. Proj.)        9,500                                 9,500
Series 1995, 4.05%, LOC Bank
of America NA, VRDN (b)(e)

(Wellman, Inc. Proj.) 4.05%,      7,500                                 7,500
LOC Wachovia Bank NA, VRDN
(b)(e)

South Carolina Port Auth.         2,025                                 2,025
Rev. Participating VRDN
4.15% (Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

South Carolina Pub. Svc.          2,800                                 2,800
Auth. Rev. 3.5% 3/10/00, CP

Spatanburg County Ind. Dev.       1,000                                 1,000
Rev. (Prym-Dritz Corp.
Proj.) 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

Union County Ind. Dev. Auth.      4,000                                 4,000
Rev. (Fed. Paper Board
Proj.) 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

                                                                        75,125

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH DAKOTA - 0.3%

South Dakota Hsg. Dev. Auth.:

Bonds (Home Ownership
Mortgage Prog.):

Series 1999 C, 3.2% 4/7/00 (e)   $ 2,000                               $ 2,000

Series I, 3.85% 9/28/00 (e)       3,000                                 3,000

Series 1997 E, 4.1%, VRDN         1,545                                 1,545
(b)(e)

                                                                        6,545

TENNESSEE - 3.8%

Chattanooga Ind. Dev. Board       1,500                                 1,500
Ind. Rev. (Burner Systems
Int'l., Inc. Proj.) 4%, LOC
Bank of America NA, VRDN
(b)(e)

Claiborne County Ind. Dev.        1,300                                 1,300
Board Ind. Dev. Rev. (Royal
Sterilization Sys. Proj.)
4.05%, LOC First Tennessee
Bank NA, VRDN (b)(e)

Cumberland County Ind. Dev.       1,000                                 1,000
Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 4.05%,
LOC PNC Bank NA, VRDN (b)(e)

Jackson Ind. Dev. Board Solid     5,000                                 5,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 4%, LOC Bank of
America NA, VRDN (b)(e)

Knox County Health & Ed. Hsg.     14,600                                14,600
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 3.95% (CDC
Fdg. Corp. Guaranteed), VRDN
(b)

Loudon County Indl. Exempt        2,900                                 2,900
Facilites Rev. (Kimberly
Clark Corp. Proj.) 4%, VRDN
(b)(e)

McMinn County Ind. Dev. Board     1,800                                 1,800
Ind. Rev. (Southern Ionics,
Inc. Proj.) 4.1%, LOC
Southtrust Bank NA, VRDN
(b)(e)

McMinn County Ind. Dev. Board     4,700                                 4,700
Solid Waste Disp.
Facilities Rev. (Bowater,
Inc. Proj.) Series 1999,
4.05%,  LOC Wachovia Bank
NA, VRDN (b)(e)

Memphis-Shelby County Arpt.       5,200                                 5,200
Auth. Arpt. Rev.
Participating VRDN Series
2000 C, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Memphis-Shelby County Ind.        3,200                                 3,200
Poll. Cont. Rev. (Birmingham
Steel Co. Proj.) Series
1996, 4.05%, LOC PNC Bank
NA, VRDN (b)(e)

Morristown Ind. Dev. Board
Ind. Dev. Rev.:

(BOS Automotive Prod. Proj.)      3,000                                 3,000
4.05%, LOC Bayerische
Hypo-und Vereinsbank AG,
VRDN (b)(e)

(Lakeway Container, Inc.          1,800                                 1,800
Proj.) Series 1993, 4.05%,
LOC First Tennessee Bank NA,
VRDN (b)(e)

Savannah Ind. Dev. Corp. Ind.     3,000                                 3,000
Dev. Rev. (Shiloh Foods
Proj.) 4%, LOC Bank of
America NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Shelby County Gen. Oblig.:

Series 1998 T, 3.55% 3/9/00,     $ 4,300                               $ 4,300
CP

Series 1999 A, 3.7% 4/14/00,      6,300                                 6,300
CP

South Pittsburg Ind. Dev.         1,600                                 1,600
Board Rev. (Lodge
Manufacturing Proj.) 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Tennessee Hosp. Dev. Agcy.        4,765                                 4,765
Participating VRDN Series PT
25, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Tennessee Hsg. Dev. Agcy.:

Bonds Series 1999 2C, 3.57%       3,400                                 3,400
8/15/00 (e)

Participating VRDN:

Series PT 59A, 4.04%              2,935                                 2,935
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 59B, 4.04%              3,950                                 3,950
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Trenton Ind. Dev. Rev.            2,045                                 2,045
(Dyersburg Fabrics, Inc.
Proj.)  Series 1990, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Volunteer Student Fund Corp.      3,925                                 3,925
Student Ln. Rev. Series 1988
A1, 3.9%, LOC State Street
Bank & Trust Co., VRDN (b)(e)

Williamson County Ind. Dev.       1,500                                 1,500
Board Rev. (Telco, Inc.
Proj.) Series 1996, 4.05%,
LOC Bank of America NA, VRDN
(b)(e)

                                                                        83,720

TEXAS - 15.8%

Austin Arpt. Sys. Rev.            4,305                                 4,305
Participating VRDN Series
2000 J, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Austin Combined Util. Sys.        3,900                                 3,900
Rev. Participating VRDN
Series 1998 V, 3.98%
(Liquidity Facility Bank of
America NA) (b)(g)

Austin Independent School         5,400                                 5,400
District Variable Rate TRAN
4.448% 8/31/00 (b)(h)

Bell County Ind. Dev. Corp.       1,680                                 1,680
Ind. Dev. Rev. (Metal Sales
Manufacturing Corp. Proj.)
4%, LOC Firstar Bank NA,
VRDN (b)(e)

Brazos Hbr. Ind. Dev. Corp.       7,340                                 7,340
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1986, 3.65% tender 4/10/00,
CP mode

Brazos River Auth. Poll.
Cont. Rev.:

(Texas Utils. Elec. Co.           4,600                                 4,600
Proj.) Series 1996 C, 3.95%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Brazos River Auth. Poll.
Cont. Rev.: - continued

Rfdg.:

(Texas Utils. Elec. Co.          $ 7,200                               $ 7,200
Proj.) 3.95% (MBIA Insured),
VRDN (b)(e)

Bonds (Texas Utils. Elec. Co.
Proj.):

Series 1994 A, 3.65% tender       3,000                                 3,000
4/10/00, LOC Canadian
Imperial Bank of Commerce,
CP mode (e)

Series B, 3.7% tender             1,700                                 1,700
4/13/00, LOC Canadian
Imperial Bank of Commerce,
CP mode (e)

Brazos River Hbr. Navigation
District of Brazoria County
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1988:

3.6% tender 3/8/00, CP mode       2,000                                 2,000
(e)

3.7% tender 4/10/00, CP mode      3,150                                 3,150
(e)

Brazos River Hbr. Navigation
District of Brazoria County
Rev. Bonds (Dow Chemical Co.
Proj.):

Series 1991:

3.65% tender 3/10/00, CP mode     21,000                                21,000

3.65% tender 4/7/00, CP mode      3,100                                 3,100

3.85% tender 4/12/00, CP mode     2,400                                 2,400

Series 1992:

3.6% tender 3/10/00, CP mode      5,000                                 5,000
(e)

3.7% tender 4/12/00, CP mode      8,590                                 8,590
(e)

Brazos River Navigation           4,300                                 4,300
Brazori County Envir.
Facilities Rev. (JT Venture
Proj.) Series 1998, 3.95%,
LOC Chase Manhattan Bank,
VRDN (b)(e)

Brownsville Ind. Dev. Corp.       1,000                                 1,000
Rev. (Rich-Seapak Corp.
Proj.) Series 1997, 4.05%,
LOC Suntrust Bank, VRDN
(b)(e)

Brownsville Util. Sys. Rev.       5,000                                 5,000
Series A, 3.65% 4/13/00,
LOC Toronto Dominion Bank, CP

Cleburne Ind. Dev. Corp. Ind.     1,250                                 1,250
Dev. Rev. (Southwestern
Analytical Chemical Proj.)
4.05%, LOC Nat'l. City Bank,
VRDN (b)(e)

Dallas Area Rapid Transit
Sales Tax Rev.:

Series A:

3.55% 3/8/00, LOC Bayerische      2,500                                 2,500
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.65% 4/13/00, LOC Bayerische     3,700                                 3,700
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Dallas Area Rapid Transit
Sales Tax Rev.: - continued

Series B:

3.55% 3/9/00, LOC Bayerische     $ 8,300                               $ 8,300
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.55% 3/21/00, LOC Bayerische     2,600                                 2,600
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

3.7% 4/10/00, LOC Bayerische      2,700                                 2,700
Landesbank Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Series C, 3.55% 3/10/00, LOC      9,500                                 9,500
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

El Paso Ind. Dev. Auth. Rev.      1,200                                 1,200
(Camden Wire Co., Inc.
Proj.) Series 1996, 4.1%,
LOC Chase Manhattan Bank of
Delaware, VRDN (b)(e)

Fort Worth Gen. Oblig. Series     1,700                                 1,700
B, 3.55% 3/14/00, CP

Georgetown Ind. Dev. Corp.        2,580                                 2,580
Rev. (Chatsworth Prods.,
Inc. Proj.) Series 1996, 4%,
LOC Bank One, Texas NA, VRDN
(b)(e)

Grand Prairie Ind. Dev. Auth.     795                                   795
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 4.15%, LOC HSBC
Bank USA, VRDN (b)(e)

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.:

Bonds:

Series 1993 B, 3.25%, tender      7,000                                 7,000
6/1/00, LOC Student Ln.
Marketing Assoc. (e)

Series 1995 A, 3.15%, tender      3,400                                 3,400
5/1/00, LOC Student Ln.
Marketing Assoc. (e)

Rfdg. Bonds:

Series 1992 A, 3.8%, tender       4,300                                 4,300
9/1/00, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.85%, tender      4,900                                 4,900
9/1/00, LOC Student Ln.
Marketing Assoc. (e)

Gulf Coast Indl. Dev. Auth.       2,500                                 2,500
Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 3.9%,
VRDN (b)(e)

Gulf Coast Waste Disp. Auth.      4,800                                 4,800
Poll. Cont. Rev.:  (Air
Products Proj.) Series 1999,
4%, LOC Bank One NA,
Chicago, VRDN (b)(e)

(Amoco Oil Co. Proj.) Series      2,200                                 2,200
1993, 3.9%, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Harlingen Ind. Dev. Auth.        $ 3,500                               $ 3,500
Ind. Dev. Rev. (Gibbs-Texas
Die Casting Proj.) 4.1%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Harris County Cultural Ed.        6,000                                 6,000
Facilities Fin. Corp. Rev.
(Houston Music Hall-Hobby
Ctr. Proj.) Series 1999,
3.9%,  LOC Chase Bank of
Texas NA, VRDN (b)

Harris County Gen. Oblig.:

Series C:

3.55% 3/8/00, CP                  3,000                                 3,000

3.6% 4/10/00, CP                  5,300                                 5,300

3.65% 4/14/00, CP                 2,210                                 2,210

Series D, 3.7% 4/10/00, CP        2,250                                 2,250

Harris County Health              5,300                                 5,300
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.9% (FSA Insured), VRDN (b)

Houston Arpt. Sys. Rev.           2,200                                 2,200
Participating VRDN Series PT
1102, 4.06% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

Houston Gen. Oblig.:

Series B, 3.7% 4/13/00, CP        2,300                                 2,300

Series C, 3.5% 3/14/00, CP        7,000                                 7,000

Houston Higher Ed. Fin. Corp.     2,400                                 2,400
Higher Ed. Rev.
Participating VRDN Series SG
127, 3.98% (Liquidity
Facility Societe Generale)
(b)(g)

Houston Wtr. & Swr. Sys. Rev.     2,300                                 2,300
Series A, 3.55% 3/9/00, CP

Lower Colorado River Auth.        6,000                                 6,000
Tax Rev. Participating VRDN
Series PA 590R, 3.98%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

North Central Texas Health        3,900                                 3,900
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp. Proj.) Series 1998,
3.9% tender 3/17/00 (AMBAC
Insured), CP mode

North Texas Muni. Wtr.            5,000                                 5,050
District Wtrwks. Rev. Bonds
Series 1992, 6% 9/1/00 (MBIA
Insured)

Plano Health Facilities Dev.      3,300                                 3,300
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr. Proj.)
3.85% tender 4/11/00 (MBIA
Insured) (BPA Chase Bank of
Texas NA),  CP mode

San Antonio Elec. & Gas Rev.
Participating VRDN:

Series SG 101, 3.98%              4,000                                 4,000
(Liquidity Facility Societe
Generale) (b)(g)

Series SG 105, 3.98%              4,420                                 4,420
(Liquidity Facility Societe
Generale) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

San Antonio Ind. Dev. Auth.      $ 1,000                               $ 1,000
Ind. Dev. Rev. (LGC Bldg. &
KLN Steel Proj.) Series
1998, 4.05%, LOC Bank of
America NA, VRDN (b)(e)

San Antonio Wtr. Rev.             6,000                                 6,000
Participating VRDN Series
FRRI A79, 4.1% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

San Marcos Ind. Dev. Corp.        3,250                                 3,250
Ind. Dev. Rev. (Butler
Manufacturing Co. Proj.)
Series 1995, 4.04%, LOC Bank
of America NA, VRDN (b)(e)

Socorro Independent School        2,380                                 2,380
District Variable Rate TRAN
4.615% 8/31/00 (b)(h)

Sunbelt Ind. Dev. Corp. Rev.      2,200                                 2,200
(Fort Dearborn Lithograph
Proj.) Series 1995, 4%, LOC
Bank One NA, Michigan, VRDN
(b)(e)

Terrell Dev. Corp. Ind. Dev.      1,600                                 1,600
Rev. (Consolidated Sys.
Proj.) 4.05%, LOC Wachovia
Bank NA, VRDN (b)(e)

Texas A&M Univ. Permanent         1,700                                 1,700
Univ. Fund Bonds Series B,
3.6% tender 4/5/00, CP mode

Texas Gen. Oblig. TRAN Series     66,960                                67,216
1999 A, 4.5% 8/31/00

Texas Tech. Univ. Revs. 3.85%     7,280                                 7,280
4/12/00, CP

Univ. of Texas Permanent
Univ. Fund Bonds Series A:

3.55% tender 4/10/00, CP mode     8,000                                 8,000

3.6% tender 4/10/00, CP mode      3,000                                 3,000

Univ. of Texas Univ. Rev.
Participating VRDN:

Series MSDW 98 97, 3.96%          9,000                                 9,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series SGA 78, 3.95%              4,500                                 4,500
(Liquidity Facility Societe
Generale) (b)(g)

                                                                        348,146

UTAH - 0.9%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Rfdg. Bonds Series 1985 E2,       4,800                                 4,800
3.6% tender 3/27/00 (AMBAC
Insured) (BPA Landesbank
Hessen-Thuringen),  CP mode

Series 1997 B2:

3.55% 3/23/00, CP                 2,000                                 2,000

3.6% 3/27/00, CP                  2,300                                 2,300

3.8% 4/6/00, CP                   9,300                                 9,300

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Utah Hsg. Fin. Agcy.
Participating VRDN:

Series PT 84A, 4.04%             $ 790                                 $ 790
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(e)(g)

Series PT 84B, 4.04%              510                                   510
(Liquidity Facility Merrill
Lynch &  Co., Inc.) (b)(e)(g)

                                                                        19,700

VERMONT - 0.3%

Vermont Econ. Dev. Auth. Ind.     1,355                                 1,355
Dev. Rev. (Huber and Suhner
Proj.) 4.1%, LOC Key Bank
NA, VRDN (b)(e)

Vermont Edl. & Health Bldg.       1,840                                 1,840
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

Vermont Hsg. Fin. Agcy.           3,120                                 3,120
Single Family Hsg. Rev.
Participating VRDN Series 2,
4.04% (Liquidity Facility
Merrill Lynch &  Co., Inc.)
(b)(e)(g)

                                                                        6,315

VIRGINIA - 3.8%

Botetourt County Ind. Dev.        1,695                                 1,695
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 4.05%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.):

Series 1987 A, 3.55% tender       7,750                                 7,750
3/8/00, CP mode

Series 1987 B, 3.55% tender       6,130                                 6,130
3/10/00, CP mode

Series 1987 C:

3.5% tender 3/7/00, CP mode       3,200                                 3,200

3.55% tender 3/8/00, CP mode      1,000                                 1,000

Frederick County Ind. Dev.        5,005                                 5,005
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 4%, LOC Bank of
America NA, VRDN (b)(e)

Greensville County Ind. Dev.
Auth. Dev. Rev. (Beach Mold
& Tool Virginia, Inc. Proj.):

Series 1996 A, 4.1%, LOC Bank     1,550                                 1,550
One, Kentucky NA, VRDN (b)(e)

Series 1996 B, 4.1%, LOC Bank     2,250                                 2,250
One, Kentucky NA, VRDN (b)(e)

Greensville County Ind. Dev.      1,110                                 1,110
Auth. Rev. (Beach Mold &
Tool Virginia, Inc. Proj.)
4.1%, LOC Bank One, Kentucky
NA, VRDN (b)(e)

Halifax County Ind. Dev.          13,100                                13,100
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1992, 3.55%
tender 3/7/00, CP mode (e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Louisa Ind. Dev. Auth. Poll.     $ 2,700                               $ 2,700
Cont. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.)
Series 1985, 3.55% tender
3/10/00, CP mode

Mecklenburg County Ind. Dev.      4,140                                 4,140
Auth. Rev. (American Bldg.
Co. Proj.) 4.1%, LOC
Canadian Imperial Bank of
Commerce, VRDN (b)(e)

Newport News Gen. Oblig. BAN      3,000                                 3,003
4.5% 6/15/00

Norfolk Arpt. Auth. Series B,     6,400                                 6,400
3.45% 3/7/00, LOC First
Union Nat'l. Bank, North
Carolina, CP (e)

Poquoson Gen. Oblig. BAN          5,800                                 5,800
4.25% 11/1/00

Virginia Pub. School Auth.        12,800                                12,800
Participating VRDN Series
Putters 139, 3.96%
(Liquidity Facility J.P.
Morgan & Co., Inc.) (b)(g)

York County Ind. Dev. Auth.       5,700                                 5,700
Poll. Cont. Rev. Bonds
(Virginia Elec. & Pwr. Co.
Proj.) Series 1985, 3.5%
tender 3/7/00, CP mode

                                                                        83,333

WASHINGTON - 5.0%

Chelan County Pub. Util.          3,200                                 3,200
District #1 Rev.
Participating VRDN Series PA
197, 4.04% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(g)

King County Swr. Rev.             1,900                                 1,900
Participating VRDN Series
Merlots 00 E, 4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Pierce County Econ. Dev.          3,000                                 3,000
Corp. Rev. (Pacific LLC
Proj.) 4.15%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (b)(e)

Port Grays Hbr. Ind. Dev.         12,015                                12,015
Corp. Solid Waste Disp. Rev.
 (Pacific Veneer,
Weyerhaeuser Co. Proj.)
Series 1993,  4%, VRDN (b)(e)

Port Longview Ind. Dev. Corp.     22,400                                22,400
Solid Waste Disp. Rev.
(Pacific Veneer,
Weyerhaeuser Co. Proj.)
Series 1993, 4%, VRDN (b)(e)

Port Seattle Gen. Oblig.:

Series 1999 B:

3.55% 3/8/00, LOC Commerzbank     3,000                                 3,000
AG, CP (e)

3.6% 4/11/00, LOC Commerzbank     6,900                                 6,900
AG, CP (e)

Series B, 3.5% 3/7/00, LOC        2,700                                 2,700
Bank of America NA, CP (e)

Seattle Gen. Oblig. Ltd. Tax      2,600                                 2,600
Participating VRDN Series
SGB 12, 3.96% (Liquidity
Facility Societe Generale)
(b)(g)

Seattle Hsg. Auth. Rev. (New      5,000                                 5,000
Holly Proj. Phase II) 4.1%,
LOC Key Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Econ. Dev. Fin.       $ 1,300                               $ 1,300
Auth. Rev. (Hunter Douglas
Proj.) Series 1997 A, 4.05%,
LOC ABN-AMRO Bank NV, VRDN
(b)(e)

Washington Gen. Oblig.:

Bonds Series 96C4708, 3.9%,       3,440                                 3,440
tender 5/1/00 (Liquidity
Facility Citibank, New York
NA) (g)(h)

Bonds Series 984702, 3.9%,        12,500                                12,500
tender 5/1/00 (Liquidity
Facility Citibank, New York
NA) (g)(h)

Participating VRDN:

Series SGA 34, 3.95%              3,255                                 3,255
(Liquidity Facility Societe
Generale) (b)(g)

Series SGA 35, 3.95%              8,990                                 8,990
(Liquidity Facility Societe
Generale) (b)(g)

Series SGB 9, 3.96%               5,000                                 5,000
(Liquidity Facility Societe
Generale) (b)(g)

Washington Hsg. Fin.
Commission Rev.:

Bonds Series 5N, 3.8% 10/10/00    2,200                                 2,200

Participating VRDN Series         4,015                                 4,015
1997 D, 4.05% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(g)

Washington Hsg. Fin.              1,815                                 1,815
Commission Single Family
Mtg. Rev. Participating VRDN
Series PT 86, 4.04%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Washington Motor Vehicle Fuel     4,000                                 4,000
Tax Participating VRDN
Series 964701, 3.96%
(Liquidity Facility
Citibank, New York NA) (b)(g)

                                                                        109,230

WEST VIRGINIA - 1.2%

Grant County Poll. Cont. Rev.
Bonds (Virginia Elec. &
Pwr. Co. Proj.):

Series 1986, 3.55% tender         1,300                                 1,300
3/8/00, CP mode (e)

Series 1994, 3.65% tender         3,300                                 3,300
4/13/00, CP mode

Grant County Solid Waste          6,500                                 6,500
Disp. Rev. Bonds (Virginia
Elec. & Pwr. Co. Proj.)
Series 1996, 3.8% tender
4/11/00,  CP mode (e)

West Virginia Econ. Dev.          5,500                                 5,500
Auth. Ind. Rev. (Smith Svc.,
Inc. Proj.) Series 1999,
4.06%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (b)(e)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.
Proj.):

3.5% tender 3/7/00, LOC UBS       3,100                                 3,100
AG, CP mode (e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WEST VIRGINIA - CONTINUED

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.
Proj.): - continued

3.75% tender 4/10/00, LOC UBS    $ 4,400                               $ 4,400
AG, CP mode (e)

3.75% tender 4/11/00, LOC UBS     2,650                                 2,650
AG, CP mode (e)

                                                                        26,750

WISCONSIN - 2.7%

Ashwaubenon Ind. Dev. Rev.        1,750                                 1,750
(Tufco Proj.) Series 1992,
4%, LOC Bank One, Wisconsin,
VRDN (b)(e)

Butler Ind. Dev. Rev.             2,450                                 2,450
(Western States Envelope Co.
Proj.) Series 1996, 4.1%,
LOC Firstar Bank NA, VRDN
(b)(e)

Hartford Cmnty. Dev. Auth.        2,120                                 2,120
Ind. Dev. Rev. (TNT/Larpen
Supply Proj.) 4%, LOC Bank
One, Wisconsin, VRDN (b)(e)

Merrill Ind. Dev. Rev. (C&H       930                                   930
Packaging Co., Inc. Proj.)
Series 1996, 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Milwaukee County Gen. Oblig.
Participating VRDN:

Series 2000 A8, 3.9%              7,000                                 7,000
(Liquidity Facility Bank of
New York NA) (b)(g)

Series FRRI A37, 4.05%            6,900                                 6,900
(Liquidity Facility Bank of
New York NA) (b)(g)

Oak Creek Ind. Dev. Rev.          1,800                                 1,800
(Outlook Packaging, Inc.
Proj.) 4.05%, LOC Bank of
America Nat'l. Trust &
Savings Assoc., VRDN (b)(e)

Platteville Ind. Dev. Rev.        1,250                                 1,250
(Woodward Communications
Proj.) 4.05%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

Pleasant Prairie Village Ind.     4,800                                 4,800
Dev. Rev. (Muskie
Enterprises, Inc. Proj.)
Series 1995, 4.05%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Raymond Ind. Dev. Rev.            2,270                                 2,270
(Richard S. Werner, Inc.
Proj.)  Series 1996, 4%, LOC
Bank One, Wisconsin, VRDN
(b)(e)

Rhinelander Ind. Rev.:

(American Plastics Co., Inc.      3,295                                 3,295
Proj.) Series 1996, 4.1%,
LOC Firstar Bank NA, VRDN
(b)(e)

(Red Arrow Prod. Co., Inc.        5,600                                 5,600
Proj.) Series 1994, 4%,  LOC
Bank One, Wisconsin, VRDN
(b)(e)

Sturgeon Bay Ind. Dev. Rev.       1,100                                 1,100
(Marine Travelift Proj.)
Series 1996, 4.1%, LOC
Firstar Bank NA, VRDN (b)(e)

Sturtevant Ind. Dev. Rev.         1,300                                 1,300
(Quadra, Inc. Proj.) 4%, LOC
Bank One, Wisconsin, VRDN
(b)(e)

Wisconsin Gen. Oblig.:

Series 1997 A, 3.45% 3/10/00,     4,449                                 4,449
CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - CONTINUED

Wisconsin Gen. Oblig.: -
continued

Participating VRDN Series        $ 5,480                               $ 5,480
944904 Class A, 3.98%
(Liquidity Facility
Citibank, New York NA)
(b)(e)(g)

Wisconsin Hsg. & Econ. Dev.       6,000                                 6,000
Auth. Home Ownership Rev.
Bonds Series 1999 I, 3.55%
8/15/00 (e)

Wisconsin Trans. Rev. Series      1,900                                 1,900
1997 A, 3.55% 3/21/00, CP

                                                                        60,394

WYOMING - 0.1%

Wyoming Cmnty. Dev. Auth.         1,555                                 1,555
Participating VRDN Series PT
112, 3.98% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(g)

NON-STATE SPECIFIC - 0.2%

Stephens Equity Trust III         5,299                                 5,299
Participating VRDN Series
1996, 4.16%, LOC Bayerische
Hypo-und Vereinsbank AG
(b)(e)(g)

                                 SHARES

OTHER - 2.5%

Municipal Central Cash Fund,      55,466,813                            55,467
3.87% (c)(d)

TOTAL INVESTMENT PORTFOLIO -                                            2,218,767
100.7%

NET OTHER ASSETS - (0.7)%                                               (15,347)

NET ASSETS - 100%                                                     $ 2,203,420

Total Cost for Income Tax Purposes                                    $ 2,218,767


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  COST (000S)

Austin Independent School     9/17/99           $ 5,400
District Variable Rate TRAN
4.448% 8/31/00

Nevada Muni. Bonds Series     3/1/99            $ 3,200
962801 Class A, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.  3/1/99            $ 4,100
Rev. Bonds Series 983204,
3.9%, tender  5/1/00
(Liquidity Facility
Citibank,  New York NA)

Socorro Independent School    8/25/99           $ 2,380
District Variable Rate TRAN
4.615% 8/31/00

Washington Gen. Oblig. Bonds  3/1/99            $ 3,440
Series 96C4708, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank, New  York NA)

Washington Gen. Oblig. Bonds  2/1/00            $ 12,500
Series 984702, 3.9%, tender
5/1/00 (Liquidity Facility
Citibank,  New York NA)

INCOME TAX INFORMATION

At August 31, 1999, the fund had a
capital loss carryforward of approximately $316,000 of which $1,000, $46,000, $26,000, $125,000, $14,000, $95,000 and $9,000 will expire on
August 31, 2001, 2002, 2003, 2004, 2005, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)
                       FEBRUARY 29, 2000 (UNAUDITED)

ASSETS

Investment in securities, at            $ 2,218,767
value -  See accompanying
schedule

Receivable for fund shares               10,658
sold

Interest receivable                      14,372

 TOTAL ASSETS                            2,243,797

LIABILITIES

Payable to custodian bank      $ 28

Payable for investments         11,100
purchased Regular delivery

 Delayed delivery               21,000

Payable for fund shares         7,079
redeemed

Distributions payable           454

Accrued management fee          705

Other payables and accrued      11
expenses

 TOTAL LIABILITIES                       40,377

NET ASSETS                              $ 2,203,420

Net Assets consist of:

Paid in capital                         $ 2,203,748

Accumulated net realized gain            (328)
(loss) on investments

NET ASSETS, for 2,203,746               $ 2,203,420
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($2,203,420
(divided by) 2,203,746
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED FEBRUARY 29,
                                2000 (UNAUDITED)

INTEREST INCOME                        $ 40,095

EXPENSES

Management fee               $ 5,482

Non-interested trustees'      3
compensation

 Total expenses before        5,485
reductions

 Expense reductions           (1,144)   4,341

NET INTEREST INCOME                     35,754

NET REALIZED GAIN (LOSS) ON             16
INVESTMENTS

NET INCREASE IN NET ASSETS             $ 35,770
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED FEBRUARY 29,  YEAR ENDED AUGUST 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 35,754                       $ 64,717

 Net realized gain (loss)         16                             (14)

 NET INCREASE (DECREASE) IN       35,770                         64,703
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (35,754)                       (64,717)
from net interest income

Share transactions at net         1,397,471                      2,581,058
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  32,663                         59,578
distributions from net
interest income

 Cost of shares redeemed          (1,443,064)                    (2,701,588)

 NET INCREASE (DECREASE) IN       (12,930)                       (60,952)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (12,914)                       (60,966)
IN NET ASSETS

NET ASSETS

 Beginning of period              2,216,334                      2,277,300

 End of period                   $ 2,203,420                    $ 2,216,334


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED FEBRUARY 29,  YEARS ENDED AUGUST 31,
                               2000

                               (UNAUDITED)                    1999                    1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .016                           .029                    .033     .033     .034     .035
Operations Net interest
income

Less Distributions

From net interest income        (.016)                         (.029)                  (.033)   (.033)   (.034)   (.035)

Net asset value,  end of       $ 1.000                        $ 1.000                 $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B, C               1.64%                          2.95%                   3.40%    3.38%    3.41%    3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period     $ 2,203                        $ 2,216                 $ 2,277  $ 2,329  $ 2,380  $ 2,206
(in millions)

Ratio of expenses  to average   .40% A, D                      .40% D                  .40% D   .40% D   .40% D   .40% D
 net assets

Ratio of expenses to average    .40% A                         .39% E                  .39% E   .40%     .39% E   .40%
net assets after expense
reductions

Ratio of net interest income    3.26% A                        2.91%                   3.35%    3.33%    3.36%    3.53%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 29, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES -
CONTINUED

underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $31,020,000 or 1.4% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $7,000 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE -
CONTINUED

default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $1,097,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $47,000 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Stanley N. Griffith, Assistant
Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
  and
Citibank, N.A.
New York, NY

* INDEPENDENT TRUSTEES

SMM-SANN-0400  98807
1.701062.102

CUSTODIAN
Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal
Money Market(registered trademark)
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
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MUTUAL FUND 24-HOUR SERVICE
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